UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Currency Strategy, Fixed Income and Alternative Funds

Semi-Annual Report

February 28, 2017

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

Fixed Income Funds:

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

(formerly, WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

(formerly, WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

(formerly, WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

(formerly, WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

(formerly, WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

Alternative Funds:

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	99.1%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Bill, 0.48%, 4/6/17	50.4%
U.S. Treasury Bill, 0.48%, 3/2/17	48.7%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.50%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.33%	0.62%	5.99%	5.40%
Fund Market Price Returns	4.33%	0.66%	5.99%	5.40%
Bloomberg Dollar Total Return Index	4.42%	0.90%	6.52%	5.94%
Bloomberg Dollar Spot Index	4.34%	0.80%	6.82%	6.26%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	1

Performance Summary (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	131.7%
Repurchase Agreement	17.9%
Other Assets less Liabilities‡	-49.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Bill, 0.50%, 3/2/17	54.5%
U.S. Treasury Bill, 0.41%, 3/16/17	54.5%
U.S. Treasury Bill, 0.52%, 4/20/17	22.7%
Deutsche Bank, tri-party repurchase agreement, 0.53%, 3/1/17††	17.9%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Brazilian Real Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	9.55%	41.70%	1.00%	-3.07%	1.23%
Fund Market Price Returns	8.78%	43.43%	1.08%	-3.02%	1.08%
JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil	9.51%	42.37%	1.46%	-2.60%	2.18%
Brazilian real	3.95%	27.91%	-7.40%	-11.21%	-6.91%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	67.2%
Repurchase Agreement	31.1%
Other Assets less Liabilities‡	1.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Bill, 0.49%, 3/2/17	48.8%
Citigroup, Inc., tri-party repurchase agreement, 0.54%, 3/1/17††	31.1%
U.S. Treasury Bill, 0.48%, 4/6/17	18.4%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.02%	-1.87%	-1.38%	-0.02%	0.79%
Fund Market Price Returns	-0.86%	-1.75%	-1.36%	0.02%	0.68%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	-0.27%	-0.32%	0.25%	0.98%	1.93%
Chinese yuan	-2.74%	-4.72%	-3.03%	-1.74%	0.21%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	3

Performance Summary (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	66.3%
Repurchase Agreement	31.4%
Other Assets less Liabilities‡	2.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Bill, 0.49%, 3/2/17	35.8%
Citigroup, Inc., tri-party repurchase agreement, 0.54%, 3/1/17††	31.4%
U.S. Treasury Bill, 0.48%, 4/6/17	30.5%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.00%	8.68%	-2.92%	-3.15%	0.02%
Fund Market Price Returns	0.56%	8.33%	-3.05%	-3.15%	-0.15%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	0.71%	7.82%	-2.45%	-1.91%	0.85%
Equal-Weighted Emerging Currency Composite	1.31%	9.49%	-2.13%	-2.39%	0.82%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 6, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	65.3%
Repurchase Agreement	31.8%
Other Assets less Liabilities‡	2.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Bill, 0.49%, 3/2/17	65.3%
Citigroup, Inc., tri-party repurchase agreement, 0.54%, 3/1/17††	31.8%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Indian Rupee Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.97%	8.82%	3.16%	0.01%	0.72%
Fund Market Price Returns	3.25%	8.34%	3.02%	0.13%	0.66%
JP Morgan Emerging Local Markets Index Plus (ELMI+) India	2.86%	8.84%	3.77%	0.67%	1.65%
Indian rupee	0.37%	2.91%	0.04%	-6.00%	-5.01%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	5

Performance Summary (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

Country Breakdown† as of 2/28/17

Country	% of Net Assets
Australia	13.5%
Supranational Bonds	13.1%
Thailand	12.9%
United States	11.3%
South Korea	7.0%
Singapore	6.8%
Malaysia	6.5%
Philippines	6.5%
Hong Kong	6.4%
Indonesia	4.5%
China	3.1%
New Zealand	2.4%
Other Assets less Liabilities‡	6.0%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.54%, 3/1/17††	11.3%
South Australian Government Financing Authority, 5.00%, 5/20/21, Series 21	4.7%
Queensland Treasury Corp., 6.00%, 7/21/22, Series 22, Reg S	4.5%
Thailand Government Bond, 1.88%, 6/17/22	4.3%
Nordic Investment Bank, 3.50%, 1/30/18	3.9%
International Finance Corp., 8.25%, 6/10/21	3.8%
Thailand Government Bond, 3.63%, 6/16/23	3.3%
Asian Development Bank, 2.85%, 10/21/20	3.2%
Korea Treasury Bond, 5.75%, 9/10/18, Series 1809	3.1%
Hong Kong Government Bond Programme, 2.46%, 8/4/21	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Asia Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of a broad range of Asian countries.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.19%	4.52%	-0.71%	-1.35%	-0.03%
Fund Market Price Returns	-2.19%	4.44%	-0.64%	-1.28%	-0.04%
Markit iBoxx Asian Local Bond Index	-3.72%	4.33%	1.83%	0.87%	2.19%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 17, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

Country Breakdown† as of 2/28/17

Country	% of Net Assets
Australia	60.8%
Supranational Bonds	26.3%
New Zealand	11.6%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
Australia Government Bond, 3.25%, 10/21/18, Series 141, Reg S	4.2%
International Bank for Reconstruction & Development, 5.75%, 10/21/19, Series GDIF	2.7%
New Zealand Government Bond, 5.50%, 4/15/23, Series 423, Reg S	2.7%
Queensland Treasury Corp., 4.75%, 7/21/25, Series 25, Reg S	2.5%
Nordic Investment Bank, 4.75%, 2/28/24	2.5%
Western Australian Treasury Corp., 7.00%, 7/15/21, Series 21	2.5%
New Zealand Government Bond, 5.00%, 3/15/19, Series 319, Reg S	2.5%
Australia Government Bond, 5.25%, 3/15/19, Series 122, Reg S	2.4%
South Australian Government Financing Authority, 4.25%, 11/20/23, Series 23	2.3%
New Zealand Government Bond, 6.00%, 5/15/21, Series 521, Reg S	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Australia & New Zealand Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its investment objective through investments in fixed income instruments denominated in Australian or New Zealand dollars.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	-0.35%	9.42%	-0.63%	-1.90%	1.37%
Fund Market Price Returns[2]	-0.84%	9.33%	-0.46%	-1.81%	1.22%
Citigroup Australian Broad Investment-Grade Bond Index	-0.39%	9.03%	-0.07%	-1.54%	4.19%
Spliced Australia & New Zealand Debt Composite	-0.70%	9.28%	0.02%	-0.97%	2.33%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 25, 2008.
[2]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	7

Performance Summary (unaudited)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

(Formerly, WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	33.0%
U.S. Government Agencies	30.8%
Corporate Bonds	24.0%
Commercial Mortgage-Backed Securities	4.1%
Foreign Corporate Bonds	3.1%
Supranational Bond	1.7%
Foreign Government Obligations	1.4%
Municipal Bond	0.7%
Foreign Government Agencies	0.5%
U.S. Government Agencies Sold Short	-1.3%
Other Assets less Liabilities‡	2.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Note, 1.63%, 12/31/19	10.4%
U.S. Treasury Note, 1.63%, 11/15/22	6.6%
U.S. Treasury Note, 1.50%, 8/15/26	4.6%
U.S. Treasury Note, 0.88%, 1/15/18	4.6%
U.S. Treasury Bond, 2.50%, 5/15/46	4.5%
Federal Home Loan Mortgage Corp., 2.38%, 1/13/22	2.3%
U.S. Treasury Bond, 6.88%, 8/15/25	2.3%
Federal National Mortgage Association, 0.88%, 5/21/18	1.8%
European Investment Bank, 4.00%, 2/16/21	1.7%
Government National Mortgage Association, 3.50%, 8/20/44	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.23%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.18%	3.62%	0.40%	0.53%
Fund Market Price Returns	1.34%	3.86%	0.45%	0.59%
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration	1.00%	3.25%	1.02%	1.12%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

(Formerly, WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	35.3%
U.S. Government Agencies	27.0%
Corporate Bonds	23.6%
Commercial Mortgage-Backed Securities	3.2%
Foreign Corporate Bonds	3.2%
Supranational Bond	1.1%
Foreign Government Obligations	1.1%
Foreign Government Agencies	1.0%
Municipal Bond	0.8%
Asset-Backed Securities	0.5%
Other Assets less Liabilities‡	3.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Note, 1.63%, 11/15/22	8.4%
U.S. Treasury Bond, 6.88%, 8/15/25	7.9%
U.S. Treasury Note, 0.88%, 1/15/18	7.7%
U.S. Treasury Note, 1.63%, 12/31/19	5.7%
U.S. Treasury Bond, 2.50%, 5/15/46	3.1%
U.S. Treasury Bond, 4.50%, 2/15/36	2.5%
Federal National Mortgage Association, 0.88%, 5/21/18	1.8%
Federal Home Loan Mortgage Corp., 2.38%, 1/13/22	1.6%
Federal Home Loan Mortgage Corp., 4.50%, 3/1/47	1.1%
European Investment Bank, 4.00%, 2/16/21	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.28%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.60%	5.06%	-1.87%	-2.42%
Fund Market Price Returns	4.92%	5.66%	-1.75%	-2.26%
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration	4.75%	5.14%	-1.09%	-1.56%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	9

Performance Summary (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

(Formerly, WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
Corporate Bonds	37.7%
U.S. Government Agencies	28.3%
U.S. Government Obligations	15.6%
Foreign Corporate Bonds	7.6%
Commercial Mortgage-Backed Securities	7.1%
Foreign Government Obligations	2.8%
Municipal Bonds	0.3%
U.S. Government Agencies Sold Short	-0.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).
‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Note, 2.50%, 8/15/23	3.6%
U.S. Treasury Note, 1.50%, 5/31/19	3.4%
U.S. Treasury Note, 2.00%, 2/28/21	2.4%
U.S. Treasury Note, 2.13%, 1/31/21	2.1%
U.S. Treasury Bond, 8.13%, 5/15/21	1.3%
Tennessee Valley Authority, 5.88%, 4/1/36	1.1%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/32	1.0%
Federal Home Loan Mortgage Corp., 3.50%, 3/1/47	0.9%
Federal National Mortgage Association, 6.63%, 11/15/30	0.8%
Federal National Mortgage Association, 3.00%, 3/1/47	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays U.S. Aggregate Enhanced Yield Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s net and gross annual expense ratios were 0.12% and 0.20%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.12% through December 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-2.40%	3.47%	3.12%
Fund Market Price Returns	-2.46%	3.38%	3.21%
Bloomberg Barclays U.S. Aggregate Enhanced Yield Index	-2.12%	3.66%	3.30%
Bloomberg Barclays U.S. Aggregate Index	-2.19%	1.42%	2.43%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	99.7%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).
‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Floating Rate Note, 0.69%, 7/31/18	27.3%
U.S. Treasury Floating Rate Note, 0.69%, 10/31/18	27.2%
U.S. Treasury Floating Rate Note, 0.71%, 4/30/18	26.9%
U.S. Treasury Floating Rate Note, 0.66%, 1/31/19	18.3%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of an index that measures the performance of the market for floating rate public obligations of the U.S. Treasury.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s net and gross annual expense ratios were 0.15% and 0.20%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.15% through December 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.33%	0.65%	0.20%	0.19%
Fund Market Price Returns	0.33%	0.78%	0.07%	0.06%
Bloomberg U.S. Treasury Floating Rate Bond Index	0.42%	0.79%	0.35%	0.33%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 4, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	11

Performance Summary (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown† as of 2/28/17

Country	% of Net Assets
Brazil	18.3%
Hong Kong	12.2%
Russia	10.4%
China	5.8%
Argentina	5.8%
South Korea	4.5%
Mexico	4.5%
Colombia	4.2%
India	4.2%
Singapore	3.5%
Kazakhstan	3.0%
Morocco	2.8%
Peru	2.5%
United Arab Emirates	2.5%
Indonesia	2.4%
Chile	2.1%
Turkey	1.3%
Macau	1.2%
Qatar	1.2%
Guatemala	0.6%
Luxembourg	0.6%
Poland	0.5%
South Africa	0.5%
Jamaica	0.5%
Kuwait	0.5%
Other Assets less Liabilities‡	4.4%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/8/22, Reg S	3.2%
PCCW-HKT Capital No.5 Ltd., 3.75%, 3/8/23, Reg S	3.1%
KazMunayGas National Co. JSC, 6.38%, 4/9/21, Reg S	3.0%
Shinhan Bank, 3.88%, 3/24/26	3.0%
Petrobras Global Finance B.V., 5.38%, 1/27/21	2.9%
OCP S.A., 5.63%, 4/25/24, Reg S	2.8%
Lukoil International Finance B.V., 4.75%, 11/2/26, Reg S	2.4%
Southern Copper Corp., 5.25%, 11/8/42	2.3%
Oversea-Chinese Banking Corp. Ltd., 4.25%, 6/19/24, Reg S	2.3%
Braskem America Finance Co., 7.13%, 7/22/41, Reg S	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.60%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.24%	13.12%	2.71%	3.70%
Fund Market Price Returns	2.31%	14.39%	3.10%	3.74%
JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad	1.74%	12.99%	5.37%	5.22%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown† as of 2/28/17

Country	% of Net Assets
Russia	11.2%
Brazil	11.2%
Thailand	6.7%
Poland	6.7%
Colombia	6.5%
Mexico	6.4%
Turkey	6.2%
South Africa	5.4%
Indonesia	4.7%
Peru	3.5%
Philippines	3.3%
Malaysia	3.3%
South Korea	3.3%
Romania	3.2%
Hungary	3.2%
India	3.2%
Supranational Bonds	3.1%
China	3.1%
Other Assets less Liabilities‡	5.8%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
Brazil Letras do Tesouro Nacional, 13.64%, 1/1/19	4.5%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23, Series F	2.9%
Colombian TES, 10.00%, 7/24/24, Series B	2.6%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21, Series F	2.5%
Indonesia Treasury Bond, 8.25%, 6/15/32, Series FR58	1.9%
Thailand Government Bond, 3.65%, 12/17/21	1.8%
Russian Federal Bond - OFZ, 6.70%, 5/15/19, Series 6216	1.7%
India Government Bond, 9.20%, 9/30/30	1.6%
Colombian TES, 7.00%, 5/4/22, Series B	1.6%
Indonesia Treasury Bond, 8.38%, 9/15/26, Series FR56	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.95%	13.87%	-2.00%	-2.66%	-0.31%
Fund Market Price Returns	1.01%	14.23%	-1.89%	-2.65%	-0.43%
JP Morgan GBI-EM Global Diversified Index	-0.27%	12.42%	-2.52%	-2.46%	0.00%**
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 9, 2010.
**	Represents less than 0.01%.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	13

Performance Summary (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

(Formerly, WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
Corporate Bonds	84.8%
Foreign Corporate Bonds	11.3%
Other Assets less Liabilities‡	3.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
MGM Resorts International, 6.75%, 10/1/20	1.2%
DISH DBS Corp., 6.75%, 6/1/21	1.1%
Sprint Communications, Inc., 9.00%, 11/15/18	1.1%
Intelsat Jackson Holdings S.A., 7.25%, 4/1/19	1.0%
WellCare Health Plans, Inc., 5.75%, 11/15/20	1.0%
Cablevision Systems Corp., 7.75%, 4/15/18	1.0%
Ally Financial, Inc., 7.50%, 9/15/20	1.0%
United Continental Holdings, Inc., 6.00%, 12/1/20	0.9%
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18	0.9%
Steel Dynamics, Inc., 5.13%, 10/1/21	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.43%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	5.36%	18.75%	3.02%	3.09%
Fund Market Price Returns	5.61%	22.28%	3.27%	3.14%
BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index	6.87%	21.85%	3.49%	3.79%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

(Formerly, WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
Corporate Bonds	84.1%
Foreign Corporate Bonds	11.8%
Other Assets less Liabilities‡	4.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
Sprint Communications, Inc., 9.00%, 11/15/18	2.2%
Ally Financial, Inc., 7.50%, 9/15/20	1.8%
CIT Group, Inc., 5.00%, 5/15/17	1.7%
NXP B.V., 4.13%, 6/1/21	1.7%
DISH DBS Corp., 4.25%, 4/1/18	1.6%
Wind Acquisition Finance S.A., 4.75%, 7/15/20	1.6%
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18	1.4%
Navient Corp., 8.45%, 6/15/18, Series A	1.4%
Cablevision Systems Corp., 7.75%, 4/15/18	1.3%
iStar, Inc., 7.13%, 2/15/18	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Negative Duration High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	11.24%	20.66%	-0.50%	-1.10%
Fund Market Price Returns	12.37%	21.89%	-0.03%	-0.90%
BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index	12.57%	25.58%	0.79%	0.41%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	15

Performance Summary (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

Country Breakdown† as of 2/28/17

Country	% of Net Assets
United States	51.9%
United Kingdom	11.4%
Germany	4.3%
France	3.7%
Netherlands	3.6%
Russia	2.9%
Italy	2.9%
Brazil	2.8%
Argentina	2.1%
Belgium	2.1%
Canada	2.0%
Mexico	1.4%
Ireland	1.0%
Switzerland	0.9%
Colombia	0.9%
Luxembourg	0.9%
Other Assets less Liabilities‡	5.2%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
Cooperatieve Rabobank UA, 5.25%, 8/4/45	3.6%
Bank of America Corp., 3.30%, 1/11/23	3.4%
Lukoil International Finance B.V., 6.13%, 11/9/20	2.9%
Intesa Sanpaolo SpA, 5.02%, 6/26/24	2.9%
Barclays Bank PLC, 7.63%, 11/21/22	2.9%
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	2.9%
Royal Bank of Scotland Group PLC, 5.13%, 5/28/24	2.8%
Anglo American Capital PLC, 4.88%, 5/14/25	2.8%
SFR Group S.A., 6.00%, 5/15/22	2.8%
General Electric Co., 6.88%, 1/10/39, Series A	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Strategic Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective through investment in debt securities issued by corporate entities that are organized in or maintain their principal place of business in countries throughout the world, including the U.S. The issuers of such debt will include public, private, and state-owned or sponsored corporations.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s net and gross annual expense ratios were 0.45% and 0.50%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.45% through December 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.13%	8.59%	3.64%	3.73%
Fund Market Price Returns	-0.06%	8.95%	3.69%	3.60%
Bloomberg Barclays Global Credit Index (Hedged)	-0.19%	7.97%	4.29%	4.02%
Global Corporate Composite (Hedged)	0.41%	9.76%	4.56%	4.44%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on January 31, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
Corporate Bonds	27.6%
U.S. Government Obligations	20.7%
Foreign Corporate Bonds	10.6%
Foreign Government Obligations	9.2%
Commercial Mortgage-Backed Securities	7.2%
U.S. Government Agencies	6.0%
Bank Loans	6.0%
Other Assets less Liabilities‡	12.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
GS Mortgage Securities Trust, 5.87%, 8/10/45, Series 2007-GG10, Class AM	7.2%
U.S. Treasury Bond, 3.13%, 8/15/44	4.5%
Federal Home Loan Mortgage Corp., 0.53%, 5/18/17, Series RB	4.0%
Argentine Republic Government International Bond, 7.13%, 7/6/36	3.8%
U.S. Treasury Floating Rate Note, 0.69%, 7/31/18	3.8%
U.S. Treasury Note, 0.75%, 8/31/18	3.0%
United Rentals North America, Inc., 5.50%, 7/15/25	2.5%
Charter Communications Operating LLC, 4.91%, 7/23/25	2.5%
Ford Motor Credit Co., LLC, 8.13%, 1/15/20	2.3%
Majapahit Holding B.V., 7.75%, 1/20/20, Reg S	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Western Asset Unconstrained Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s net and gross annual expense ratios were 0.55% and 0.60%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.55% through December 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.64%	11.09%	3.59%
Fund Market Price Returns	2.30%	11.43%	2.96%
BofA Merrill Lynch U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	0.42%	0.72%	0.54%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 11, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	17

Performance Summary (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	84.7%
Written Options	-0.6%
Other Assets less Liabilities‡	15.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Bill, 0.51%, 5/18/17	84.7%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500 PutWrite Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s net and gross annual expense ratios were 0.38% and 0.44%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through December 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	6.28%	14.31%	14.33%
Fund Market Price Returns	6.34%	14.37%	14.39%
CBOE® S&P 500 PutWrite Index	6.63%	14.82%	14.94%
S&P 500® Index	10.01%	24.98%	24.81%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 24, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

Country Breakdown† as of 2/28/17

Country	% of Net Assets
United States	44.1%
Mexico	7.3%
United Kingdom	5.5%
Brazil	4.1%
Canada	3.8%
Sweden	3.7%
Australia	3.6%
South Africa	2.1%
Turkey	1.9%
Other Assets less Liabilities‡	23.9%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Inflation Indexed Bond, 3.38%, 4/15/32	11.9%
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/24	6.8%
U.S. Treasury Inflation Indexed Bond, 2.38%, 1/15/25	6.6%
WisdomTree High Dividend Fund	4.9%
Sweden Inflation Linked Bond, 4.00%, 12/1/20, Series 3102	3.7%
U.S. Treasury Note, 0.75%, 7/31/18	3.7%
Australia Inflation Linked Bond, 4.00%, 8/20/20, Series 20CI, Reg S	3.6%
U.S. Treasury Inflation Indexed Note, 2.13%, 1/15/19	3.5%
United Kingdom Inflation Linked Gilt, 1.25%, 11/22/27, Reg S	2.9%
Sprint Corp., 7.88%, 9/15/23	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global Real Return Fund (the “Fund”) seeks total returns (capital appreciation plus income) that exceed the rate of inflation over long-term investment horizons.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s annual expense ratio was 0.64%. The prospectus expense ratio includes 0.04% of acquired fund fees and expenses (”AFFEs”). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.66%	8.79%	-0.21%	-0.91%	-0.93%
Fund Market Price Returns	1.68%	10.05%	0.20%	-0.37%	-0.94%
BofA Merrill Lynch Global Diversified Inflation-Linked Index	-2.12%	7.71%	0.61%	0.59%	1.40%
BofA Merrill Lynch Global Diversified Inflation-Linked Index (Hedged)	-0.54%	7.81%	5.20%	3.55%	4.40%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 14, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	19

Performance Summary (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

Investment Breakdown† as of 2/28/17

Investment Type	% of Net Assets
U.S. Government Obligations	89.4%
Other Assets less Liabilities‡	10.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/17

Description	% of Net Assets
U.S. Treasury Bill, 0.51%, 4/27/17	70.1%
U.S. Treasury Bill, 0.54%, 5/18/17	15.4%
U.S. Treasury Bill, 0.48%, 3/16/17	3.9%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2017, the Fund’s net and gross annual expense ratio were 0.65% and 0.75%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.65% through December 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.51%	-5.22%	-0.17%	-1.43%	-3.16%
Fund Market Price Returns	-1.46%	-5.31%	-0.23%	-1.44%	-3.20%
Diversified Trends Indicator Index	0.66%	-2.42%	1.53%	0.04%	-1.76%
Diversified Trends Indicator/WisdomTree Managed Futures Spliced Index[2]	-1.06%	-4.36%	0.85%	-0.36%	-2.08%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on January 5, 2011.
[2]	Diversified Trends Indicator Index through June 30, 2016; WisdomTree Managed Futures Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Bloomberg Barclays Global Credit Index (Hedged):

The Bloomberg Barclays Global Credit Index (Hedged) contains investment-grade and high-yield credit securities from the Bloomberg Barclays Multiverse Index, which is a broad-based measure of the global fixed-income bond market. The Bloomberg Barclays Multiverse Index is the union of the Bloomberg Barclays Global Aggregate Index and the Bloomberg Barclays Global High Yield Index and captures investment grade and high yield securities in all eligible currencies. The Bloomberg Barclays Multiverse Index family includes a wide range of standard and customized subindices by sector, quality, maturity, and country.

Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration:

The Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration combines long positions in the Bloomberg Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of -5 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Bloomberg Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Barclays U.S. Aggregate Enhanced Yield Index:

The Bloomberg Barclays U.S. Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays U.S. Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays U.S. Aggregate Index:

The Bloomberg Barclays U.S. Aggregate Index represents the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, as well as mortgage- and asset-backed securities.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (FX) liquidity.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The index also incorporates differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies.

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	21

Description of Terms and Indexes (unaudited) (continued)

rate coupon U.S. Treasuries which have a maturity greater than 12 months. To be included in the index a security must have a minimum par of 1,000MM.

BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index:

The BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on the run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a negative seven year duration. Market values of long and short positions are rebalanced at month-end.

BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on the run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

BofA Merrill Lynch Global Diversified Inflation-Linked Index:

The BofA Merrill Lynch Global Diversified Inflation-Linked Index is a broad, market value-weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency.

BofA Merrill Lynch Global Diversified Inflation-Linked Index (Hedged):

The BofA Merrill Lynch Global Diversified Inflation-Linked Index (Hedged) is a broad, market value-weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency but hedges the foreign currency exposures using forward currency contracts.

BofA Merrill Lynch U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index:

The BofA Merrill Lynch U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index tracks the performance of a synthetic asset paying Libor to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

CBOE® S&P 500 PutWrite Index:

The CBOE® S&P 500 PutWrite Index tracks the value of a cash-secured (i.e., collateralized) put option sales strategy, which consists of selling (or “writing”) S&P 500® Index put options (“SPX Puts”) and investing the sale proceeds in one- and three-month Treasury bills.

Citigroup Australian Broad Investment-Grade Bond Index:

The Citigroup Australian Broad Investment-Grade Bond Index is a market capitalization-weighted index designed to represent the Australian fixed-coupon bond market, including government, semi-government, and investment grade credit markets (including supranational issuers).

22	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

Diversified Trends Indicator Index:

The Diversified Trends Indicator (“DTI”) Index is a long/short rules-based index that consists of ten commodity sectors and eight financial sectors. Each month the DTI Index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 40% commodities and 60% financials (when energy is flat). Each sector (other than the energy sector) is positioned either long or short depending on the current market environment (the energy sector is positioned as either “long” or “flat” (i.e., no exposure)). The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. Currently, the composite tracks the returns for the currencies of the following countries: Brazil, Chile, Mexico, Poland, Indonesia, South Africa, Turkey, India, China, Russia and South Korea, using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Forward Currency Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward (“NDF”) currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

Global Corporate Composite (Hedged):

The Global Corporate Composite (Hedged) consists of a blend of 75% Bloomberg Barclays Global Aggregate Corporate Index — Hedged USD and 25% Bloomberg Barclays Global High Yield Index — Hedged USD. The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed-rate debt markets. The Barclays Global High-Yield Index provides a broad-based measure of the global high-yield fixed income markets.

JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad:

The JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad is a market capitalization-weighted index consisting of U.S. dollar-denominated emerging market corporate bonds. The index serves as a global corporate benchmark representing Asia, Latin America, Europe and Middle East/Africa. U.S. dollar-denominated corporate issues from index-eligible countries are narrowed further by only including issues with more than $300 million current face outstanding and at least five years to maturity (at the time of inclusion into the index).

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	23

Description of Terms and Indexes (unaudited) (continued)

JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The Brazil subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) India:

The India subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Indian rupee money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

LIBID:

London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Markit iBoxx Asian Local Bond Index:

The Markit iBoxx Asian Local Bond Index (“ALBI”) tracks the total return performance of a bond portfolio which consists of local currency denominated, high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries: South Korea, Hong Kong, India, Singapore, Taiwan, Malaysia, Thailand, the Philippines, Indonesia and China.

Sovereign Debt:

Debt that is the direct obligation of a government issuer.

S&P 500® Index:

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

Spliced Australia & New Zealand Debt Composite:

A spliced index which tracks the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index through October 24, 2011. Thereafter, the composite tracks a weighted exposure to the local currency bond markets of Australia and New Zealand. Performance for Australia is proxied by the total returns of the Citigroup

24	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

Australian Broad Investment-Grade Bond Index. Performance for the New Zealand bond market is proxied by the JP Morgan New Zealand Government Bond Index. Country exposures are rebalanced back to target weighting quarterly. The BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month New Zealand dollar-denominated bank deposits. The JP Morgan New Zealand Government Bond Index is a market capitalization-weighted index of locally denominated, fixed rate government debt.

Spot Rate and NDF Rate Returns:

A “spot” rate is the foreign exchange rate on foreign exchange contracts settled generally within two business days from the trade date. The NDF rate is the foreign exchange rate on non-deliverable forward currency contracts settled on a future date that is generally greater than two business days from the trade date. The Brazilian real and Indian rupee spot return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot and the beginning of period spot rate using WM/Reuters London closing rates and WM/Reuters Singapore closing rates, respectively. The Chinese yuan NDF return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period NDF rate and the beginning of period NDF rate using WM/Reuters Singapore closing rates.

WisdomTree Managed Futures Index:

The WisdomTree Managed Futures Index is a long/short, rules-based Index designed to provide exposure to a portfolio consisting of diversified futures contracts for commodities, currencies and interest rates. On a monthly basis, assets with lower realized volatility will be selected, and a determination to go long or short the futures contracts of the selected assets under a proprietary composite momentum framework will be made. The composite momentum framework incorporates multiple momentum signals to decide the direction and weight in the Index.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) or Bloomberg licensors own all proprietary rights in the BLOOMBERG BARCLAYS INDICES. Neither Bloomberg nor Barclays Bank Plc or Barclays Capital Inc. or their affiliates (collectively “Barclays”) guarantee the timeliness, accuracy or completeness of any data or information relating to BLOOMBERG BARCLAYS INDICES or make any warranty, express or implied, as to the BLOOMBERG BARCLAYS INDICES or any data or values relating thereto or results to be obtained therefrom, and expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect thereto. It is not possible to invest directly in an index. Back-tested performance is not actual performance. Past performance is not an indication of future results. To the maximum extent allowed by law, Bloomberg and its licensors, and their respective employees, contractors, agents, suppliers and vendors shall have no liability or responsibility whatsoever for any injury or damages — whether direct, indirect, consequential, incidental, punitive or otherwise — arising in connection with BLOOMBERG BARCLAYS INDICES or any data or values relating thereto — whether arising from their negligence or otherwise. This document constitutes the provision of factual information, rather than financial product advice. Nothing in the BLOOMBERG BARCLAYS INDICES shall constitute or be construed as an offering of financial instruments or as investment advice or investment recommendations (i.e., recommendations as to whether or not to “buy,” “sell,” “hold” or enter into any other transaction involving a specific interest) by Bloomberg or its affiliates or licensors or a recommendation as to an investment or other strategy. Data and other information available via the BLOOMBERG BARCLAYS INDICES should not be considered as information sufficient upon which to base an investment decision. All information provided by the BLOOMBERG BARCLAYS INDICES is impersonal and not tailored to the needs of any specific person, entity or group of persons. Bloomberg and its affiliates express no opinion on the future or expected value of any security or other interest and

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	25

Description of Terms and Indexes (unaudited) (concluded)

do not explicitly or implicitly recommend or suggest an investment strategy of any kind. In addition, Barclays is not the issuer or producer of the BLOOMBERG BARCLAYS INDICES and has no responsibilities, obligations or duties to investors in these indices. While Bloomberg may for itself execute transactions with Barclays in or relating to the BLOOMBERG BARCLAYS INDICES, investors in the BLOOMBERG BARCLAYS INDICES do not enter into any relationship with Barclays and Barclays does not sponsor, endorse, sell or promote, and Barclays makes no representation regarding the advisability or use of, the BLOOMBERG BARCLAYS INDICES or any data included therein. Investors should consider obtaining independent advice before making any financial decisions.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

The CBOE S&P 500 PutWrite Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and CBOE® and has been licensed for use by WisdomTree. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is registered trademark of Dow Jones Trademarks Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by WisdomTree. CBOE® is a trademark of the Chicago Board Options Exchange, Incorporated, and has been licensed for use by SPDJI and WisdomTree. The WisdomTree CBOE S&P 500 PutWrite Strategy Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or the Chicago Board Options Exchange, Incorporated, and none of such parties make any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions or interruptions of the CBOE S&P 500 Put Write Index.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

26	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 9/1/16 to 2/28/17” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	27

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio Based on the Period‡ 9/1/16 to 2/28/17	Expenses Paid During the Period† 9/1/16 to 2/28/17
WisdomTree Bloomberg U.S. Dollar Bullish Fund
Actual	$1,000.00	$1,043.30	0.50%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
WisdomTree Brazilian Real Strategy Fund
Actual	$1,000.00	$1,095.50	0.45%	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Chinese Yuan Strategy Fund
Actual	$1,000.00	$989.80	0.45%	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Emerging Currency Strategy Fund
Actual	$1,000.00	$1,010.00	0.55%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Indian Rupee Strategy Fund
Actual	$1,000.00	$1,029.70	0.45%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Asia Local Debt Fund
Actual	$1,000.00	$978.10	0.55%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Australia & New Zealand Debt Fund
Actual	$1,000.00	$996.50	0.30%[1]	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%[1]	$1.51
WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund
Actual	$1,000.00	$1,011.80	0.23%	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.23%	$1.15
WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund
Actual	$1,000.00	$1,046.00	0.28%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund
Actual	$1,000.00	$976.00	0.12%*	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%*	$0.60
WisdomTree Bloomberg Floating Rate Treasury Fund
Actual	$1,000.00	$1,003.30	0.15%*	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%*	$0.75
WisdomTree Emerging Markets Corporate Bond Fund
Actual	$1,000.00	$1,012.40	0.60%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
WisdomTree Emerging Markets Local Debt Fund
Actual	$1,000.00	$1,009.50	0.55%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Interest Rate Hedged High Yield Bond Fund
Actual	$1,000.00	$1,053.60	0.43%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16
WisdomTree Negative Duration High Yield Bond Fund
Actual	$1,000.00	$1,112.40	0.48%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%	$2.41
WisdomTree Strategic Corporate Bond Fund
Actual	$1,000.00	$1,001.30	0.45%*	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%*	$2.26

28	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio Based on the Period‡ 9/1/16 to 2/28/17		Expenses Paid During the Period† 9/1/16 to 2/28/17
WisdomTree Western Asset Unconstrained Bond Fund
Actual	$1,000.00	$1,026.40	0.55	%*	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55	%*	$2.76
WisdomTree CBOE S&P 500 PutWrite Strategy Fund
Actual	$1,000.00	$1,062.80	0.38	%*	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.38	%*	$1.91
WisdomTree Global Real Return Fund
(consolidated)
Actual	$1,000.00	$1,016.60	0.60%		$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%		$3.01
WisdomTree Managed Futures Strategy Fund
(consolidated)
Actual	$1,000.00	$984.90	0.65	%*	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65	%*	$3.26
‡	The annualized expense ratio does not include AFFEs, which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to limit its management fee to 0.12%, 0.15%, 0.45%, 0.55%, 0.38%, and 0.65% for WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree Bloomberg Floating Rate Treasury Fund, WisdomTree Strategic Corporate Bond Fund, WisdomTree Western Asset Unconstrained Bond Fund, WisdomTree CBOE S&P 500 PutWrite Strategy Fund and WisdomTree Managed Futures Strategy Fund, respectively, through December 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[1]

WisdomTree Asset Management, Inc. has voluntarily agreed to limit its management fee to 0.30% per annum based on the Fund’s average daily net assets. This voluntary waiver may be reduced or discontinued at any time without notice.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	29

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2017

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Bills – 99.1%
U.S. Treasury Bills 0.48%, 3/2/17*	$93,640,000	$93,638,876
0.48%, 4/6/17*	96,920,000	96,880,360
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $190,513,162)		190,519,236
Cash and Other Assets in Excess of Liabilities – 0.9%		1,813,485

NET ASSETS – 100.0%		$192,332,721
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/6/2017	AUD	2,904,300	USD	2,200,977	$(25,534)
3/6/2017	AUD	2,904,300	USD	2,200,972	(25,540)
3/6/2017	AUD	2,904,300	USD	2,200,606	(25,906)
3/6/2017	AUD	2,904,300	USD	2,201,471	(25,040)
3/6/2017	AUD	2,212,800	USD	1,676,913	(19,477)
3/6/2017	CAD	6,470,100	USD	4,973,671	102,211
3/6/2017	CAD	6,470,100	USD	4,973,859	102,398
3/6/2017	CAD	6,470,100	USD	4,973,882	102,421
3/6/2017	CAD	6,470,100	USD	4,974,318	102,857
3/6/2017	CAD	4,929,600	USD	3,789,554	77,965
3/6/2017	CHF	1,871,100	USD	1,893,870	30,524
3/6/2017	CHF	1,871,100	USD	1,893,885	30,540
3/6/2017	CHF	1,425,600	USD	1,442,946	23,254
3/6/2017	CHF	1,871,100	USD	1,893,824	30,478
3/6/2017	CHF	1,871,100	USD	1,894,317	30,971
3/6/2017	CNH	8,856,750	USD	1,290,863	(870)
3/6/2017	CNH	8,856,750	USD	1,289,615	(2,118)
3/6/2017	CNH	6,748,000	USD	983,707	(470)
3/6/2017	CNH	8,856,750	USD	1,291,166	(567)
3/6/2017	CNH	8,856,750	USD	1,290,617	(1,116)
3/6/2017	EUR	9,619,200	USD	10,396,210	204,206
3/6/2017	EUR	12,625,200	USD	13,644,685	267,679
3/6/2017	EUR	12,625,200	USD	13,645,102	268,096
3/6/2017	EUR	12,625,200	USD	13,645,215	268,209
3/6/2017	EUR	12,625,200	USD	13,645,998	268,992
3/6/2017	GBP	3,622,500	USD	4,559,728	64,478
3/6/2017	GBP	2,760,000	USD	3,474,048	49,096
3/6/2017	GBP	3,622,500	USD	4,559,427	64,178
3/6/2017	GBP	3,622,500	USD	4,560,260	65,011
3/6/2017	GBP	3,622,500	USD	4,559,757	64,507
3/6/2017	INR	61,121,550	USD	901,897	(13,760)
3/6/2017	INR	61,121,550	USD	897,355	(18,301)
3/6/2017	INR	61,121,550	USD	902,163	(13,494)
3/6/2017	INR	46,568,800	USD	687,291	(10,352)
3/6/2017	INR	61,121,550	USD	902,363	(13,294)
3/6/2017	JPY	873,647,250	USD	7,743,891	(33,227)
3/6/2017	JPY	873,647,250	USD	7,745,498	(31,620)
3/6/2017	JPY	873,647,250	USD	7,744,262	(32,856)
3/6/2017	JPY	873,647,250	USD	7,744,296	(32,822)
3/6/2017	JPY	665,636,000	USD	5,900,390	(25,033)
3/6/2017	KRW	1,891,890,000	USD	1,643,022	(30,139)
3/6/2017	KRW	1,891,890,000	USD	1,642,480	(30,681)
3/6/2017	KRW	1,441,440,000	USD	1,251,828	$(22,961)
3/6/2017	KRW	1,891,890,000	USD	1,644,050	(29,111)
3/6/2017	KRW	1,891,890,000	USD	1,627,915	(45,245)
3/6/2017	MXN	88,671,450	USD	4,232,778	(177,893)
3/6/2017	MXN	67,559,200	USD	3,224,775	(135,736)
3/6/2017	MXN	88,671,450	USD	4,232,741	(177,931)
3/6/2017	MXN	88,671,450	USD	4,232,325	(178,346)
3/6/2017	MXN	88,671,450	USD	4,232,940	(177,732)
3/6/2017	USD	143,587	AUD	187,000	(228)
3/6/2017	USD	287,715	AUD	373,000	(1,764)
3/6/2017	USD	143,364	AUD	187,000	(5)
3/6/2017	USD	1,604,798	AUD	2,093,280	(36)
3/6/2017	USD	2,106,265	AUD	2,747,430	(14)
3/6/2017	USD	2,106,798	AUD	2,747,430	(547)
3/6/2017	USD	2,106,455	AUD	2,747,430	(204)
3/6/2017	USD	2,106,265	AUD	2,747,430	(14)
3/6/2017	USD	319,379	CAD	416,000	(6,165)
3/6/2017	USD	635,700	CAD	831,000	(10,025)
3/6/2017	USD	314,730	CAD	418,000	(10)
3/6/2017	USD	3,511,097	CAD	4,663,200	(85)
3/6/2017	USD	4,608,252	CAD	6,120,450	(50)
3/6/2017	USD	4,608,877	CAD	6,120,450	(674)
3/6/2017	USD	4,608,079	CAD	6,120,450	124
3/6/2017	USD	4,608,217	CAD	6,120,450	(15)
3/6/2017	USD	121,056	CHF	120,000	(1,553)
3/6/2017	USD	238,970	CHF	240,000	35
3/6/2017	USD	120,503	CHF	121,000	(4)
3/6/2017	USD	1,343,029	CHF	1,348,640	22
3/6/2017	USD	1,762,318	CHF	1,770,090	436
3/6/2017	USD	1,762,757	CHF	1,770,090	(2)
3/6/2017	USD	1,762,423	CHF	1,770,090	331
3/6/2017	USD	1,762,764	CHF	1,770,090	(10)
3/6/2017	USD	83,518	CNH	570,000	(385)
3/6/2017	USD	166,116	CNH	1,138,000	(142)
3/6/2017	USD	931,037	CNH	6,383,200	(65)
3/6/2017	USD	83,432	CNH	572,000	(8)
3/6/2017	USD	1,222,398	CNH	8,377,950	(497)
3/6/2017	USD	1,222,009	CNH	8,377,950	(109)
3/6/2017	USD	1,222,229	CNH	8,377,950	(328)
3/6/2017	USD	1,222,229	CNH	8,377,950	(328)
3/6/2017	USD	537,736	EUR	500,000	(7,962)
3/6/2017	USD	869,730	EUR	806,000	(15,734)
3/6/2017	USD	1,705,959	EUR	1,608,000	(2,206)
3/6/2017	USD	856,144	EUR	808,000	(29)
3/6/2017	USD	9,560,869	EUR	9,023,680	154
3/6/2017	USD	12,548,865	EUR	11,843,580	(23)
3/6/2017	USD	12,547,681	EUR	11,843,580	1,161
3/6/2017	USD	12,547,089	EUR	11,843,580	1,753
3/6/2017	USD	12,548,901	EUR	11,843,580	(59)
3/6/2017	USD	290,956	GBP	233,000	(1,820)
3/6/2017	USD	579,367	GBP	465,000	(2,337)
3/6/2017	USD	290,386	GBP	234,000	(9)
3/6/2017	USD	3,239,985	GBP	2,610,880	(79)
3/6/2017	USD	4,252,394	GBP	3,426,780	(19)
3/6/2017	USD	4,253,216	GBP	3,426,780	(841)
3/6/2017	USD	4,252,384	GBP	3,426,780	(8)
3/6/2017	USD	4,252,120	GBP	3,426,780	256
3/6/2017	USD	58,450	INR	3,933,000	470

See Notes to Financial Statements.

30	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/6/2017	USD	117,162	INR	7,851,000	$454
3/6/2017	USD	59,075	INR	3,945,000	25
3/6/2017	USD	660,353	INR	44,052,160	(412)
3/6/2017	USD	865,546	INR	57,818,460	627
3/6/2017	USD	866,194	INR	57,818,460	(21)
3/6/2017	USD	866,600	INR	57,818,460	(427)
3/6/2017	USD	866,600	INR	57,818,460	(427)
3/6/2017	USD	308,632	JPY	35,000,000	2,935
3/6/2017	USD	495,018	JPY	55,741,000	1,182
3/6/2017	USD	975,872	JPY	111,268,000	14,624
3/6/2017	USD	497,719	JPY	55,909,000	(23)
3/6/2017	USD	5,558,189	JPY	624,369,120	(119)
3/6/2017	USD	7,295,006	JPY	819,484,470	(39)
3/6/2017	USD	7,295,915	JPY	819,484,470	(948)
3/6/2017	USD	7,295,090	JPY	819,484,470	(123)
3/6/2017	USD	7,294,356	JPY	819,484,470	610
3/6/2017	USD	106,887	KRW	121,731,000	771
3/6/2017	USD	214,132	KRW	242,997,000	771
3/6/2017	USD	107,671	KRW	122,099,000	312
3/6/2017	USD	1,202,120	KRW	1,363,547,680	3,782
3/6/2017	USD	1,578,180	KRW	1,789,656,330	4,566
3/6/2017	USD	1,578,417	KRW	1,789,656,330	4,329
3/6/2017	USD	1,582,716	KRW	1,789,656,330	30
3/6/2017	USD	1,582,716	KRW	1,789,656,330	30
3/6/2017	USD	278,960	MXN	5,705,000	4,817
3/6/2017	USD	560,808	MXN	11,389,000	5,701
3/6/2017	USD	284,690	MXN	5,723,000	(18)
3/6/2017	USD	3,179,171	MXN	63,908,480	(253)
3/6/2017	USD	4,172,464	MXN	83,879,880	(133)
3/6/2017	USD	4,173,108	MXN	83,879,880	(777)
3/6/2017	USD	4,174,894	MXN	83,879,880	(2,563)
3/6/2017	USD	4,174,894	MXN	83,879,880	(2,563)
4/7/2017	AUD	2,044,000	USD	1,565,894	60
4/7/2017	AUD	2,682,750	USD	2,055,697	540
4/7/2017	AUD	2,682,750	USD	2,055,198	41
4/7/2017	AUD	2,682,750	USD	2,055,172	14
4/7/2017	AUD	2,682,750	USD	2,055,376	218
4/7/2017	CAD	4,635,200	USD	3,490,848	100
4/7/2017	CAD	6,083,700	USD	4,581,651	44
4/7/2017	CAD	6,083,700	USD	4,582,342	735
4/7/2017	CAD	6,083,700	USD	4,581,586	(21)
4/7/2017	CAD	6,083,700	USD	4,581,444	(163)
4/7/2017	CHF	1,351,200	USD	1,348,181	(46)
4/7/2017	CHF	1,773,450	USD	1,769,539	(9)
4/7/2017	CHF	1,773,450	USD	1,769,080	(467)
4/7/2017	CHF	1,773,450	USD	1,769,465	(83)
4/7/2017	CHF	1,773,450	USD	1,769,165	(383)
4/7/2017	CNH	8,304,450	USD	1,208,412	361
4/7/2017	CNH	6,327,200	USD	920,474	54
4/7/2017	CNH	8,304,450	USD	1,208,069	18
4/7/2017	CNH	8,304,450	USD	1,208,298	247
4/7/2017	CNH	8,304,450	USD	1,208,178	127
4/7/2017	EUR	9,104,800	USD	9,661,604	(211)
4/7/2017	EUR	11,950,050	USD	12,681,154	21
4/7/2017	EUR	11,950,050	USD	12,679,720	(1,413)
4/7/2017	EUR	11,950,050	USD	12,680,903	(230)
4/7/2017	EUR	11,950,050	USD	12,679,242	(1,891)
4/7/2017	GBP	2,602,400	USD	3,232,259	87
4/7/2017	GBP	3,415,650	USD	4,242,237	$12
4/7/2017	GBP	3,415,650	USD	4,243,057	832
4/7/2017	GBP	3,415,650	USD	4,242,108	(118)
4/7/2017	GBP	3,415,650	USD	4,241,889	(336)
4/7/2017	INR	43,012,000	USD	642,450	843
4/7/2017	INR	56,453,250	USD	842,250	142
4/7/2017	INR	56,453,250	USD	841,895	(214)
4/7/2017	INR	56,453,250	USD	843,294	1,185
4/7/2017	INR	56,453,250	USD	842,979	870
4/7/2017	JPY	615,828,800	USD	5,490,412	240
4/7/2017	JPY	808,275,300	USD	7,206,834	983
4/7/2017	JPY	808,275,300	USD	7,206,063	212
4/7/2017	JPY	808,275,300	USD	7,204,971	(880)
4/7/2017	JPY	808,275,300	USD	7,205,556	(296)
4/7/2017	KRW	1,324,298,400	USD	1,167,630	(3,940)
4/7/2017	KRW	1,738,141,650	USD	1,532,820	(4,866)
4/7/2017	KRW	1,738,141,650	USD	1,532,942	(4,745)
4/7/2017	KRW	1,738,141,650	USD	1,537,403	(284)
4/7/2017	KRW	1,738,141,650	USD	1,537,158	(529)
4/7/2017	MXN	60,704,000	USD	3,005,303	(97)
4/7/2017	MXN	79,674,000	USD	3,944,726	139
4/7/2017	MXN	79,674,000	USD	3,943,847	(740)
4/7/2017	MXN	79,674,000	USD	3,946,309	1,721
4/7/2017	MXN	79,674,000	USD	3,946,387	1,800
					$837,652

CURRENCY LEGEND

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CNH – Offshore Chinese renminbi

EUR – Euro

GBP – British pound

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	31

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

February 28, 2017

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 131.7%
U.S. Treasury Bills – 131.7%
U.S. Treasury Bills 0.50%, 3/2/17*	$12,000,000	$11,999,856
0.41%, 3/16/17*	12,000,000	11,998,032
0.52%, 4/20/17*	5,000,000	4,996,685
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $28,994,291)		28,994,573
REPURCHASE AGREEMENT – 17.9%
United States – 17.9%

Deutsche Bank, tri-party repurchase agreement dated 2/28/17 (tri-party custodian: The Bank of New York Mellon Corp.), 0.53% due 3/1/17; Proceeds at maturity – $3,943,058 (fully collateralized by U.S. Treasury Note, 1.00% due 12/15/17; Market value – $4,021,870)

(Cost: $3,943,000)	3,943,000	3,943,000
TOTAL INVESTMENTS IN SECURITIES – 149.6% (Cost: $32,937,291)		32,937,573
Liabilities in Excess of Cash and Other Assets – (49.6)%		(10,915,530)

NET ASSETS – 100.0%		$22,022,043
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	BRL	11,412,660	USD	3,454,195	$(185,622)
4/4/2017	USD	3,230,184	BRL	10,868,600	236,117
4/4/2017	USD	5,987,511	BRL	20,135,400	434,233
4/4/2017	USD	4,043,527	BRL	13,600,000	293,894
4/4/2017	USD	240,315	BRL	794,000	12,914
5/3/2017	BRL	1,600,000	USD	496,817	(10,374)
5/3/2017	USD	5,058,351	BRL	16,384,000	135,284
5/3/2017	USD	5,891,425	BRL	19,100,000	163,167
					$1,079,613

CURRENCY LEGEND

BRL – Brazilian real

USD – U.S. dollar

See Notes to Financial Statements.

32	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2017

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 67.2%
U.S. Treasury Bills – 67.2%
U.S. Treasury Bills 0.49%, 3/2/17*	$21,242,000	$21,241,745
0.48%, 4/6/17*	8,000,000	7,996,728
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $29,237,958)		29,238,473
REPURCHASE AGREEMENT – 31.1%
United States – 31.1%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/17 (tri-party custodian: The Bank of New York Mellon Corp.), 0.54% due 3/1/17; Proceeds at maturity – $13,500,203 (fully collateralized by Ginnie Mae, 4.50% due 11/20/44, U.S. Treasury Inflation Indexed Bond, 0.13% due 4/15/21, U.S. Treasury Bond Coupon Strip, 0.00% due 8/15/20 and U.S. Treasury Bond Principal Strips, 0.00% due 8/15/42 – 5/15/45; Market value – $13,770,069)

(Cost: $13,500,000)	13,500,000	13,500,000
TOTAL INVESTMENTS IN SECURITIES – 98.3% (Cost: $42,737,958)		42,738,473
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.7%		758,792

NET ASSETS – 100.0%		$43,497,265
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/15/2017	CNH	9,729,693	USD	1,376,486	$(41,351)
3/15/2017	CNH	45,665,237	USD	6,648,502	(5,960)
3/15/2017	CNH	43,874,445	USD	6,387,312	(6,192)
3/15/2017	CNY	7,870,678	USD	1,113,723	(31,063)
3/15/2017	CNY	36,940,155	USD	5,365,309	(7,617)
3/15/2017	CNY	35,491,522	USD	5,155,654	(6,569)
3/15/2017	USD	7,254,974	CNH	50,627,381	122,586
3/15/2017	USD	6,980,768	CNH	48,641,994	107,475
3/15/2017	USD	5,866,103	CNY	40,954,201	90,663
3/15/2017	USD	5,635,414	CNY	39,348,154	87,754
4/12/2017	CNY	7,889,092	USD	1,111,923	(32,980)
4/12/2017	USD	5,538,881	CNH	38,126,886	3,857
4/12/2017	USD	5,320,124	CNH	36,631,714	5,251
4/12/2017	USD	5,865,964	CNY	41,050,016	91,412
4/12/2017	USD	5,635,685	CNY	39,440,213	88,068
5/15/2017	USD	4,638,005	CNY	32,206,304	23,267
5/15/2017	USD	4,828,701	CNY	33,520,845	22,826
5/15/2017	USD	853,898	CNY	5,906,412	947
5/15/2017	USD	820,471	CNY	5,674,788	850
6/15/2017	USD	5,539,405	CNH	38,352,071	7,165
6/15/2017	USD	5,321,405	CNH	36,848,069	7,652
					$528,041

CURRENCY LEGEND

CNH – Offshore Chinese renminbi

CNY – Chinese yuan

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	33

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2017

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 66.3%
U.S. Treasury Bills – 66.3%
U.S. Treasury Bills 0.49%, 3/2/17*	$16,886,000	$16,885,798
0.48%, 4/6/17*	14,420,000	14,414,102
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $31,298,999)		31,299,900
REPURCHASE AGREEMENT – 31.4%
United States – 31.4%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/17 (tri-party custodian: The Bank of New York Mellon Corp.), 0.54% due 3/1/17; Proceeds at maturity – $14,810,222 (fully collateralized by Fannie Mae, 3.50% due 4/1/29, Ginnie Mae, 4.50% due 11/20/44, U.S. Treasury Bond, 4.75% due 2/15/41 and U.S. Treasury Inflation Indexed Bond, 0.13% due 4/15/21; Market value – $15,117,347)

(Cost: $14,810,000)	14,810,000	14,810,000
TOTAL INVESTMENTS IN SECURITIES – 97.7% (Cost: $46,108,999)		46,109,900
Cash and Other Assets in Excess of Liabilities – 2.3%		1,088,311

NET ASSETS – 100.0%		$47,198,211
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/4/2017	BRL	379,000	USD	118,902	$(1,207)
5/4/2017	CLP	76,298,000	USD	118,549	1,527
5/4/2017	CNH	818,000	USD	119,008	295
5/4/2017	COP	348,814,000	USD	120,281	2,061
5/4/2017	IDR	1,586,773,000	USD	117,713	(478)
5/4/2017	INR	8,098,000	USD	119,351	(1,193)
5/4/2017	MXN	2,506,000	USD	120,469	(3,747)
5/4/2017	MYR	521,000	USD	117,079	356
5/4/2017	PHP	5,855,000	USD	117,170	1,447
5/4/2017	RUB	7,151,000	USD	118,699	(1,795)
5/4/2017	THB	4,150,000	USD	118,335	(573)
5/4/2017	TRY	466,000	USD	123,395	(2,852)
5/4/2017	USD	582,897	BRL	1,863,900	7,793
5/4/2017	USD	583,371	BRL	1,863,900	7,319
5/4/2017	USD	582,824	BRL	1,863,900	7,866
5/4/2017	USD	583,107	BRL	1,863,900	7,584
5/4/2017	USD	583,554	BRL	1,863,900	7,136
5/4/2017	USD	323,953	BRL	1,035,500	4,208
5/4/2017	USD	575,024	CLP	374,944,500	45
5/4/2017	USD	575,024	CLP	374,944,500	45
5/4/2017	USD	575,112	CLP	374,944,500	(43)
5/4/2017	USD	574,716	CLP	374,944,500	353
5/4/2017	USD	574,980	CLP	374,944,500	89
5/4/2017	USD	319,492	CLP	208,302,500	(9)
5/4/2017	USD	3,207,799	CNH	22,325,000	32,140
5/4/2017	USD	573,909	COP	1,714,141,800	7,046
5/4/2017	USD	574,775	COP	1,714,141,800	6,180
5/4/2017	USD	574,365	COP	1,714,141,800	6,589
5/4/2017	USD	574,388	COP	1,714,141,800	$6,566
5/4/2017	USD	574,486	COP	1,714,141,800	6,469
5/4/2017	USD	319,204	COP	952,301,000	3,549
5/4/2017	USD	3,207,746	IDR	43,320,610,000	18,995
5/4/2017	USD	1,028,894	INR	70,748,800	24,252
5/4/2017	USD	1,093,073	INR	75,170,600	25,895
5/4/2017	USD	1,092,675	INR	75,170,600	26,292
5/4/2017	USD	587,034	MXN	12,312,900	23,288
5/4/2017	USD	586,930	MXN	12,312,900	23,392
5/4/2017	USD	586,801	MXN	12,312,900	23,521
5/4/2017	USD	586,846	MXN	12,312,900	23,476
5/4/2017	USD	326,022	MXN	6,840,500	13,045
5/4/2017	USD	586,861	MXN	12,312,900	23,461
5/4/2017	USD	3,205,186	MYR	14,215,000	(20,523)
5/4/2017	USD	3,186,603	PHP	159,840,000	(27,377)
5/4/2017	USD	575,039	RUB	35,141,400	17,092
5/4/2017	USD	575,169	RUB	35,141,400	16,962
5/4/2017	USD	575,087	RUB	35,141,400	17,044
5/4/2017	USD	574,816	RUB	35,141,400	17,315
5/4/2017	USD	319,434	RUB	19,523,000	9,528
5/4/2017	USD	575,087	RUB	35,141,400	17,044
5/4/2017	USD	3,210,825	THB	113,310,000	35,786
5/4/2017	USD	590,819	TRY	2,289,600	29,467
5/4/2017	USD	591,397	TRY	2,289,600	28,888
5/4/2017	USD	590,941	TRY	2,289,600	29,345
5/4/2017	USD	591,002	TRY	2,289,600	29,284
5/4/2017	USD	328,287	TRY	1,272,000	16,316
5/4/2017	USD	590,898	TRY	2,289,600	29,388
5/4/2017	USD	577,148	ZAR	7,925,400	22,126
5/4/2017	USD	577,478	ZAR	7,925,400	21,796
5/4/2017	USD	577,110	ZAR	7,925,400	22,164
5/4/2017	USD	577,022	ZAR	7,925,400	22,252
5/4/2017	USD	320,644	ZAR	4,403,000	12,286
5/4/2017	USD	577,196	ZAR	7,925,400	22,078
5/4/2017	ZAR	1,613,000	USD	118,477	(3,489)
5/8/2017	KRW	136,177,000	USD	119,832	(882)
5/8/2017	PLN	479,000	USD	119,745	1,897
5/8/2017	USD	3,160,043	KRW	3,717,790,000	135,582
5/8/2017	USD	579,837	PLN	2,352,600	(1,030)
5/8/2017	USD	579,724	PLN	2,352,600	(917)
5/8/2017	USD	579,695	PLN	2,352,600	(889)
5/8/2017	USD	579,715	PLN	2,352,600	(908)
5/8/2017	USD	322,064	PLN	1,307,000	(505)
5/8/2017	USD	579,769	PLN	2,352,600	(963)
					$826,540

CURRENCY LEGEND

BRL – Brazilian real

CLP – Chilean peso

CNH – Offshore Chinese renminbi

COP – Colombian peso

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

PHP – Philippine peso

PLN – Polish zloty

RUB – Russian ruble

THB – Thai baht

TRY – Turkish New lira

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

34	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

February 28, 2017

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 65.3%
U.S. Treasury Bill – 65.3%
U.S. Treasury Bill 0.49%, 3/2/17*
(Cost: $7,252,904)	$7,253,000	$7,252,913
REPURCHASE AGREEMENT – 31.8%
United States – 31.8%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/17 (tri-party custodian: The Bank of New York Mellon Corp.), 0.54% due 3/1/17; Proceeds at maturity – $3,528,053 (fully collateralized by U.S. Treasury Notes, 1.00% – 1.88% due 5/31/18 – 2/28/22, U.S. Treasury Bond Coupon Strip, 0.00% due 5/15/17 and U.S. Treasury Bond Principal Strips, 0.00% due 5/15/30 – 8/15/46; Market value – $3,598,560)

(Cost: $3,528,000)	3,528,000	3,528,000
TOTAL INVESTMENTS IN SECURITIES – 97.1% (Cost: $10,780,904)		10,780,913
Cash and Other Assets in Excess of Liabilities – 2.9%		320,946

NET ASSETS – 100.0%		$11,101,859
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/4/2017	USD	3,481,249	INR	239,377,600	$82,056
5/4/2017	USD	3,698,396	INR	254,338,700	87,615
5/4/2017	USD	3,697,052	INR	254,338,700	88,958
					$258,629

CURRENCY LEGEND

INR – Indian rupee

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	35

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2017

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT AGENCIES – 13.5%
Australia – 13.5%
Queensland Treasury Corp. 6.00%, 7/21/22, Series 22, Reg S	876,000	AUD	$790,195
South Australian Government Financing Authority 5.00%, 5/20/21, Series 21	978,000	AUD	829,891
Western Australian Treasury Corp. 7.00%, 10/15/19, Series 19	392,000	AUD	338,650
5.00%, 7/23/25, Reg S	500,000	AUD	438,556
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,568,594)			2,397,292
FOREIGN GOVERNMENT OBLIGATIONS – 56.1%
China – 3.1%
China Government Bond 2.36%, 8/18/21, Reg S	500,000	CNY	67,895
3.10%, 6/29/22	2,500,000	CNY	346,147
3.48%, 6/29/27, Reg S	1,000,000	CNY	135,576

Total China			549,618
Hong Kong – 6.4%
Hong Kong Government Bond 1.51%, 2/24/27	650,000	HKD	82,096
Hong Kong Government Bond Programme 1.06%, 2/5/20	2,000,000	HKD	257,238
2.46%, 8/4/21	3,650,000	HKD	492,930
1.10%, 1/17/23	2,300,000	HKD	289,190

Total Hong Kong			1,121,454
Indonesia – 4.5%
Indonesia Treasury Bond 7.88%, 4/15/19, Series FR69	3,997,000,000	IDR	306,009
12.80%, 6/15/21, Series FR34	817,000,000	IDR	73,480
7.00%, 5/15/22, Series FR61	5,534,000,000	IDR	410,238

Total Indonesia			789,727
Malaysia – 6.5%
Malaysia Government Bond 3.26%, 3/1/18, Series 0213	1,362,000	MYR	307,059
4.38%, 11/29/19, Series 0902	596,000	MYR	137,309
4.16%, 7/15/21, Series 0111	1,050,000	MYR	240,611
3.48%, 3/15/23, Series 0313	1,232,000	MYR	270,521
3.96%, 9/15/25, Series 0115	900,000	MYR	200,834

Total Malaysia			1,156,334
New Zealand – 2.4%
New Zealand Government Bond 5.00%, 3/15/19, Series 319, Reg S	379,000	NZD	289,477
6.00%, 5/15/21, Series 521, Reg S	169,000	NZD	138,799

Total New Zealand			428,276
Philippines – 6.5%
Philippine Government Bond 5.00%, 8/18/18, Series 7-51	17,850,000	PHP	364,291
3.50%, 3/20/21, Series 7-57	10,000,000	PHP	196,917
3.63%, 9/9/25, Series 1060	21,166,000	PHP	398,232
Philippine Government International Bond 3.90%, 11/26/22	10,000,000	PHP	195,042

Total Philippines			1,154,482

Singapore – 6.8%
Singapore Government Bond 2.50%, 6/1/19	152,000	SGD	$111,771
2.25%, 6/1/21	610,000	SGD	447,419
2.75%, 7/1/23	90,000	SGD	67,506
3.00%, 9/1/24	329,000	SGD	250,417
2.88%, 7/1/29	423,000	SGD	318,184

Total Singapore			1,195,297
South Korea – 7.0%
Korea Treasury Bond 5.75%, 9/10/18, Series 1809	577,720,000	KRW	543,015
3.75%, 6/10/22, Series 2206	334,870,000	KRW	323,481
3.50%, 3/10/24, Series 2403	382,090,000	KRW	369,775

Total South Korea			1,236,271
Thailand – 12.9%
Thailand Government Bond 2.55%, 6/26/20	7,559,000	THB	221,990
1.88%, 6/17/22	27,000,000	THB	760,902
3.63%, 6/16/23	19,113,000	THB	589,422
3.85%, 12/12/25	14,622,000	THB	460,000
4.88%, 6/22/29	7,452,000	THB	254,198

Total Thailand			2,286,512
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $10,930,970)			9,917,971
SUPRANATIONAL BONDS – 13.1%
Asian Development Bank 2.85%, 10/21/20	4,000,000	CNY	559,438
European Investment Bank 7.20%, 7/9/19, Reg S	5,190,000,000	IDR	392,461
International Finance Corp. 8.25%, 6/10/21	41,860,000	INR	670,070
Nordic Investment Bank 3.50%, 1/30/18	945,000	NZD	690,090
TOTAL SUPRANATIONAL BONDS (Cost: $2,555,931)			2,312,059
REPURCHASE AGREEMENT – 11.3%
United States – 11.3%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/17 (tri-party custodian: The Bank of New York Mellon Corp.), 0.54% due 3/1/17; Proceeds at maturity – $2,000,030 (fully collateralized by Fannie Mae, 4.00% – 6.50% due 4/1/35 – 2/1/47, U.S. Treasury Inflation Indexed Bond, 0.38% due 7/15/25, U.S. Treasury Notes, 1.00% – 1.38% due 3/31/17 – 8/31/23, U.S. Treasury Bond Coupon Strip, 0.00% due 8/15/33 and U.S. Treasury Bond Principal Strip, 0.00% due 5/15/44; Market value – $2,040,817)

(Cost: $2,000,000)	2,000,000		2,000,000

See Notes to Financial Statements.

36	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2017

Investments	Value

TOTAL INVESTMENTS IN SECURITIES – 94.0% (Cost: $18,055,495)	$16,627,322
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 6.0%	1,055,792

NET ASSETS – 100.0%	$17,683,114
†	Principal amount is reported in U.S. dollars unless otherwise noted.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/15/2017	INR	28,760,000	USD	419,150	$(11,180)
3/15/2017	KRW	918,000,000	USD	780,082	(33,076)
3/15/2017	TWD	27,380,000	USD	867,829	(24,848)
3/15/2017	USD	866,000	INR	58,875,000	14,936
3/15/2017	USD	1,921,907	KRW	2,242,000,000	64,039
3/15/2017	USD	2,035,406	TWD	64,481,662	66,905
					$76,776

CURRENCY LEGEND

AUD – Australian dollar

CNY – Chinese yuan

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MYR – Malaysian ringgit

NZD – New Zealand dollar

PHP – Philippine peso

SGD – Singapore dollar

THB – Thai baht

TWD – New Taiwan dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	37

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

February 28, 2017

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT AGENCIES – 39.7%
Australia – 39.7%
Australian Capital Territory
5.50%, 6/7/18	90,000	AUD	$72,367
4.25%, 4/11/22	420,000	AUD	349,387
Kreditanstalt fuer Wiederaufbau
6.25%, 12/4/19	160,000	AUD	135,883
2.75%, 4/16/20, Reg S	112,000	AUD	86,894
6.25%, 5/19/21	60,000	AUD	52,670
4.00%, 2/27/25, Reg S	224,000	AUD	181,503
Landwirtschaftliche Rentenbank
5.50%, 3/9/20	30,000	AUD	25,118
5.50%, 3/29/22	160,000	AUD	138,443
2.70%, 9/5/22, Reg S	190,000	AUD	144,271
4.25%, 1/24/23, Series 15	140,000	AUD	114,910
4.75%, 4/8/24	200,000	AUD	169,593
4.75%, 5/6/26, Reg S	200,000	AUD	171,191
New South Wales Treasury Corp.
6.00%, 2/1/18, Series 18	600	AUD	479
6.00%, 5/1/20, Series 520	380,000	AUD	326,599
4.00%, 4/8/21, Reg S	258,000	AUD	211,624
5.00%, 8/20/24, Series 24	116,000	AUD	102,900
3.00%, 3/20/28	224,000	AUD	169,840
Northern Territory Treasury Corp. 4.25%, 9/20/21	400,000	AUD	330,298
Queensland Treasury Corp.
6.25%, 2/21/20, Series 20, Reg S	469,000	AUD	402,926
5.50%, 6/21/21, Series 21, Reg S	382,000	AUD	330,915
5.75%, 7/22/24, Series 24, Reg S	134,000	AUD	122,947
4.75%, 7/21/25, Series 25, Reg S(a)	529,000	AUD	459,693
3.25%, 7/21/28, Series 28, Reg S(a)	312,000	AUD	238,332
South Australian Government Financing Authority
5.00%, 5/20/21, Series 21	123,000	AUD	104,373
4.25%, 11/20/23, Series 23	500,000	AUD	418,239
2.75%, 4/16/25, Series 25, Reg S	200,000	AUD	150,675
Treasury Corp. of Victoria
6.00%, 6/15/20, Series 620	198,000	AUD	170,730
6.00%, 10/17/22, Series 1022	154,000	AUD	140,181
5.50%, 11/17/26	300,000	AUD	280,296
3.00%, 10/20/28, Reg S	400,000	AUD	301,597
Western Australian Treasury Corp.
2.50%, 7/22/20, Series 20, Reg S	375,000	AUD	290,156
7.00%, 7/15/21, Series 21	493,000	AUD	450,292
6.00%, 10/16/23, Series 23	193,800	AUD	177,691
5.00%, 7/23/25, Reg S	246,000	AUD	215,770
3.00%, 10/21/27, Series 27	300,000	AUD	222,829
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $7,076,993)			7,261,612
FOREIGN GOVERNMENT OBLIGATIONS – 32.7%
Australia – 21.1%
Australia Government Bond
3.25%, 10/21/18, Series 141, Reg S	984,000	AUD	775,063
5.25%, 3/15/19, Series 122, Reg S	543,000	AUD	446,183
2.75%, 10/21/19, Series 143, Reg S	396,000	AUD	311,279
3.25%, 4/21/25, Series 139, Reg S	493,000	AUD	396,808
4.25%, 4/21/26, Series 142, Reg S	448,000	AUD	388,285
4.75%, 4/21/27, Series 136, Reg S	277,000	AUD	251,038

2.75%, 11/21/27, Series 148, Reg S	336,000	AUD	$257,428
3.25%, 4/21/29, Series 138, Reg S	280,000	AUD	222,700
4.50%, 4/21/33, Series 140, Reg S	403,000	AUD	362,445
2.75%, 6/21/35, Series 145, Reg S	175,000	AUD	124,023
3.75%, 4/21/37, Series 144, Reg S	112,000	AUD	90,417
3.25%, 6/21/39, Series 147, Reg S	162,000	AUD	119,491
3.00%, 3/21/47, Series 150, Reg S	185,000	AUD	123,861

Total Australia			3,869,021
New Zealand – 11.6%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	589,000	NZD	449,874
3.00%, 4/15/20, Series 420, Reg S	397,000	NZD	292,146
6.00%, 5/15/21, Series 521, Reg S	503,000	NZD	413,110
5.50%, 4/15/23, Series 423, Reg S	585,000	NZD	486,296
4.50%, 4/15/27, Series 427, Reg S	346,000	NZD	277,373
3.50%, 4/14/33, Series 433, Reg S	183,000	NZD	130,663
2.75%, 4/15/37, Series 437, Reg S	120,000	NZD	72,907

Total New Zealand			2,122,369
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $5,756,330)			5,991,390
SUPRANATIONAL BONDS – 26.3%
African Development Bank
5.25%, 3/23/22, Series GDIF	261,000	AUD	222,403
4.75%, 3/6/24, Series GDIF	58,000	AUD	48,711
Asian Development Bank
5.00%, 3/9/22	136,000	AUD	115,518
3.75%, 3/12/25	390,000	AUD	311,288
Council of Europe Development Bank 6.00%, 10/8/20	355,000	AUD	302,214
EUROFIMA
6.25%, 12/28/18, Reg S	305,000	AUD	251,029
5.50%, 6/30/20	160,000	AUD	133,797
European Bank for Reconstruction & Development 0.50%, 9/1/23	350,000	AUD	220,701
European Investment Bank
6.50%, 8/7/19	279,000	AUD	235,235
2.50%, 4/30/20	224,000	AUD	171,776
3.21%, 3/10/21(b)	402,000	AUD	272,097
Inter-American Development Bank
6.50%, 8/20/19	153,000	AUD	129,654
3.25%, 2/7/20	334,000	AUD	263,270
4.75%, 8/27/24	149,000	AUD	127,016
2.75%, 10/30/25, Reg S	147,000	AUD	108,594
International Bank for Reconstruction & Development
5.75%, 10/21/19, Series GDIF	581,000	AUD	486,481
2.50%, 3/12/20	497,000	AUD	383,712
International Finance Corp.
5.75%, 7/28/20	436,000	AUD	371,571
4.00%, 4/3/25, Reg S	265,000	AUD	215,223
Nordic Investment Bank 4.75%, 2/28/24	537,000	AUD	454,427
TOTAL SUPRANATIONAL BONDS (Cost: $4,682,520)			4,824,717

See Notes to Financial Statements.

38	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

February 28, 2017

Investments	Value

TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $17,515,843)	$18,077,719
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.3%	244,127

NET ASSETS – 100.0%	$18,321,846
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2017.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CURRENCY LEGEND

AUD – Australian dollar

NZD – New Zealand dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	39

Schedule of Investments (unaudited)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 30.8%
Federal Home Loan Mortgage Corporation – 8.9%
2.38%, 1/13/22	$543,000	$553,873
2.50%, 3/1/32(a)	50,000	50,137
4.00%, 5/1/34	200,907	213,617
4.00%, 12/1/43	45,839	48,255
4.50%, 1/1/44	59,463	63,939
3.50%, 1/1/45	81,603	83,752
3.50%, 8/1/45	139,868	143,553
4.00%, 11/1/45	97,439	102,556
3.50%, 5/1/46	45,708	46,912
3.00%, 9/1/46	157,865	156,882
3.00%, 10/1/46	147,292	146,375
4.00%, 11/1/46	48,918	51,487
3.00%, 2/1/47	24,941	24,786
3.00%, 3/1/47(a)	75,000	74,439
3.50%, 3/1/47(a)	125,000	128,120
4.00%, 3/1/47(a)	70,000	73,578
4.50%, 3/1/47(a)	175,000	187,940

Total Federal Home Loan Mortgage Corporation		2,150,201
Federal National Mortgage Association – 13.5%
0.88%, 5/21/18	442,000	441,057
4.00%, 8/1/18	11,614	11,959
4.00%, 7/1/19	38,042	39,174
5.50%, 10/1/25	94,304	104,930
4.00%, 7/1/26	20,479	21,516
3.50%, 12/1/26	24,639	25,738
2.50%, 8/1/28	31,033	31,478
3.00%, 11/1/28	31,134	32,058
3.00%, 7/1/29	124,391	128,083
2.50%, 6/1/31	45,891	46,068
2.50%, 3/1/32(a)	50,000	50,136
3.50%, 3/1/32(a)	125,000	130,364
4.00%, 4/1/32	90,179	95,322
4.00%, 8/1/34	142,821	151,665
4.50%, 9/1/39	44,480	47,902
3.50%, 6/1/42	59,135	60,941
3.50%, 5/1/43	44,963	46,327
4.00%, 6/1/43	17,941	18,940
3.00%, 8/1/43	77,044	76,772
4.00%, 11/1/43	39,846	41,926
4.50%, 5/1/44	36,422	39,185
4.00%, 9/1/44	147,969	155,692
4.00%, 10/1/44	44,178	46,484
3.50%, 4/1/45	157,619	162,025
3.50%, 4/1/46	41,747	42,855
4.00%, 4/1/46	44,092	46,396
3.50%, 5/1/46	226,782	232,801
3.00%, 9/1/46	146,373	145,597
3.00%, 10/1/46	49,159	48,899
4.00%, 10/1/46	48,310	50,850
3.00%, 11/1/46	147,854	147,071
3.50%, 11/1/46	49,244	50,551
3.00%, 1/1/47	199,999	198,940
3.00%, 3/1/47(a)	50,000	49,668
3.50%, 3/1/47(a)	95,000	97,390
4.00%, 3/1/47(a)	25,000	26,276
4.50%, 3/1/47(a)	100,000	107,469

Total Federal National Mortgage Association		3,250,505

Government National Mortgage Association – 8.4%
5.00%, 2/20/43	$81,153	$87,879
5.00%, 4/20/44	188,067	203,001
3.50%, 7/20/44	266,795	278,091
4.00%, 7/20/44	128,787	136,476
5.00%, 7/20/44	36,988	39,942
3.50%, 8/20/44	327,054	340,801
5.00%, 8/20/44	33,082	35,714
3.00%, 8/20/46	72,348	73,333
3.50%, 9/20/46	288,368	300,286
3.00%, 3/1/47(a)	250,000	252,988
4.00%, 3/1/47(a)	250,000	264,570

Total Government National Mortgage Association		2,013,081
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,374,025)		7,413,787
U.S. GOVERNMENT OBLIGATIONS – 33.0%
U.S. Treasury Bonds – 6.8%
U.S. Treasury Bond
6.88%, 8/15/25	401,000	543,261
2.50%, 5/15/46	1,200,000	1,085,626

Total U.S. Treasury Bonds		1,628,887
U.S. Treasury Notes – 26.2%
U.S. Treasury Note
0.88%, 1/15/18	1,103,000	1,103,000
1.63%, 12/31/19	2,500,000	2,512,352
1.63%, 11/15/22	1,622,000	1,586,519
1.50%, 8/15/26	1,200,000	1,111,595

Total U.S. Treasury Notes		6,313,466
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,879,213)		7,942,353
CORPORATE BONDS – 24.0%
United States – 24.0%
21st Century Fox America, Inc. 6.65%, 11/15/37	49,000	61,554
AbbVie, Inc. 3.60%, 5/14/25	61,000	60,850
Actavis Funding SCS 3.45%, 3/15/22	100,000	102,337
American International Group, Inc. 4.88%, 6/1/22	66,000	71,778
Amgen, Inc. 4.66%, 6/15/51	88,000	89,176
Anthem, Inc. 4.65%, 1/15/43	69,000	71,887
Apple, Inc. 2.25%, 2/23/21	100,000	100,468
AT&T, Inc.
3.80%, 3/15/22	52,000	53,725
4.35%, 6/15/45	52,000	46,305
Bank of America Corp. 2.60%, 1/15/19	192,000	194,529
Burlington Northern Santa Fe LLC 4.70%, 10/1/19	51,500	55,365
Capital One Financial Corp. 2.45%, 4/24/19	101,000	101,931

See Notes to Financial Statements.

40	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

Citigroup, Inc.
2.70%, 3/30/21	$100,000	$100,313
5.50%, 9/13/25	80,000	88,278
8.13%, 7/15/39	26,000	38,872
Comcast Corp. 6.45%, 3/15/37	54,000	69,518
ConocoPhillips 6.50%, 2/1/39	80,000	101,035
CVS Health Corp. 4.88%, 7/20/35	100,000	109,107
Dow Chemical Co. (The) 4.25%, 11/15/20	125,000	133,211
Duke Energy Florida LLC 6.40%, 6/15/38	45,500	61,350
Energy Transfer Partners L.P. 4.65%, 6/1/21	100,000	106,133
Enterprise Products Operating LLC 3.35%, 3/15/23	187,000	190,099
Ford Motor Co. 4.75%, 1/15/43	102,000	98,459
General Electric Co. 5.50%, 1/8/20	141,000	155,398
General Motors Financial Co., Inc. 4.00%, 1/15/25	80,000	80,740
Gilead Sciences, Inc. 3.65%, 3/1/26	100,000	101,576
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	133,000	147,076
4.25%, 10/21/25	50,000	51,355
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	60,000	66,669
International Lease Finance Corp. 5.88%, 8/15/22	80,000	90,486
International Paper Co. 4.75%, 2/15/22	101,000	109,784
JPMorgan Chase & Co.
3.20%, 1/25/23	150,000	152,114
5.50%, 10/15/40	37,000	44,129
Kinder Morgan Energy Partners L.P. 5.50%, 3/1/44	99,000	103,231
Kraft Heinz Foods Co. 5.38%, 2/10/20	100,000	108,635
MetLife, Inc. 3.60%, 11/13/25	100,000	102,705
Morgan Stanley 2.13%, 4/25/18	156,000	156,940
Norfolk Southern Corp. 3.00%, 4/1/22	62,000	62,969
Oncor Electric Delivery Co. LLC 7.00%, 9/1/22	115,000	140,206
Oracle Corp. 6.50%, 4/15/38	122,000	160,235
PepsiCo, Inc. 4.50%, 1/15/20	150,000	161,262
Pfizer, Inc. 7.20%, 3/15/39	95,000	137,682

Philip Morris International, Inc. 4.88%, 11/15/43	$89,000	$97,727
Plains All American Pipeline L.P. 3.65%, 6/1/22	172,500	176,124
Prudential Financial, Inc. 6.63%, 12/1/37, Series D	78,000	102,361
Public Service Electric & Gas Co. 2.38%, 5/15/23	125,000	123,266
Southern California Edison Co. 4.65%, 10/1/43	79,000	89,218
Time Warner Cable LLC 6.75%, 6/15/39	47,500	56,617
Time Warner, Inc. 7.63%, 4/15/31	30,000	40,581
United Technologies Corp. 4.50%, 6/1/42	29,000	31,199
UnitedHealth Group, Inc. 3.10%, 3/15/26	100,000	99,846
Verizon Communications, Inc. 5.15%, 9/15/23	120,000	132,085
Wal-Mart Stores, Inc. 6.20%, 4/15/38	210,000	277,699
Wells Fargo & Co. 4.13%, 8/15/23	142,000	148,803
Xerox Corp. 6.35%, 5/15/18	143,000	150,223
TOTAL CORPORATE BONDS (Cost: $5,712,662)		5,765,221
FOREIGN CORPORATE BONDS – 3.1%
Belgium – 0.7%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	151,000	165,069
Canada – 0.2%
Nexen Energy ULC 6.40%, 5/15/37	42,000	52,067
Colombia – 0.4%
Ecopetrol S.A. 5.88%, 9/18/23	100,000	108,750
Mexico – 0.5%
Petroleos Mexicanos 6.00%, 3/5/20	105,000	112,980
Netherlands – 0.4%
Shell International Finance B.V. 5.50%, 3/25/40	79,000	94,159
Norway – 0.4%
Statoil ASA 2.45%, 1/17/23	100,000	98,346
United Kingdom – 0.5%
HSBC Holdings PLC 5.10%, 4/5/21	101,000	110,009
TOTAL FOREIGN CORPORATE BONDS (Cost: $736,893)		741,380

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	41

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES – 0.5%
Canada – 0.5%
Province of Ontario Canada 4.00%, 10/7/19
(Cost: $105,286)	$100,000	$105,476
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Colombia – 0.5%
Colombia Government International Bond 11.75%, 2/25/20	100,000	127,250
Italy – 0.4%
Republic of Italy Government International Bond 5.38%, 6/15/33	86,000	93,949
Mexico – 0.5%
Mexico Government International Bond 4.00%, 10/2/23	113,000	115,994
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $345,384)		337,193
SUPRANATIONAL BOND – 1.7%
European Investment Bank 4.00%, 2/16/21
(Cost: $413,293)	384,000	412,385
COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.1%
United States – 4.1%
CFCRE Commercial Mortgage Trust 3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	100,043
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11, Class A2	35,000	35,116
COMM Mortgage Trust 3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	57,872
2.87%, 2/10/48, Series 2015-DC1, Class A2	80,000	81,483
JPMBB Commercial Mortgage Securities Trust 4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	53,563
JPMorgan Chase Commercial Mortgage Securities Trust 2.67%, 1/15/46, Series 2013-C13, Class A2	75,000	75,995
Morgan Stanley Bank of America Merrill Lynch Trust 3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	106,952
UBS Commercial Mortgage Trust 3.00%, 5/10/45, Series 2012-C1, Class AAB	250,000	255,779
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	106,896
2.90%, 3/15/47, Series 2014-C19, Class A2	100,000	101,972
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $972,081)		975,671
MUNICIPAL BOND – 0.7%
United States – 0.7%
State of California 7.55%, 4/1/39
(Cost: $175,042)	120,000	177,496
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 99.3% (Cost: $23,713,879)		23,870,962
Securities Sold Short	Principal Amount	Value

U.S. GOVERNMENT AGENCIES SOLD SHORT – (1.3)%
Government National Mortgage Association – (1.3)%
3.50%, 3/1/47(a)
(Proceeds: $311,133)	$(300,000)	$(311,883)
Cash and Other Assets in Excess of Liabilities – 2.0%		490,464

NET ASSETS – 100.0%		$24,049,543
(a)	To-be-announced (“TBA”) security (See Note 2).

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS
Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	29	$(3,612,766)	Jun-17	$9,864
2 Year U.S. Treasury Note	10	(2,164,062)	Jun-17	(1,094)
5 Year U.S. Treasury Note	112	(13,182,750)	Jun-17	(14,000)
U.S. Treasury Ultra Long Term Bond	12	(1,941,375)	Jun-17	(24,750)
Ultra 10 Year U.S. Treasury Note	17	(2,276,938)	Jun-17	(14,078)
				$(44,058)

See Notes to Financial Statements.

42	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2017

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 27.0%
Federal Home Loan Mortgage Corporation – 7.7%
2.38%, 1/13/22	$280,000	$285,606
3.50%, 12/1/33	108,743	113,357
4.00%, 6/1/34	35,001	37,216
4.00%, 12/1/43	45,839	48,255
4.50%, 4/1/44	47,596	51,149
4.00%, 11/1/45	97,439	102,556
3.50%, 4/1/46	111,616	114,556
3.50%, 5/1/46	45,708	46,912
3.00%, 6/1/46	47,595	47,299
3.00%, 11/1/46	98,892	98,276
3.00%, 3/1/47(a)	25,000	24,813
3.50%, 3/1/47(a)	125,000	128,120
4.00%, 3/1/47(a)	40,000	42,045
4.50%, 3/1/47(a)	185,000	198,679

Total Federal Home Loan Mortgage Corporation		1,338,839
Federal National Mortgage Association – 12.6%
0.88%, 5/21/18	312,000	311,334
4.00%, 7/1/19	19,800	20,389
4.00%, 7/1/26	20,479	21,516
3.50%, 12/1/26	24,639	25,738
2.50%, 8/1/28	31,033	31,478
3.00%, 11/1/28	31,134	32,058
3.00%, 7/1/29	62,196	64,041
2.50%, 6/1/31	45,891	46,068
2.50%, 3/1/32(a)	40,000	40,108
3.50%, 3/1/32(a)	120,000	125,150
4.00%, 8/1/34	63,602	67,540
3.50%, 2/1/35	76,113	79,335
4.50%, 2/1/41	51,136	55,126
4.50%, 10/1/41	54,864	59,250
3.50%, 6/1/42	59,135	60,941
3.50%, 5/1/43	44,963	46,327
4.00%, 6/1/43	17,941	18,940
3.00%, 8/1/43	77,044	76,772
4.00%, 11/1/43	39,846	41,926
4.50%, 5/1/44	36,422	39,185
4.00%, 9/1/44	98,011	103,126
4.00%, 10/1/44	44,178	46,484
3.50%, 4/1/46	41,747	42,855
4.00%, 4/1/46	44,092	46,396
3.50%, 5/1/46	45,356	46,560
3.50%, 6/1/46	91,753	94,189
3.00%, 9/1/46	146,373	145,597
4.00%, 10/1/46	48,310	50,850
3.00%, 11/1/46	147,854	147,071
3.50%, 11/1/46	98,487	101,101
3.00%, 3/1/47(a)	45,000	44,701
3.50%, 3/1/47(a)	55,000	56,384
4.00%, 3/1/47(a)	25,000	26,276

Total Federal National Mortgage Association		2,214,812
Government National Mortgage Association – 6.7%
5.00%, 2/20/43	81,153	87,879
3.50%, 3/20/43	90,240	94,224
5.00%, 12/20/43	133,429	144,082
3.50%, 8/20/44	163,527	170,400

5.00%, 8/20/44	$69,877	$75,437
3.50%, 7/20/45	57,226	59,591
3.50%, 9/20/45	51,278	53,397
4.00%, 12/20/45	96,589	102,351
3.00%, 3/20/46	107,530	108,995
4.00%, 4/20/46	69,437	73,579
3.00%, 9/20/46	45,065	45,679
3.00%, 10/20/46	49,366	50,038
3.00%, 3/1/47(a)	25,000	25,299
3.50%, 3/1/47(a)	50,000	51,981
4.00%, 3/1/47(a)	35,000	37,040

Total Government National Mortgage Association		1,179,972
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $4,710,352)		4,733,623
U.S. GOVERNMENT OBLIGATIONS – 35.3%
U.S. Treasury Bonds – 13.5%
U.S. Treasury Bond 6.88%, 8/15/25	1,025,000	1,388,635
4.50%, 2/15/36	335,000	428,244
2.50%, 5/15/46	600,000	542,813

Total U.S. Treasury Bonds		2,359,692
U.S. Treasury Notes – 21.8%
U.S. Treasury Note 0.88%, 1/15/18	1,350,000	1,350,000
1.63%, 12/31/19	1,000,000	1,004,941
1.63%, 11/15/22	1,500,000	1,467,187

Total U.S. Treasury Notes		3,822,128
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $6,166,536)		6,181,820
CORPORATE BONDS – 23.6%
United States – 23.6%
21st Century Fox America, Inc. 6.65%, 11/15/37	71,000	89,191
Abbott Laboratories 3.40%, 11/30/23	50,000	50,341
AbbVie, Inc. 3.60%, 5/14/25	50,000	49,877
American International Group, Inc. 4.88%, 6/1/22	101,000	109,842
Amgen, Inc. 4.66%, 6/15/51	67,000	67,895
Anthem, Inc. 4.65%, 1/15/43	63,000	65,636
Apple, Inc. 2.25%, 2/23/21	100,000	100,467
AT&T, Inc. 3.80%, 3/15/22	59,000	60,957
4.35%, 6/15/45	73,000	65,006
Bank of America Corp. 2.60%, 1/15/19	193,000	195,542
Burlington Northern Santa Fe LLC 4.70%, 10/1/19	95,500	102,667

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2017

Investments	Principal Amount	Value

Citigroup, Inc. 2.65%, 10/26/20	$30,000	$30,219
4.75%, 5/18/46	75,000	75,210
Comcast Corp. 6.45%, 3/15/37	90,000	115,863
ConocoPhillips 6.50%, 2/1/39	75,000	94,720
Dow Chemical Co. (The) 4.25%, 11/15/20	105,000	111,898
Duke Energy Florida LLC 6.40%, 6/15/38	33,500	45,170
Enterprise Products Operating LLC 3.35%, 3/15/23	135,000	137,237
Ford Motor Co. 4.75%, 1/15/43	76,000	73,362
General Electric Co. 5.50%, 1/8/20	77,000	84,863
General Motors Financial Co., Inc. 4.30%, 7/13/25	85,000	86,742
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19	140,000	154,817
4.25%, 10/21/25	50,000	51,355
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	62,000	68,891
International Lease Finance Corp. 5.88%, 8/15/22	100,000	113,108
International Paper Co. 3.80%, 1/15/26	95,000	96,935
JPMorgan Chase & Co. 4.95%, 3/25/20	25,000	27,072
3.20%, 1/25/23	128,000	129,804
Kinder Morgan Energy Partners L.P. 5.50%, 3/1/44	63,000	65,693
Morgan Stanley 2.13%, 4/25/18	109,000	109,656
Norfolk Southern Corp. 3.00%, 4/1/22	88,000	89,376
Oncor Electric Delivery Co. LLC 7.00%, 9/1/22	120,000	146,302
Oracle Corp. 6.50%, 4/15/38	79,000	103,759
Pfizer, Inc. 7.20%, 3/15/39	32,000	46,377
Philip Morris International, Inc. 4.88%, 11/15/43	87,000	95,531
Plains All American Pipeline L.P. 3.65%, 6/1/22	157,500	160,809
Simon Property Group L.P. 3.38%, 10/1/24	104,000	106,176
Southern California Edison Co. 4.65%, 10/1/43	52,000	58,726
Time Warner Cable LLC 6.75%, 6/15/39	54,500	64,960
Time Warner, Inc. 7.63%, 4/15/31	20,000	27,054

United Technologies Corp. 4.50%, 6/1/42	$87,000	$93,598
Verizon Communications, Inc. 5.15%, 9/15/23	150,000	165,106
Wal-Mart Stores, Inc. 6.20%, 4/15/38	57,000	75,375
Wells Fargo & Co. 4.13%, 8/15/23	122,000	127,845
4.90%, 11/17/45	50,000	53,183
Xerox Corp. 6.35%, 5/15/18	86,000	90,344
TOTAL CORPORATE BONDS (Cost: $4,060,550)		4,134,557
FOREIGN CORPORATE BONDS – 3.2%
Belgium – 0.9%
Anheuser-Busch InBev Finance, Inc. 3.30%, 2/1/23	25,000	25,583
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	121,000	132,274

Total Belgium		157,857
Canada – 0.5%
Nexen Energy ULC 6.40%, 5/15/37	63,000	78,100
Mexico – 0.6%
Petroleos Mexicanos 6.00%, 3/5/20	96,000	103,296
Netherlands – 0.6%
Shell International Finance B.V. 4.38%, 3/25/20	100,000	106,905
United Kingdom – 0.6%
HSBC Holdings PLC 5.10%, 4/5/21	96,000	104,563
TOTAL FOREIGN CORPORATE BONDS (Cost: $545,373)		550,721
FOREIGN GOVERNMENT AGENCIES – 1.0%
Germany – 1.0%
Kreditanstalt fuer Wiederaufbau 2.50%, 11/20/24
(Cost: $176,426)	176,000	177,036
FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Italy – 0.3%
Republic of Italy Government International Bond 5.38%, 6/15/33	56,000	61,176
Mexico – 0.8%
Mexico Government International Bond 4.00%, 10/2/23	131,000	134,472
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $197,810)		195,648
SUPRANATIONAL BOND – 1.1%
European Investment Bank 4.00%, 2/16/21
(Cost: $197,379)	185,000	198,675

See Notes to Financial Statements.

44	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2017

Investments	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.2%
United States – 3.2%
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11, Class A2	$10,000	$10,033
COMM Mortgage Trust 3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	36,828
3.08%, 2/10/48, Series 2015-DC1, Class A4	100,000	99,755
JPMBB Commercial Mortgage Securities Trust 3.05%, 4/15/47, Series 2014-C19, Class A2	120,000	122,793
JPMorgan Chase Commercial Mortgage Securities Trust 2.67%, 1/15/46, Series 2013-C13, Class A2	30,000	30,398
Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	25,861
3.07%, 2/15/48, Series 2015-C20, Class ASB	110,000	112,702
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	120,000	128,275
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $567,786)		566,645
MUNICIPAL BOND – 0.8%
United States – 0.8%
State of California 7.55%, 4/1/39
(Cost: $136,850)	95,000	140,517
ASSET-BACKED SECURITIES – 0.5%
United States – 0.5%
Ford Credit Auto Owner Trust 1.22%, 3/15/21, Series 2016-C, Class A3	50,000	49,610
Honda Auto Receivables Owner Trust 1.21%, 12/18/20, Series 2016-4, Class A3	40,000	39,691
TOTAL ASSET-BACKED SECURITIES (Cost: $89,382)		89,301

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%(b)
(Cost: $8,100)(c)	8,100	8,100
TOTAL INVESTMENTS IN SECURITIES – 96.9% (Cost: $16,856,544)		16,976,643
Cash and Other Assets in Excess of Liabilities – 3.1%		545,427

NET ASSETS – 100.0%		$17,522,070
(a)	To-be-announced (“TBA”) security (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of February 28, 2017.

(c)

At February 28, 2017, the total market value of the Fund’s securities on loan was $7,823 and the total market value of the collateral held by the Fund was $8,100. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS
Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	13	$(1,530,141)	Jun-17	$(1,625)
U.S. Treasury Ultra Long Term Bond	25	(4,044,531)	Jun-17	(51,563)
Ultra 10 Year U.S. Treasury Note	91	(12,188,312)	Jun-17	(75,359)
				$(128,547)

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	45

Schedule of Investments (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 28.3%
Federal Home Loan Bank – 0.4%
4.13%, 3/13/20	$100,000	$107,498
5.50%, 7/15/36	280,000	374,290

Total Federal Home Loan Bank		481,788
Federal Home Loan Mortgage Corporation – 10.0%
2.38%, 1/13/22	100,000	102,002
6.75%, 9/15/29, Series GDIF	200,000	279,738
6.75%, 3/15/31	550,000	786,839
6.25%, 7/15/32	925,000	1,293,894
5.00%, 6/1/37	5,289	5,819
3.62%, 11/15/38(a)	120,000	55,105
5.50%, 2/1/40	19,188	21,319
4.00%, 11/1/40	33,122	34,987
5.50%, 6/1/41	576,329	640,515
5.00%, 7/1/41	17,111	18,749
3.00%, 2/1/44	324,133	323,255
3.50%, 5/1/44	145,553	149,534
4.50%, 5/1/44	31,160	33,499
3.50%, 7/1/44	154,067	158,400
4.50%, 7/1/44	366,873	394,407
3.50%, 10/1/44	52,552	53,960
3.50%, 1/1/45	149,332	153,265
4.00%, 3/1/45	33,453	35,211
3.00%, 4/1/45	41,728	41,468
3.00%, 5/1/45	169,181	168,128
3.50%, 6/1/45	153,528	157,572
4.00%, 6/1/45	146,027	153,696
3.00%, 7/1/45	43,286	43,016
3.00%, 8/1/45	174,110	173,027
3.50%, 8/1/45	470,049	482,430
4.00%, 9/1/45	285,846	300,859
4.00%, 10/1/45	318,480	335,208
3.50%, 11/1/45	162,653	166,937
4.00%, 11/1/45	237,144	249,599
3.00%, 12/1/45	174,008	172,925
3.50%, 4/1/46	491,111	504,047
3.50%, 5/1/46	228,540	234,560
3.00%, 6/1/46	190,380	189,195
3.00%, 9/1/46	487,103	484,070
3.00%, 11/1/46	197,783	196,552
4.00%, 11/1/46	97,836	102,974
3.00%, 12/1/46	298,231	296,375
3.00%, 2/1/47	299,294	297,429
2.50%, 3/1/47(b)	50,000	47,621
3.00%, 3/1/47(b)	700,000	694,766
3.50%, 3/1/47(b)	1,075,000	1,101,833
4.00%, 3/1/47(b)	550,000	578,115
4.50%, 3/1/47(b)	275,000	295,334
5.00%, 3/1/47(b)	400,000	437,625
4.50%, 4/1/47(b)	50,000	53,618

Total Federal Home Loan Mortgage Corporation		12,499,477
Federal National Mortgage Association – 15.4%
Federal National Mortgage Association 5.50%, 3/1/47(b)	25,000	27,824
6.25%, 5/15/29	610,000	820,601
7.13%, 1/15/30	390,000	564,846

7.25%, 5/15/30	$610,000	$898,306
6.63%, 11/15/30	690,000	975,401
5.63%, 7/15/37	170,000	230,809
5.00%, 5/1/38	28,552	31,348
5.50%, 6/1/38	240,625	269,020
5.50%, 11/1/38	5,952	6,656
5.50%, 10/1/39	257,926	288,369
5.50%, 4/1/40	31,730	35,594
4.50%, 2/1/41	171,162	184,516
5.50%, 9/1/41	131,482	146,998
4.00%, 12/1/42	272,696	287,902
2.50%, 3/1/43	35,185	33,719
3.50%, 5/1/43	89,926	92,655
4.00%, 6/1/43	251,175	265,161
3.00%, 7/1/43	43,759	43,605
4.00%, 8/1/43	132,165	139,078
4.00%, 9/1/43	355,985	374,689
4.50%, 9/1/43	62,819	67,818
3.50%, 10/1/43	510,741	526,023
4.00%, 5/1/44	30,194	31,770
4.50%, 5/1/44	379,470	408,192
4.00%, 7/1/44	34,995	36,822
4.00%, 8/1/44	168,750	177,557
4.00%, 10/1/44	253,290	266,509
4.00%, 11/1/44	27,653	29,096
3.00%, 1/1/45	17,487	17,395
4.00%, 2/1/45	147,505	155,204
3.00%, 4/1/45	420,064	417,840
3.00%, 5/1/45	146,430	145,655
3.50%, 6/1/45	168,120	172,582
3.50%, 7/1/45	82,219	84,401
3.50%, 9/1/45	387,927	398,223
4.00%, 9/1/45	187,706	197,506
3.00%, 10/1/45	172,769	171,854
3.50%, 10/1/45	309,793	318,016
3.00%, 11/1/45	167,012	166,128
3.50%, 11/1/45	172,024	176,590
3.00%, 12/1/45	169,377	168,480
3.50%, 12/1/45	474,932	487,538
3.00%, 2/1/46	382,347	380,322
3.50%, 4/1/46	580,773	596,189
4.00%, 4/1/46	264,550	278,374
3.50%, 5/1/46	90,713	93,120
3.00%, 6/1/46	160,017	159,170
3.50%, 6/1/46	375,935	385,913
3.50%, 7/1/46	472,269	484,804
2.50%, 8/1/46	24,958	23,817
2.50%, 9/1/46	24,889	23,751
3.00%, 9/1/46	292,745	291,194
3.00%, 10/1/46	671,291	667,830
4.00%, 10/1/46	289,862	305,098
3.00%, 11/1/46	986,123	980,901
3.50%, 11/1/46	295,462	303,304
2.50%, 3/1/47(b)	25,000	23,824
3.00%, 3/1/47(b)	975,000	968,525
3.50%, 3/1/47(b)	800,000	820,125
4.00%, 3/1/47(b)	625,000	656,890
4.50%, 3/1/47(b)	525,000	564,211
5.00%, 3/1/47(b)	500,000	548,247

See Notes to Financial Statements.

46	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

4.50%, 4/1/47(b)	$75,000	$80,492
5.00%, 4/1/47(b)	75,000	82,143
5.50%, 4/1/47(b)	75,000	83,407

Total Federal National Mortgage Association		19,139,947
Tennessee Valley Authority – 2.5%
7.13%, 5/1/30	100,000	143,723
5.88%, 4/1/36	980,000	1,321,088
6.15%, 1/15/38	100,000	138,942
5.25%, 9/15/39	732,000	927,299
3.50%, 12/15/42	300,000	297,633
4.25%, 9/15/65	280,000	297,822

Total Tennessee Valley Authority		3,126,507
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $35,651,948)		35,247,719
U.S. GOVERNMENT OBLIGATIONS – 15.6%
U.S. Treasury Bonds – 2.7%
U.S. Treasury Bond 8.75%, 5/15/20	380,000	465,477
8.13%, 5/15/21	1,250,000	1,570,605
7.25%, 8/15/22	700,000	890,532
6.00%, 2/15/26	400,000	519,242

Total U.S. Treasury Bonds		3,445,856
U.S. Treasury Notes – 12.9%
U.S. Treasury Note 1.50%, 5/31/19	4,260,000	4,280,218
2.13%, 1/31/21	2,590,000	2,629,658
2.00%, 2/28/21	2,910,000	2,940,008
1.63%, 11/15/22	150,000	146,719
2.13%, 12/31/22	800,000	803,359
1.75%, 5/15/23	800,000	783,531
2.50%, 8/15/23	4,379,000	4,477,440

Total U.S. Treasury Notes		16,060,933
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $19,694,427)		19,506,789
CORPORATE BONDS – 37.7%
United States – 37.7%
21st Century Fox America, Inc. 3.70%, 9/15/24	50,000	51,159
6.20%, 12/15/34	100,000	119,570
4.75%, 9/15/44	120,000	122,464
Abbott Laboratories 2.55%, 3/15/22	118,000	116,078
3.40%, 11/30/23	241,000	242,645
AbbVie, Inc. 2.90%, 11/6/22	330,000	328,937
2.85%, 5/14/23	150,000	147,418
4.50%, 5/14/35	100,000	100,527
4.45%, 5/14/46	200,000	194,637
Actavis Funding SCS 3.45%, 3/15/22	290,000	296,777
4.55%, 3/15/35	100,000	101,058
4.75%, 3/15/45	100,000	101,936
Adobe Systems, Inc. 3.25%, 2/1/25	30,000	30,307

Aetna, Inc. 2.75%, 11/15/22	$200,000	$200,616
Air Lease Corp. 4.25%, 9/15/24	80,000	83,101
Altria Group, Inc. 4.00%, 1/31/24	100,000	105,702
Amazon.com, Inc. 4.80%, 12/5/34	150,000	169,862
Ameren Corp. 3.65%, 2/15/26	50,000	50,795
American Airlines Pass Through Trust 3.38%, 5/1/27, Series 2015-1, Class A	65,000	64,106
American Electric Power Co., Inc. 2.95%, 12/15/22, Series F	55,000	55,464
American International Group, Inc. 3.30%, 3/1/21	100,000	102,645
4.13%, 2/15/24	100,000	104,113
3.90%, 4/1/26	100,000	101,453
3.88%, 1/15/35	193,000	180,920
4.50%, 7/16/44	100,000	98,166
American Tower Corp. 3.30%, 2/15/21	120,000	122,064
3.38%, 10/15/26	150,000	143,701
Ameriprise Financial, Inc. 2.88%, 9/15/26	170,000	163,938
Amgen, Inc. 3.13%, 5/1/25	145,000	143,634
4.40%, 5/1/45	160,000	157,520
Amphenol Corp. 3.13%, 9/15/21	25,000	25,494
Anadarko Petroleum Corp. 6.45%, 9/15/36	130,000	157,967
7.95%, 6/15/39	100,000	132,115
Analog Devices, Inc. 2.88%, 6/1/23	28,000	27,709
Anthem, Inc. 3.13%, 5/15/22	80,000	80,485
6.38%, 6/15/37	200,000	247,457
Aon PLC 3.88%, 12/15/25	175,000	180,006
Apache Corp. 2.63%, 1/15/23	100,000	97,977
5.10%, 9/1/40	100,000	106,597
Appalachian Power Co. 7.00%, 4/1/38	80,000	109,321
Archer-Daniels-Midland Co. 2.50%, 8/11/26	160,000	152,218
AT&T, Inc. 2.45%, 6/30/20	250,000	250,803
3.95%, 1/15/25	310,000	312,426
3.40%, 5/15/25	345,000	334,127
4.50%, 5/15/35	440,000	418,599
6.38%, 3/1/41	250,000	285,576
4.75%, 5/15/46	155,000	145,498
Autodesk, Inc. 4.38%, 6/15/25	25,000	25,855

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

AutoZone, Inc. 3.13%, 7/15/23	$50,000	$49,926
3.25%, 4/15/25	50,000	49,258
AvalonBay Communities, Inc. 2.95%, 9/15/22	100,000	100,901
Baltimore Gas & Electric Co. 2.40%, 8/15/26	190,000	178,726
Bank of America Corp. 2.25%, 4/21/20, Series L	100,000	100,217
5.70%, 1/24/22	300,000	337,622
4.00%, 4/1/24	100,000	104,109
3.95%, 4/21/25, Series L	450,000	452,452
4.45%, 3/3/26	50,000	51,953
3.82%, 1/20/28(c)	100,000	100,979
6.11%, 1/29/37	300,000	357,592
Baxalta, Inc. 2.88%, 6/23/20	210,000	212,474
Baxter International, Inc. 2.60%, 8/15/26	190,000	178,649
BB&T Corp. 3.95%, 3/22/22	50,000	52,570
Berkshire Hathaway Energy Co. 3.75%, 11/15/23	125,000	131,698
4.50%, 2/1/45	100,000	105,210
Boeing Co. (The) 2.85%, 10/30/24	35,000	35,177
2.25%, 6/15/26	50,000	47,388
Boston Properties L.P. 4.13%, 5/15/21	175,000	185,292
Boston Scientific Corp. 3.85%, 5/15/25	300,000	306,492
Brixmor Operating Partnership L.P. 3.25%, 9/15/23	190,000	187,159
Broadcom Corp. 3.63%, 1/15/24(d)	100,000	101,265
Burlington Northern Santa Fe LLC 3.75%, 4/1/24	50,000	52,906
3.00%, 4/1/25	50,000	50,095
3.65%, 9/1/25	120,000	125,755
4.15%, 4/1/45	45,000	45,904
Capital One Financial Corp. 3.75%, 4/24/24	100,000	102,881
3.20%, 2/5/25	145,000	142,792
Caterpillar Financial Services Corp. 2.40%, 8/9/26	190,000	180,253
CBRE Services, Inc. 4.88%, 3/1/26	35,000	36,238
CBS Corp. 3.50%, 1/15/25	150,000	149,151
4.00%, 1/15/26	50,000	51,302
Celgene Corp. 3.88%, 8/15/25	320,000	327,764
5.00%, 8/15/45	100,000	106,533
CenterPoint Energy Houston Electric LLC 2.40%, 9/1/26, Series Z	90,000	85,129
Charter Communications Operating LLC 4.91%, 7/23/25	350,000	369,310
6.48%, 10/23/45	100,000	116,472

Chubb INA Holdings, Inc. 2.88%, 11/3/22	$200,000	$202,351
Cigna Corp. 3.25%, 4/15/25	50,000	49,663
Cimarex Energy Co. 5.88%, 5/1/22	109,000	113,079
Cisco Systems, Inc. 2.20%, 9/20/23	100,000	96,928
Citigroup, Inc. 4.50%, 1/14/22	395,000	422,829
4.05%, 7/30/22	72,000	75,360
3.30%, 4/27/25	200,000	196,999
4.13%, 7/25/28	150,000	149,235
8.13%, 7/15/39	220,000	328,916
Comcast Corp. 2.75%, 3/1/23	50,000	49,663
3.15%, 3/1/26	245,000	241,642
4.20%, 8/15/34	100,000	102,766
6.45%, 3/15/37	180,000	231,726
ConocoPhillips 6.50%, 2/1/39	230,000	290,475
ConocoPhillips Co. 2.40%, 12/15/22	160,000	156,359
Consolidated Edison Co. of New York, Inc. 6.75%, 4/1/38, Series 08-B	25,000	33,991
Continental Airlines Pass Through Trust 4.00%, 10/29/24, Series 2012-2, Class A	35,000	36,269
CSX Corp. 3.35%, 11/1/25	30,000	30,169
4.10%, 3/15/44	60,000	58,573
CVS Health Corp. 4.00%, 12/5/23	50,000	52,609
3.88%, 7/20/25	178,000	184,148
4.88%, 7/20/35	50,000	54,554
DDR Corp. 3.63%, 2/1/25	50,000	48,597
Devon Energy Corp. 3.25%, 5/15/22	89,000	89,471
5.60%, 7/15/41	100,000	107,479
Diamond 1 Finance Corp. 4.42%, 6/15/21(d)	140,000	146,951
6.02%, 6/15/26(d)	80,000	88,121
Discover Financial Services 3.75%, 3/4/25	210,000	208,172
Discovery Communications LLC 6.35%, 6/1/40	100,000	106,947
Dow Chemical Co. (The) 4.25%, 11/15/20	116,000	123,620
3.50%, 10/1/24	200,000	204,415
4.63%, 10/1/44	80,000	84,816
DTE Energy Co. 3.30%, 6/15/22	150,000	153,009
Duke Energy Corp. 2.65%, 9/1/26	250,000	235,396
4.80%, 12/15/45	110,000	118,539
Eastman Chemical Co. 3.80%, 3/15/25	38,000	38,968

See Notes to Financial Statements.

48	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

Enable Midstream Partners L.P. 2.40%, 5/15/19	$174,000	$172,778
Energy Transfer Partners L.P. 4.65%, 6/1/21	200,000	212,266
4.75%, 1/15/26	200,000	209,891
6.13%, 12/15/45	85,000	94,119
Entergy Corp. 2.95%, 9/1/26	190,000	181,490
Entergy Louisiana LLC 4.05%, 9/1/23	175,000	186,005
Enterprise Products Operating LLC 3.90%, 2/15/24	100,000	103,823
5.95%, 2/1/41	100,000	116,994
4.90%, 5/15/46	101,000	105,981
Exelon Corp. 5.10%, 6/15/45	100,000	110,232
Express Scripts Holding Co. 4.75%, 11/15/21	100,000	108,112
6.13%, 11/15/41	21,000	24,125
Federal Realty Investment Trust 4.50%, 12/1/44	100,000	103,862
FedEx Corp. 3.88%, 8/1/42	220,000	203,843
4.55%, 4/1/46	40,000	41,084
Fidelity National Information Services, Inc. 5.00%, 10/15/25	180,000	197,492
Fifth Third Bancorp 4.30%, 1/16/24	200,000	209,316
FirstEnergy Corp. 7.38%, 11/15/31, Series C	100,000	132,134
Ford Motor Co. 7.45%, 7/16/31	150,000	190,548
4.75%, 1/15/43	105,000	101,355
Ford Motor Credit Co., LLC 8.13%, 1/15/20	100,000	115,563
5.88%, 8/2/21	200,000	223,979
4.13%, 8/4/25	200,000	202,882
Fortive Corp. 3.15%, 6/15/26(d)	50,000	49,668
Franklin Resources, Inc. 2.85%, 3/30/25	145,000	142,180
GATX Corp. 3.25%, 3/30/25	45,000	43,716
General Dynamics Corp. 2.13%, 8/15/26	50,000	46,565
General Motors Co. 3.50%, 10/2/18	250,000	255,890
6.75%, 4/1/46	100,000	121,872
General Motors Financial Co., Inc. 4.00%, 1/15/25	100,000	100,925
4.30%, 7/13/25	295,000	301,047
4.00%, 10/6/26	100,000	99,745
Georgia Power Co. 4.30%, 3/15/42	100,000	102,340
Gilead Sciences, Inc. 3.65%, 3/1/26	160,000	162,522
4.60%, 9/1/35	100,000	103,806

Goldman Sachs Group, Inc. (The) 3.50%, 1/23/25	$350,000	$351,206
4.25%, 10/21/25	200,000	205,419
3.85%, 1/26/27	150,000	151,909
6.13%, 2/15/33	40,000	48,972
6.45%, 5/1/36	190,000	231,059
6.75%, 10/1/37	100,000	125,170
4.80%, 7/8/44	121,000	130,486
Halliburton Co. 3.80%, 11/15/25	100,000	102,682
4.85%, 11/15/35	200,000	215,153
7.45%, 9/15/39	150,000	205,172
Harris Corp. 3.83%, 4/27/25	50,000	51,480
4.85%, 4/27/35	67,000	72,522
HCP, Inc. 2.63%, 2/1/20	150,000	151,081
4.00%, 6/1/25	100,000	101,881
Hershey Co. (The) 2.30%, 8/15/26	370,000	348,992
Hess Corp. 6.00%, 1/15/40	100,000	106,059
Hewlett Packard Enterprise Co. 3.60%, 10/15/20	210,000	215,697
4.90%, 10/15/25	100,000	104,231
6.35%, 10/15/45	160,000	167,629
Home Depot, Inc. (The) 2.63%, 6/1/22	100,000	101,128
3.00%, 4/1/26	80,000	80,182
Honeywell International, Inc. 2.50%, 11/1/26	115,000	109,871
HP, Inc. 4.38%, 9/15/21	180,000	191,820
Illinois Tool Works, Inc. 3.50%, 3/1/24	35,000	36,577
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/23	52,000	55,710
Intel Corp. 2.70%, 12/15/22	168,000	170,365
Intercontinental Exchange, Inc. 3.75%, 12/1/25	110,000	114,721
International Lease Finance Corp. 8.63%, 1/15/22	140,000	173,683
International Paper Co. 3.80%, 1/15/26	155,000	158,156
6.00%, 11/15/41	75,000	87,677
Jefferies Group LLC 8.50%, 7/15/19	100,000	113,779
JM Smucker Co. (The) 4.25%, 3/15/35	75,000	77,079
John Deere Capital Corp. 2.80%, 1/27/23(e)	80,000	80,408
2.80%, 3/6/23	50,000	50,260
Johnson Controls International PLC 3.90%, 2/14/26	25,000	26,040
JPMorgan Chase & Co. 3.20%, 1/25/23	150,000	152,114

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

3.38%, 5/1/23	$180,000	$181,288
3.30%, 4/1/26	500,000	494,600
2.95%, 10/1/26	50,000	47,901
4.25%, 10/1/27	95,000	98,141
5.63%, 8/16/43	100,000	117,488
Juniper Networks, Inc. 4.50%, 3/15/24	25,000	26,386
Kellogg Co. 4.50%, 4/1/46	60,000	60,145
KeyCorp 5.10%, 3/24/21	90,000	98,643
Keysight Technologies, Inc. 3.30%, 10/30/19	38,000	38,562
Kimco Realty Corp. 2.80%, 10/1/26	190,000	178,448
Kinder Morgan Energy Partners L.P. 5.63%, 9/1/41	200,000	205,283
Kinder Morgan, Inc. 6.50%, 9/15/20	150,000	168,883
4.30%, 6/1/25(e)	150,000	154,523
7.75%, 1/15/32	150,000	190,440
Kraft Heinz Foods Co. 2.80%, 7/2/20	150,000	151,773
5.20%, 7/15/45	250,000	264,959
Kroger Co. (The) 3.40%, 4/15/22	200,000	205,483
Lockheed Martin Corp. 4.50%, 5/15/36	115,000	123,885
4.07%, 12/15/42	120,000	119,888
Lowe’s Cos., Inc. 3.38%, 9/15/25	280,000	287,158
Macy’s Retail Holdings, Inc. 6.38%, 3/15/37	60,000	60,387
Marathon Oil Corp. 2.80%, 11/1/22	150,000	145,858
Marriott International, Inc. 2.30%, 1/15/22	100,000	97,726
McDonald’s Corp. 3.70%, 1/30/26	191,000	196,341
4.88%, 12/9/45	100,000	108,074
McKesson Corp. 4.88%, 3/15/44	100,000	103,544
Medtronic, Inc. 3.50%, 3/15/25	347,000	356,510
4.63%, 3/15/45	60,000	65,274
MetLife, Inc. 4.37%, 9/15/23, Series D	100,000	107,968
6.40%, 12/15/36	100,000	110,750
4.88%, 11/13/43	100,000	109,745
Molson Coors Brewing Co. 5.00%, 5/1/42	100,000	106,715
4.20%, 7/15/46	100,000	95,506
Morgan Stanley 4.88%, 11/1/22	210,000	226,793
3.88%, 4/29/24, Series F	500,000	517,827
3.95%, 4/23/27	190,000	189,859

Motorola Solutions, Inc. 3.75%, 5/15/22	$55,000	$56,141
Mylan N.V. 3.15%, 6/15/21	110,000	110,215
Nabors Industries, Inc. 5.00%, 9/15/20	125,000	130,874
National Rural Utilities Cooperative Finance Corp. 2.85%, 1/27/25	175,000	174,037
Newell Brands, Inc. 4.20%, 4/1/26	200,000	210,639
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/19	40,000	40,319
NiSource Finance Corp. 5.65%, 2/1/45	60,000	72,580
Noble Energy, Inc. 5.63%, 5/1/21	200,000	207,030
6.00%, 3/1/41	150,000	172,645
Norfolk Southern Corp. 3.25%, 12/1/21	200,000	205,880
Northrop Grumman Corp. 3.25%, 8/1/23	36,000	36,981
Old Republic International Corp. 3.88%, 8/26/26	90,000	87,889
Oncor Electric Delivery Co., LLC 2.95%, 4/1/25	269,000	267,100
ONEOK Partners L.P. 5.00%, 9/15/23	150,000	163,129
Oracle Corp. 2.50%, 5/15/22	395,000	395,273
Owens Corning 3.40%, 8/15/26	200,000	194,250
Pacific Gas & Electric Co. 6.05%, 3/1/34	200,000	253,965
PepsiCo, Inc. 2.75%, 4/30/25	145,000	143,024
Pfizer, Inc. 5.80%, 8/12/23	100,000	117,538
Philip Morris International, Inc. 2.75%, 2/25/26(e)	180,000	174,022
Phillips 66 4.88%, 11/15/44	175,000	182,475
Plains All American Pipeline L.P. 4.65%, 10/15/25	240,000	250,627
PNC Bank NA 2.95%, 1/30/23	250,000	250,855
Precision Castparts Corp. 2.50%, 1/15/23	50,000	49,508
Progress Energy, Inc. 3.15%, 4/1/22	35,000	35,501
Prudential Financial, Inc. 3.50%, 5/15/24	180,000	185,346
Puget Energy, Inc. 3.65%, 5/15/25	65,000	64,717
QUALCOMM, Inc. 3.45%, 5/20/25	80,000	81,090
4.65%, 5/20/35	80,000	84,647

See Notes to Financial Statements.

50	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

QVC, Inc. 4.38%, 3/15/23	$50,000	$50,587
Regions Financial Corp. 3.20%, 2/8/21	45,000	45,922
Republic Services, Inc. 3.20%, 3/15/25	145,000	145,012
Reynolds American, Inc. 4.45%, 6/12/25	120,000	127,098
7.25%, 6/15/37	100,000	133,679
Roper Technologies, Inc. 3.00%, 12/15/20	45,000	45,923
S&P Global, Inc. 4.00%, 6/15/25	44,000	45,738
Seagate HDD Cayman 4.75%, 6/1/23	20,000	20,013
4.75%, 1/1/25	240,000	232,344
4.88%, 6/1/27	100,000	93,445
Sempra Energy 2.85%, 11/15/20	200,000	203,313
Simon Property Group L.P. 3.50%, 9/1/25	120,000	122,969
Southern California Edison Co. 5.63%, 2/1/36	200,000	244,676
Southern Co. (The) 4.40%, 7/1/46	100,000	100,014
Stanley Black & Decker, Inc. 5.20%, 9/1/40	55,000	62,098
Starbucks Corp. 2.45%, 6/15/26	50,000	47,958
State Street Corp. 3.70%, 11/20/23	25,000	26,140
3.55%, 8/18/25	100,000	103,377
SunTrust Banks, Inc. 2.50%, 5/1/19	65,000	65,729
Synchrony Financial 2.70%, 2/3/20	200,000	201,251
3.70%, 8/4/26	90,000	88,491
Tanger Properties L.P. 3.13%, 9/1/26	90,000	85,998
Thermo Fisher Scientific, Inc. 4.50%, 3/1/21	150,000	160,318
Time Warner Cable LLC 5.00%, 2/1/20	100,000	106,776
7.30%, 7/1/38	200,000	250,809
Time Warner, Inc. 4.88%, 3/15/20	100,000	107,367
3.88%, 1/15/26	100,000	100,392
7.70%, 5/1/32	100,000	137,069
4.85%, 7/15/45	100,000	99,637
Tucson Electric Power Co. 3.05%, 3/15/25	176,000	169,479
Tyson Foods, Inc. 3.95%, 8/15/24	300,000	307,525
UDR, Inc. 2.95%, 9/1/26	90,000	84,746

Union Pacific Corp. 3.25%, 8/15/25(e)	$50,000	$51,201
2.75%, 3/1/26	50,000	49,065
United Technologies Corp. 3.10%, 6/1/22	173,000	178,174
UnitedHealth Group, Inc. 3.10%, 3/15/26	150,000	149,769
US Bancorp 3.60%, 9/11/24	300,000	308,809
Valero Energy Corp. 3.65%, 3/15/25	200,000	199,733
6.63%, 6/15/37	200,000	240,945
Ventas Realty L.P. 4.75%, 6/1/21	100,000	107,595
3.50%, 2/1/25	20,000	19,682
Verizon Communications, Inc. 3.50%, 11/1/24	264,000	265,017
4.27%, 1/15/36	400,000	378,939
4.52%, 9/15/48	168,000	154,853
5.01%, 4/15/49(d)	320,000	315,070
VF Corp. 6.45%, 11/1/37	51,000	66,312
Viacom, Inc. 2.25%, 2/4/22	100,000	95,733
6.88%, 4/30/36	150,000	167,323
4.38%, 3/15/43	100,000	88,074
Virginia Electric & Power Co. 6.35%, 11/30/37	240,000	312,801
Visa, Inc. 2.80%, 12/14/22	180,000	182,600
Vulcan Materials Co. 7.50%, 6/15/21	25,000	29,500
Walgreens Boots Alliance, Inc. 2.70%, 11/18/19	110,000	111,702
3.80%, 11/18/24	100,000	102,262
4.80%, 11/18/44	100,000	103,896
Walt Disney Co. (The) 3.00%, 2/13/26	100,000	100,264
1.85%, 7/30/26	50,000	45,323
Waste Management, Inc. 3.50%, 5/15/24	140,000	145,215
Wells Fargo & Co. 3.50%, 3/8/22	200,000	207,636
3.45%, 2/13/23, Series M	334,000	338,967
4.10%, 6/3/26	160,000	163,895
5.61%, 1/15/44	100,000	117,393
Welltower, Inc. 4.00%, 6/1/25	220,000	226,266
Westlake Chemical Corp. 5.00%, 8/15/46(d)	75,000	77,116
Weyerhaeuser Co. 6.95%, 10/1/27	75,000	91,145
Whole Foods Market, Inc. 5.20%, 12/3/25	150,000	159,826
Williams Partners L.P. 4.30%, 3/4/24	100,000	103,669
4.90%, 1/15/45	130,000	127,986

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

Xerox Corp. 3.50%, 8/20/20	$220,000	$223,104
TOTAL CORPORATE BONDS (Cost: $46,586,576)		46,952,266
FOREIGN CORPORATE BONDS – 7.6%
Australia – 0.2%
BHP Billiton Finance USA Ltd. 3.85%, 9/30/23	200,000	216,541
Belgium – 0.7%
Anheuser-Busch InBev Finance, Inc. 2.63%, 1/17/23	100,000	98,958
3.65%, 2/1/26	350,000	356,707
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 7/15/22	250,000	248,300
Koninklijke Ahold Delhaize N.V. 5.70%, 10/1/40	150,000	171,265

Total Belgium		875,230
Brazil – 0.3%
Vale Overseas Ltd. 6.25%, 8/10/26	90,000	99,562
6.88%, 11/21/36	100,000	109,750
Vale S.A. 5.63%, 9/11/42	100,000	97,000

Total Brazil		306,312
Canada – 0.7%
Barrick North America Finance LLC 4.40%, 5/30/21	38,000	40,878
Canadian Natural Resources Ltd. 3.90%, 2/1/25	60,000	61,077
Encana Corp. 3.90%, 11/15/21	50,000	51,407
6.50%, 8/15/34	100,000	114,631
Petro-Canada 6.80%, 5/15/38	150,000	197,044
Royal Bank of Canada 4.65%, 1/27/26	175,000	186,704
TransCanada PipeLines Ltd. 3.75%, 10/16/23	170,000	177,417

Total Canada		829,158
China – 0.3%
Alibaba Group Holding Ltd. 3.60%, 11/28/24	200,000	202,812
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/24	200,000	209,745

Total China		412,557
Colombia – 0.3%
Ecopetrol S.A. 5.88%, 9/18/23	100,000	108,750
4.13%, 1/16/25	150,000	145,800
7.38%, 9/18/43	100,000	107,350

Total Colombia		361,900

France – 0.1%
Orange S.A. 9.00%, 3/1/31	$100,000	$149,990
Germany – 0.3%
Daimler Finance North America LLC 8.50%, 1/18/31	80,000	122,007
Deutsche Bank AG 3.38%, 5/12/21	150,000	150,941
Deutsche Telekom International Finance B.V. 8.75%, 6/15/30	100,000	148,248

Total Germany		421,196
Ireland – 0.1%
XLIT Ltd. 5.50%, 3/31/45	150,000	150,691
Israel – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/19	100,000	98,776
2.80%, 7/21/23	200,000	190,087

Total Israel		288,863
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/1/26	200,000	205,606
Nomura Holdings, Inc. 6.70%, 3/4/20	100,000	111,730
Sumitomo Mitsui Financial Group, Inc. 2.63%, 7/14/26	200,000	186,585

Total Japan		503,921
Mexico – 0.9%
America Movil S.A.B. de C.V. 6.38%, 3/1/35	100,000	119,190
Grupo Televisa S.A.B. 5.00%, 5/13/45	200,000	183,552
Petroleos Mexicanos 5.50%, 1/21/21	200,000	211,600
4.50%, 1/23/26	275,000	259,875
6.63%, 6/15/35	160,000	162,000
5.63%, 1/23/46	250,000	218,138

Total Mexico		1,154,355
Netherlands – 0.3%
AerCap Ireland Capital DAC 4.25%, 7/1/20	150,000	158,104
Cooperatieve Rabobank UA 4.63%, 12/1/23	250,000	264,098

Total Netherlands		422,202
Peru – 0.3%
Southern Copper Corp. 3.88%, 4/23/25	165,000	166,666
5.88%, 4/23/45	145,000	154,223

Total Peru		320,889
Spain – 0.3%
Telefonica Emisiones SAU 3.19%, 4/27/18	240,000	243,428

See Notes to Financial Statements.

52	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

Telefonica Europe B.V. 8.25%, 9/15/30	$100,000	$135,283

Total Spain		378,711
Switzerland – 0.3%
Credit Suisse AG 5.40%, 1/14/20	100,000	107,623
Credit Suisse Group Funding Guernsey Ltd. 3.75%, 3/26/25	300,000	294,608

Total Switzerland		402,231
United Kingdom – 1.9%
AstraZeneca PLC 3.38%, 11/16/25	140,000	140,974
Barclays PLC 4.38%, 1/12/26	200,000	204,082
5.25%, 8/17/45	200,000	214,683
BP Capital Markets PLC 3.25%, 5/6/22	170,000	173,990
3.51%, 3/17/25	50,000	50,667
3.12%, 5/4/26	50,000	48,947
British Telecommunications PLC 9.13%, 12/15/30	100,000	150,020
HSBC Holdings PLC 4.00%, 3/30/22	300,000	314,117
4.30%, 3/8/26	200,000	209,605
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25	300,000	313,701
7.13%, 7/15/28	40,000	52,760
Santander UK Group Holdings PLC 3.13%, 1/8/21	75,000	75,590
Vodafone Group PLC 2.95%, 2/19/23	280,000	275,566
4.38%, 2/19/43	100,000	91,980

Total United Kingdom		2,316,682
TOTAL FOREIGN CORPORATE BONDS (Cost: $9,268,321)		9,511,429
FOREIGN GOVERNMENT OBLIGATIONS – 2.8%
Colombia – 0.5%
Colombia Government International Bond 7.38%, 3/18/19	100,000	111,200
4.00%, 2/26/24	360,000	371,340
6.13%, 1/18/41	180,000	204,075

Total Colombia		686,615
Italy – 0.1%
Republic of Italy Government International Bond 6.88%, 9/27/23	80,000	94,214
Mexico – 0.8%
Mexico Government International Bond 5.13%, 1/15/20	100,000	108,500
3.63%, 3/15/22	160,000	163,920
4.00%, 10/2/23	156,000	160,134
7.50%, 4/8/33, Series MTNA	200,000	258,000
4.75%, 3/8/44	176,000	168,080
5.55%, 1/21/45	120,000	126,930

Total Mexico		985,564

Panama – 0.2%
Panama Government International Bond 8.88%, 9/30/27	$185,000	$261,312
Peru – 0.2%
Peruvian Government International Bond 8.75%, 11/21/33	100,000	151,125
6.55%, 3/14/37	60,000	77,625

Total Peru		228,750
Philippines – 0.4%
Philippine Government International Bond 4.20%, 1/21/24	200,000	218,136
9.50%, 2/2/30	157,000	250,344

Total Philippines		468,480
Poland – 0.2%
Republic of Poland Government International Bond 5.00%, 3/23/22	200,000	220,155
4.00%, 1/22/24	90,000	94,545

Total Poland		314,700
South Africa – 0.2%
Republic of South Africa Government International Bond 4.67%, 1/17/24	150,000	155,143
6.25%, 3/8/41	100,000	114,371

Total South Africa		269,514
Uruguay – 0.2%
Uruguay Government International Bond 8.00%, 11/18/22	80,000	99,280
5.10%, 6/18/50	125,000	117,938

Total Uruguay		217,218
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,489,139)		3,526,367
COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.1%
United States – 7.1%
Bear Stearns Commercial Mortgage Securities Trust
5.74%, 9/11/42, Series 2007-T28, Class A4(c)	52,762	53,358
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	64,294
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	516,514
5.72%, 12/10/49, Series 2007-C6, Class A4(c)	92,017	92,360
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	312,312
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	106,217
3.50%, 8/10/47, Series 2014-CR19, Class ASB	150,000	157,052
2.80%, 11/10/47, Series 2014-CR20, Class A2	375,000	382,466

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

Investments in Long Securities	Principal Amount	Value

3.50%, 5/10/48, Series 2015-CR23, Class A4	$50,000	$51,454
Federal Home Loan Mortgage Corp. 3.01%, 7/25/25, Series K049, Class A2	360,000	366,397
3.15%, 11/25/25, Series K052, Class A2	125,000	128,307
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 1.87%, 11/25/19, Series K712, Class A2	25,000	25,042
2.86%, 1/25/21, Series K715, Class A2	60,000	61,783
3.97%, 1/25/21, Series K013, Class A2(c)	200,000	212,862
2.87%, 12/25/21, Series K017, Class A2	50,000	51,444
2.51%, 11/25/22, Series K026, Class A2	250,000	251,868
2.62%, 3/25/23, Series K035, Class A1	191,850	194,878
3.30%, 4/25/23, Series K031, Class A2(c)	270,000	282,917
2.67%, 12/25/24, Series K042, Class A2	50,000	49,983
3.02%, 1/25/25, Series K045, Class A2	55,000	56,184
3.33%, 5/25/25, Series K047, Class A2(c)	200,000	207,940
Federal National Mortgage Association
3.33%, 10/25/23, Series 2013-M14, Class A2(c)	100,000	103,706
3.47%, 1/25/24, Series 2014-M3, Class A2(c)	110,000	114,876
3.10%, 7/25/24, Series 2014-M9, Class A2(c)	596,000	616,173
2.72%, 10/25/24, Series 2015-M3, Class A2	250,000	249,061
2.14%, 5/25/26, Series 2016-M6, Class A1	195,939	190,637
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2(c)	25,000	25,086
2.30%, 9/25/22, Series 2012-M14, Class A2(c)	50,000	49,089
2.30%, 10/25/24, Series 2015-M3, Class A1	43,297	43,290
GS Mortgage Securities Corp.
2.73%, 5/10/50, Series 2015-GC30, Class A2	100,000	101,709
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	91,958
3.68%, 4/10/47, Series 2014-GC20, Class A3	100,000	103,515
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	266,092
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	73,917
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	313,272
3.44%, 11/10/49, Series 2016-GS4, Class A4	265,000	271,145
JP Morgan Chase Commercial Mortgage Securities Trust
3.41%, 1/15/46, Series 2013-C13, Class ASB	175,000	182,095
2.61%, 12/15/47, Series 2012-LC9, Class A4	100,000	99,968
5.79%, 2/12/51, Series 2007-CB20, Class A4(c)	13,895	14,045
JPMBB Commercial Mortgage Securities Trust 3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	105,484
Morgan Stanley Bank of America Merrill Lynch Trust 3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	102,955

3.07%, 2/15/48, Series 2015-C20, Class ASB	$250,000	$256,140
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	202,240
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	96,770
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	182,924
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	292,848
Wachovia Bank Commercial Mortgage Trust
5.98%, 2/15/51, Series 2007-C33, Class A5(c)	350,000	353,305
Wells Fargo Commercial Mortgage Trust
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	104,007
WFRBS Commercial Mortgage Trust
4.15%, 8/15/46, Series 2013-C15, Class A4(c)	200,000	215,142
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	109,158
3.03%, 12/15/46, Series 2013-C18, Class A2	25,000	25,502
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	64,138
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	26,759
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	41,319
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	103,742
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $8,936,845)		8,817,699
MUNICIPAL BONDS – 0.3%
United States – 0.3%
New Jersey Turnpike Authority 7.41%, 1/1/40	100,000	146,382
State of Illinois 4.95%, 6/1/23	110,000	113,370
5.10%, 6/1/33	120,000	111,634
TOTAL MUNICIPAL BONDS (Cost: $385,573)		371,386

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%(f)
(Cost: $360,375)(g)	360,375	360,375
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 99.7% (Cost: $124,373,204)		124,294,030

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT – (0.2)%
Federal Home Loan Mortgage Corporation – (0.2)%
5.50%, 3/1/47(b)
(Proceeds: $220,844)	$(200,000)	(222,051)
Cash and Other Assets in Excess of Liabilities – 0.5%		641,789

NET ASSETS – 100.0%		$124,713,768

See Notes to Financial Statements.

54	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2017

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2017.

(b)	To-be-announced (“TBA”) security (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 28, 2017 on securities with variable or step rates.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security, or portion thereof, was on loan at February 28, 2017 (See Note 2).

(f)	Rate shown represents annualized 7-day yield as of February 28, 2017.

(g)	At February 28, 2017, the total market value of the Fund’s securities on loan was $351,822 and the total market value of the collateral held by the Fund was $360,375.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	55

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

February 28, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.7%
U.S. Treasury Notes – 99.7%
U.S. Treasury Floating Rate Note
0.71%, 4/30/18*	$336,000	$336,614
0.69%, 7/31/18*	341,000	341,548
0.69%, 10/31/18*	340,000	340,398
0.66%, 1/31/19*	230,000	230,056
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $1,247,521)		1,248,616
Cash and Other Assets in Excess of Liabilities – 0.3%		3,701

NET ASSETS – 100.0%		$1,252,317
*	Floating rate note. Coupon shown is in effect at February 28, 2017. Date represents the ultimate maturity date.

See Notes to Financial Statements.

56	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2017

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – 89.0%
Argentina – 2.3%
Pampa Energia S.A. 7.50%, 1/24/27(a)	$600,000	$607,650
YPF S.A. 8.75%, 4/4/24(a)	630,000	694,575

Total Argentina		1,302,225
Brazil – 17.3%
Braskem America Finance Co. 7.13%, 7/22/41, Reg S(b)	1,170,000	1,237,977
ESAL GmbH 6.25%, 2/5/23, Reg S	350,000	357,000
GTL Trade Finance, Inc. 5.89%, 4/29/24, Reg S(b)	670,000	675,809
Marfrig Holdings Europe B.V. 8.00%, 6/8/23(a)	540,000	567,000
Petrobras Global Finance B.V. 5.38%, 1/27/21	1,617,000	1,645,782
4.38%, 5/20/23	640,000	596,499
6.25%, 3/17/24(b)	1,170,000	1,191,645
5.63%, 5/20/43	620,000	500,433
6.85%, 6/5/2115(b)	160,000	139,200
Raizen Fuels Finance S.A. 5.30%, 1/20/27(a)	300,000	306,375
Suzano Trading Ltd. 5.88%, 1/23/21, Reg S	400,000	426,500
Ultrapar International S.A. 5.25%, 10/6/26, Reg S	550,000	552,750
Vale Overseas Ltd. 4.38%, 1/11/22(b)	859,000	893,910
6.25%, 8/10/26	530,000	586,975
Votorantim Cimentos S.A. 7.25%, 4/5/41, Reg S	200,000	203,060

Total Brazil		9,880,915
Chile – 2.1%
Cencosud S.A. 4.88%, 1/20/23, Reg S(b)	940,000	985,825
Itau CorpBanca 3.88%, 9/22/19, Reg S	200,000	206,800

Total Chile		1,192,625
China – 5.8%
Baidu, Inc. 2.75%, 6/9/19	400,000	404,250
China Overseas Finance Cayman V Ltd. 3.95%, 11/15/22, Series A, Reg S	380,000	390,754
China Overseas Finance Cayman VI Ltd. 4.25%, 5/8/19, Reg S	350,000	362,906
CITIC Ltd. 6.38%, 4/10/20, Reg S	250,000	275,939
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	700,000	686,875
Country Garden Holdings Co., Ltd. 7.25%, 4/4/21, Reg S	380,000	400,900
CRCC Yuxiang Ltd. 3.50%, 5/16/23, Reg S	$790,000	$803,033

Total China		3,324,657
Colombia – 3.8%
Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.88%, 4/21/25(a)	720,000	731,700
Ecopetrol S.A. 5.88%, 9/18/23	500,000	543,125
5.88%, 5/28/45	1,010,000	918,393

Total Colombia		2,193,218
Guatemala – 0.6%
Comcel Trust via Comunicaciones Celulares S.A. 6.88%, 2/6/24(a)	330,000	350,625
Hong Kong – 12.2%
AIA Group Ltd. 3.20%, 3/11/25(a)	470,000	461,088
Bank of East Asia Ltd. (The) 4.25%, 11/20/24, Reg S(c)	870,000	879,560
Goodman HK Finance 4.38%, 6/19/24, Reg S	800,000	830,000
Hutchison Whampoa International 11 Ltd. 4.63%, 1/13/22, Reg S	365,000	395,112
Hutchison Whampoa International 12 II Ltd. 3.25%, 11/8/22, Reg S	1,800,000	1,838,499
PCCW-HKT Capital No.5 Ltd. 3.75%, 3/8/23, Reg S	1,750,000	1,799,962
Prosperous Ray Ltd. 3.00%, 11/12/18, Reg S	760,000	768,417

Total Hong Kong		6,972,638
India – 4.2%
Bharti Airtel International Netherlands B.V. 5.35%, 5/20/24(a)	540,000	573,749
ICICI Bank Ltd. 6.38%, 4/30/22, Reg S(c)	925,000	928,506
ONGC Videsh Ltd. 4.63%, 7/15/24, Reg S	270,000	285,525
Reliance Industries Ltd. 4.13%, 1/28/25, Reg S	600,000	612,329

Total India		2,400,109
Indonesia – 2.4%
Pertamina Persero PT 5.63%, 5/20/43, Reg S	460,000	463,901
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/24, Reg S	860,000	907,300

Total Indonesia		1,371,201
Jamaica – 0.5%
Digicel Ltd. 6.00%, 4/15/21, Reg S	300,000	277,677
Kazakhstan – 3.0%
KazMunayGas National Co. JSC 6.38%, 4/9/21, Reg S	1,567,000	1,724,483

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2017

Investments	Principal Amount	Value
Kuwait – 0.5%
Equate Petrochemical B.V. 3.00%, 3/3/22	$280,000	$271,950
Luxembourg – 0.6%
Millicom International Cellular S.A. 6.00%, 3/15/25, Reg S	330,000	344,850
Macau – 1.2%
MCE Finance Ltd. 5.00%, 2/15/21, Reg S	700,000	711,039
Mexico – 4.5%
BBVA Bancomer S.A. 6.75%, 9/30/22, Reg S(b)	700,000	780,325
Cemex S.A.B. de C.V. 6.50%, 12/10/19(a)(b)	200,000	212,250
Grupo Bimbo S.A.B. de C.V. 4.50%, 1/25/22, Reg S	588,000	621,681
Mexichem S.A.B. de C.V. 4.88%, 9/19/22, Reg S	900,000	949,500

Total Mexico		2,563,756
Morocco – 2.8%
OCP S.A. 5.63%, 4/25/24, Reg S	1,500,000	1,588,125
Peru – 2.5%
BBVA Banco Continental S.A. 5.25%, 9/22/29(a)(c)	90,000	94,950
Southern Copper Corp. 5.25%, 11/8/42	1,360,000	1,339,777

Total Peru		1,434,727
Poland – 0.5%
Powszechna Kasa Oszczednosci Bank Polski S.A. via PKO Finance AB 4.63%, 9/26/22, Reg S	270,000	286,200
Qatar – 1.2%
Ooredoo International Finance Ltd. 4.75%, 2/16/21, Reg S	636,000	682,110
Russia – 10.4%
Evraz Group S.A. 6.75%, 4/27/18, Reg S	206,000	214,755
Gazprom OAO Via Gaz Capital S.A. 6.00%, 1/23/21, Reg S	570,000	617,738
Lukoil International Finance B.V. 6.13%, 11/9/20, Reg S	373,000	407,969
4.75%, 11/2/26, Reg S	1,380,000	1,395,525
MMC Norilsk Nickel OJSC via MMC Finance DAC 6.63%, 10/14/22, Reg S	280,000	313,950
Rosneft Oil Co. via Rosneft International Finance Ltd. 4.20%, 3/6/22, Reg S	700,000	704,375
Sberbank of Russia Via SB Capital S.A. 5.50%, 2/26/24, Reg S(c)	700,000	724,500
Severstal OAO via Steel Capital S.A. 5.90%, 10/17/22, Reg S	677,000	743,007
VimpelCom Holdings B.V. 7.50%, 3/1/22, Reg S	$200,000	$224,125
5.95%, 2/13/23, Reg S	600,000	631,125

Total Russia		5,977,069
Singapore – 3.5%
BOC Aviation Ltd. 3.00%, 3/30/20(a)	350,000	350,727
Oversea-Chinese Banking Corp. Ltd. 4.25%, 6/19/24, Reg S	1,280,000	1,324,109
Puma International Financing S.A. 6.75%, 2/1/21, Reg S	300,000	310,500

Total Singapore		1,985,336
South Africa – 0.5%
Myriad International Holdings B.V. 5.50%, 7/21/25, Reg S	270,000	282,825
South Korea – 4.5%
KEB Hana Bank 4.25%, 10/14/24, Reg S	850,000	871,339
Shinhan Bank 3.88%, 3/24/26(a)	1,700,000	1,710,854

Total South Korea		2,582,193
Turkey – 1.3%
TC Ziraat Bankasi A/S 4.75%, 4/29/21, Reg S	300,000	293,625
Turk Telekomunikasyon AS 4.88%, 6/19/24, Reg S	450,000	435,656

Total Turkey		729,281
United Arab Emirates – 0.8%
DP World Ltd. 6.85%, 7/2/37, Reg S	400,000	454,600
TOTAL FOREIGN CORPORATE BONDS (Cost: $49,363,419)		50,884,434
FOREIGN GOVERNMENT AGENCIES – 3.2%
Argentina – 1.5%
Provincia de Buenos Aires 9.13%, 3/16/24(a)	760,000	839,800
United Arab Emirates – 1.7%
MDC-GMTN B.V. 5.50%, 4/20/21, Reg S	866,000	961,260
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,771,633)		1,801,060
FOREIGN GOVERNMENT OBLIGATIONS – 3.0%
Argentina – 2.0%
Argentine Republic Government International Bond 8.28%, 12/31/33, Series NY	252,367	269,086
7.63%, 4/22/46(a)	900,000	907,875

Total Argentina		1,176,961
Brazil – 1.0%
Brazilian Government International Bond 5.63%, 2/21/47	590,000	563,450
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,724,622)		1,740,411

See Notes to Financial Statements.

58	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2017

Investments	Shares	Value
COMMON STOCKS – 0.4%
Colombia – 0.4%
Pacific Exploration and Production Corp.* (Cost: $1,097,373)	6,223	$241,452
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%
United States – 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%(d)
(Cost: $1,969,198)(e)	1,969,198	1,969,198
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $55,926,245)		56,636,555
Cash and Other Assets in Excess of Liabilities – 0.9%		513,729

NET ASSETS – 100.0%		$57,150,284
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2017 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 28, 2017 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 28, 2017.

(e)

At February 28, 2017, the total market value of the Fund’s securities on loan was $3,009,675 and the total market value of the collateral held by the Fund was $3,111,779. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,142,581.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS
Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	55	$(6,851,797)	Jun-17	$1,867

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	59

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2017

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES – 2.5%
South Africa – 0.7%
Landwirtschaftliche Rentenbank 8.25%, 5/23/22, Reg S	22,250,000	ZAR	$1,692,565
Turkey – 1.8%
Kreditanstalt fuer Wiederaufbau 9.25%, 5/22/20, Reg S	5,100,000	TRY	1,367,789
9.75%, 2/17/21	1,000,000	TRY	269,269
Landwirtschaftliche Rentenbank 5.63%, 2/27/18, Reg S	10,000,000	TRY	2,615,365

Total Turkey			4,252,423
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $7,042,267)			5,944,988
FOREIGN GOVERNMENT OBLIGATIONS – 88.6%
Brazil – 11.2%
Brazil Letras do Tesouro Nacional 12.00%, 1/1/18(a)	2,856,000	BRL	846,441
13.64%, 1/1/19(a)	40,357,000	BRL	10,932,116
Brazil Notas do Tesouro Nacional 10.00%, 1/1/21, Series F	19,147,000	BRL	6,133,907
10.00%, 1/1/23, Series F	21,645,000	BRL	6,929,228
10.00%, 1/1/25, Series F	5,589,000	BRL	1,783,108
Brazilian Government International Bond 12.50%, 1/5/22	929,000	BRL	328,479

Total Brazil			26,953,279
China – 3.1%
China Government Bond 3.09%, 11/22/18	4,000,000	CNH	574,970
3.09%, 6/29/20, Reg S	11,500,000	CNY	1,629,918
2.48%, 12/1/20	11,500,000	CNY	1,588,723
2.36%, 8/18/21, Reg S	11,000,000	CNY	1,493,693
3.10%, 6/29/22	12,000,000	CNY	1,661,505
3.16%, 6/27/23	3,000,000	CNY	411,937

Total China			7,360,746
Colombia – 6.5%
Colombia Government International Bond 7.75%, 4/14/21	2,209,000,000	COP	798,758
Colombian TES 5.00%, 11/21/18, Series B	4,774,700,000	COP	1,604,885
7.00%, 5/4/22, Series B	10,764,200,000	COP	3,773,855
10.00%, 7/24/24, Series B	15,403,300,000	COP	6,259,938
6.00%, 4/28/28, Series B	10,255,400,000	COP	3,226,305

Total Colombia			15,663,741
Hungary – 3.2%
Hungary Government Bond 2.50%, 6/22/18, Series 18/C	300,050,000	HUF	1,065,447
6.50%, 6/24/19, Series 19/A	542,630,000	HUF	2,115,628
7.50%, 11/12/20, Series 20/A	221,050,000	HUF	923,902
7.00%, 6/24/22, Series 22/A	153,900,000	HUF	657,689
6.00%, 11/24/23, Series 23/A	258,940,000	HUF	$1,080,081
5.50%, 6/24/25, Series 25/B	450,000,000	HUF	1,811,062

Total Hungary			7,653,809
India – 3.2%
India Government Bond 8.27%, 6/9/20	103,000,000	INR	1,619,285
8.40%, 7/28/24	134,000,000	INR	2,152,235
9.20%, 9/30/30	223,000,000	INR	3,831,026

Total India			7,602,546
Indonesia – 4.7%
Indonesia Treasury Bond 8.38%, 9/15/26, Series FR56	47,091,000,000	IDR	3,763,364
9.00%, 3/15/29, Series FR71	9,130,000,000	IDR	741,094
8.25%, 6/15/32, Series FR58	61,064,000,000	IDR	4,667,000
8.75%, 2/15/44, Series FR67	27,019,000,000	IDR	2,123,060

Total Indonesia			11,294,518
Malaysia – 3.3%
Malaysia Government Bond 4.38%, 11/29/19, Series 0902	7,537,000	MYR	1,736,409
3.49%, 3/31/20, Series 0612	2,954,000	MYR	663,187
4.16%, 7/15/21, Series 0111	6,288,000	MYR	1,440,914
3.42%, 8/15/22, Series 0112	6,468,000	MYR	1,423,716
4.18%, 7/15/24, Series 0114	4,180,000	MYR	951,484
4.39%, 4/15/26, Series 0311	5,239,000	MYR	1,198,277
4.50%, 4/15/30, Series 0310	2,333,000	MYR	526,068

Total Malaysia			7,940,055
Mexico – 6.4%
Mexican Bonos 4.75%, 6/14/18, Series M	37,900,000	MXN	1,850,858
8.50%, 12/13/18, Series M 10	34,453,000	MXN	1,774,349
5.00%, 12/11/19, Series M	49,394,000	MXN	2,353,717
6.50%, 6/10/21, Series M	12,000,000	MXN	590,310
6.50%, 6/9/22, Series M	18,487,000	MXN	901,059
10.00%, 12/5/24, Series M 20	36,448,000	MXN	2,123,434
7.50%, 6/3/27, Series M 20	17,282,000	MXN	869,553
8.50%, 5/31/29, Series M 20	21,993,000	MXN	1,186,302
7.75%, 5/29/31, Series M	20,133,000	MXN	1,017,281
7.75%, 11/23/34, Series M	5,719,000	MXN	286,556
10.00%, 11/20/36, Series M 30	10,452,000	MXN	639,411
8.50%, 11/18/38, Series M 30	15,854,000	MXN	850,687
7.75%, 11/13/42, Series M	21,142,000	MXN	1,049,495

Total Mexico			15,493,012
Peru – 3.5%
Peruvian Government International Bond 7.84%, 8/12/20, Reg S	3,281,000	PEN	1,096,933
5.70%, 8/12/24, Reg S	4,740,000	PEN	1,451,177
8.20%, 8/12/26, Reg S	5,013,000	PEN	1,777,449
6.95%, 8/12/31, Reg S	7,326,000	PEN	2,376,208
6.90%, 8/12/37, Reg S	5,125,000	PEN	1,648,909

Total Peru			8,350,676

See Notes to Financial Statements.

60	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2017

Investments	Principal Amount†		Value
Philippines – 3.3%
Philippine Government International Bond 4.95%, 1/15/21	119,000,000	PHP	$2,440,335
3.90%, 11/26/22	98,000,000	PHP	1,911,405
6.25%, 1/14/36	168,000,000	PHP	3,729,105

Total Philippines			8,080,845
Poland – 6.7%
Republic of Poland Government Bond 2.50%, 7/25/18, Series 0718	14,428,000	PLN	3,588,922
5.50%, 10/25/19, Series 1019	6,579,000	PLN	1,750,349
5.25%, 10/25/20, Series 1020	4,785,000	PLN	1,283,943
5.75%, 10/25/21, Series 1021	10,360,000	PLN	2,858,450
5.75%, 9/23/22, Series 0922	8,131,000	PLN	2,261,465
4.00%, 10/25/23, Series 1023	5,986,000	PLN	1,529,321
3.25%, 7/25/25, Series 0725	9,816,000	PLN	2,359,384
2.50%, 7/25/26, Series 0726	2,271,000	PLN	507,715

Total Poland			16,139,549
Romania – 3.2%
Romania Government Bond 5.60%, 11/28/18, Series 5Y	4,260,000	RON	1,074,815
2.50%, 4/29/19, Series 3Y	3,500,000	RON	838,054
5.75%, 4/29/20, Series 7Y	6,810,000	RON	1,776,265
3.25%, 3/22/21, Series 5Y	1,470,000	RON	353,221
5.95%, 6/11/21, Series 10Y	4,960,000	RON	1,316,185
5.85%, 4/26/23, Series 10Y	4,000,000	RON	1,072,690
4.75%, 2/24/25, Series 10Y	2,215,000	RON	559,157
5.80%, 7/26/27, Series 15Y	2,500,000	RON	673,887

Total Romania			7,664,274
Russia – 11.2%
Russian Federal Bond – OFZ 7.50%, 3/15/18, Series 6204	85,930,000	RUB	1,455,639
7.50%, 2/27/19, Series 6208	195,673,000	RUB	3,303,285
6.70%, 5/15/19, Series 6216	244,000,000	RUB	4,056,197
7.60%, 4/14/21, Series 6205	219,964,000	RUB	3,680,982
7.60%, 7/20/22, Series 6209	213,125,000	RUB	3,569,818
7.00%, 1/25/23, Series 6211	96,144,000	RUB	1,557,254
7.00%, 8/16/23, Series 6215	21,950,000	RUB	353,867
8.15%, 2/3/27, Series 6207	179,634,000	RUB	3,097,471
7.05%, 1/19/28, Series 6212	214,037,000	RUB	3,379,797
8.50%, 9/17/31, Series 6218	150,000,000	RUB	2,619,034

Total Russia			27,073,344
South Africa – 4.7%
Republic of South Africa Government Bond 10.50%, 12/21/26, Series R186	16,941,000	ZAR	1,439,597
8.00%, 1/31/30, Series 2030	22,976,000	ZAR	1,598,652
7.00%, 2/28/31, Series R213	39,445,000	ZAR	2,492,260
6.25%, 3/31/36, Series R209	3,156,600	ZAR	173,258
8.50%, 1/31/37, Series 2037	18,000,000	ZAR	1,247,133
6.50%, 2/28/41, Series R214	41,303,000	ZAR	2,256,729
8.75%, 1/31/44, Series 2044	18,000,000	ZAR	1,259,831
8.75%, 2/28/48, Series 2048	13,100,000	ZAR	914,646

Total South Africa			11,382,106
South Korea – 3.3%
Korea Treasury Bond 5.00%, 6/10/20, Series 2006	2,737,740,000	KRW	$2,671,618
3.38%, 9/10/23, Series 2309	1,363,840,000	KRW	1,307,579
3.50%, 3/10/24, Series 2403	2,078,640,000	KRW	2,011,644
4.00%, 12/10/31, Series 3112	1,782,670,000	KRW	1,937,588

Total South Korea			7,928,429
Thailand – 6.7%
Thailand Government Bond 2.55%, 6/26/20	80,422,000	THB	2,361,804
3.65%, 12/17/21	137,785,000	THB	4,229,029
3.63%, 6/16/23	91,669,000	THB	2,826,963
3.85%, 12/12/25	97,480,000	THB	3,066,668
3.58%, 12/17/27	16,086,000	THB	488,097
4.88%, 6/22/29	96,538,000	THB	3,293,050

Total Thailand			16,265,611
Turkey – 4.4%
Turkey Government Bond 8.50%, 7/10/19	3,066,000	TRY	807,576
10.50%, 1/15/20	1,456,000	TRY	400,464
9.40%, 7/8/20	4,000,000	TRY	1,063,513
9.50%, 1/12/22	8,214,000	TRY	2,187,320
8.50%, 9/14/22	11,224,000	TRY	2,826,452
8.00%, 3/12/25	14,262,000	TRY	3,396,838

Total Turkey			10,682,163
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $244,444,796)			213,528,703
SUPRANATIONAL BONDS – 3.1%
European Investment Bank 7.50%, 1/30/19	9,180,000	ZAR	695,544
4.95%, 3/1/19, Reg S	25,000,000,000	IDR	1,811,825
7.20%, 7/9/19, Reg S	28,890,000,000	IDR	2,184,622
8.38%, 7/29/22, Reg S	12,620,000	ZAR	967,774
8.13%, 12/21/26	24,000,000	ZAR	1,761,615
TOTAL SUPRANATIONAL BONDS (Cost: $7,776,206)			7,421,380
TOTAL INVESTMENTS IN SECURITIES – 94.2% (Cost: $259,263,269)			226,895,071
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 5.8%			14,004,460

NET ASSETS – 100.0%			$240,899,531
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2017.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	61

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/1/2017	ZAR	3,296,048	USD	251,206	$(786)
3/15/2017	INR	16,435,000	USD	241,195	(4,719)
3/15/2017	INR	8,155,000	USD	119,121	(2,901)
3/15/2017	INR	8,155,000	USD	119,121	(2,901)
3/15/2017	USD	508,906	COP	1,500,000,000	3,463
3/15/2017	USD	499,814	IDR	6,706,000,000	2,411
3/15/2017	USD	255,094	IDR	3,405,000,000	(87)
3/15/2017	USD	247,334	INR	16,815,000	4,266
3/15/2017	USD	234,771	INR	16,090,000	5,981
3/15/2017	USD	59,188	INR	3,970,000	215
3/15/2017	USD	4,042,252	THB	143,930,000	83,557
3/15/2017	USD	183,143	THB	6,410,000	602
					$89,101

CURRENCY LEGEND

BRL – Brazilian real

CNH – Offshore Chinese renminbi

CNY – Chinese yuan

COP – Colombian peso

HUF – Hungary forint

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

PEN – Peruvian Nuevo sol

PHP – Philippine peso

PLN – Polish zloty

RON – Romanian leu

RUB – Russian ruble

THB – Thai baht

TRY – Turkish New lira

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

62	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 84.8%
United States – 84.8%
ACE Cash Express, Inc. 11.00%, 2/1/19(a)	$50,000	$47,375
ADT Corp. (The) 6.25%, 10/15/21	350,000	383,687
AES Corp. 7.38%, 7/1/21	120,000	135,900
Affinion Group, Inc. 7.88%, 12/15/18(b)	83,000	73,870
Aircastle Ltd. 5.13%, 3/15/21	350,000	374,937
AK Steel Corp. 7.63%, 10/1/21	200,000	208,500
Alere, Inc. 7.25%, 7/1/18	120,000	121,275
Aleris International, Inc. 7.88%, 11/1/20	50,000	49,750
9.50%, 4/1/21(a)	25,000	26,870
Allegiant Travel Co. 5.50%, 7/15/19	100,000	103,500
Alliance One International, Inc. 9.88%, 7/15/21	150,000	130,312
Ally Financial, Inc. 3.50%, 1/27/19	200,000	204,000
7.50%, 9/15/20	400,000	459,000
American Airlines Group, Inc. 6.13%, 6/1/18	212,000	222,070
5.50%, 10/1/19(a)	100,000	104,250
4.63%, 3/1/20(a)(b)	300,000	306,000
American Axle & Manufacturing, Inc. 6.25%, 3/15/21(b)	350,000	360,937
American Equity Investment Life Holding Co. 6.63%, 7/15/21	100,000	105,000
American Midstream Partners L.P. 8.50%, 12/15/21(a)	150,000	153,750
Anixter, Inc. 5.13%, 10/1/21	350,000	367,500
APX Group, Inc. 8.75%, 12/1/20(b)	100,000	104,000
Arconic, Inc. 6.15%, 8/15/20	150,000	164,812
5.40%, 4/15/21	200,000	214,970
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/20(a)	50,000	49,250
Atwood Oceanics, Inc. 6.50%, 2/1/20(b)	200,000	181,500
Avon Products, Inc. 6.60%, 3/15/20	75,000	76,875
BMC Software Finance, Inc. 8.13%, 7/15/21(a)	125,000	127,500
BMC Software, Inc. 7.25%, 6/1/18	100,000	103,500
Bon-Ton Department Stores, Inc. (The) 8.00%, 6/15/21	50,000	22,563
Boxer Parent Co., Inc. 9.00%, 10/15/19(a)	$25,000	$25,219
Bumble Bee Holdings, Inc. 9.00%, 12/15/17(a)	50,000	49,938
Cablevision Systems Corp. 7.75%, 4/15/18	438,000	460,995
CalAtlantic Group, Inc. 8.38%, 5/15/18	69,000	73,916
Calumet Specialty Products Partners L.P. 6.50%, 4/15/21(b)	75,000	65,459
CDK Global, Inc. 3.80%, 10/15/19	100,000	101,875
Centene Corp. 5.63%, 2/15/21	100,000	105,500
CenturyLink, Inc. 5.63%, 4/1/20, Series V	200,000	212,126
Cequel Communications Holdings I LLC 6.38%, 9/15/20(a)	50,000	51,656
5.13%, 12/15/21(a)	250,000	255,705
CF Industries, Inc. 7.13%, 5/1/20	100,000	110,125
Chesapeake Energy Corp. 6.63%, 8/15/20(b)	325,000	325,000
Chester Downs & Marina LLC 9.25%, 2/1/20(a)	50,000	50,531
CIT Group, Inc. 5.00%, 5/15/17	250,000	251,862
5.50%, 2/15/19(a)	300,000	316,875
Citgo Holding, Inc. 10.75%, 2/15/20(a)	250,000	272,500
Claire’s Stores, Inc. 9.00%, 3/15/19(a)	150,000	69,375
Clean Harbors, Inc. 5.25%, 8/1/20	100,000	102,200
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series A(b)	65,000	64,188
Cliffs Natural Resources, Inc. 7.75%, 3/31/20(a)(b)	100,000	104,383
8.25%, 3/31/20(a)	50,000	54,875
4.80%, 10/1/20(b)	100,000	99,750
Cloud Peak Energy Resources LLC 12.00%, 11/1/21	50,000	54,750
CNH Industrial Capital LLC 3.63%, 4/15/18	200,000	204,500
4.38%, 11/6/20(b)	40,000	41,700
Commercial Metals Co. 7.35%, 8/15/18	200,000	213,500
CommScope, Inc. 4.38%, 6/15/20(a)	200,000	205,750
Community Health Systems, Inc. 5.13%, 8/1/21(b)	50,000	49,375
Community Health Systems, Inc. 5.13%, 8/15/18(b)	150,000	150,952
8.00%, 11/15/19(b)	300,000	294,750
Credit Acceptance Corp. 6.13%, 2/15/21	100,000	101,750

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2017

Investments	Principal Amount	Value
CTR Partnership L.P. 5.88%, 6/1/21	$50,000	$51,625
DCP Midstream Operating L.P. 2.50%, 12/1/17	64,000	64,160
Dell, Inc. 5.65%, 4/15/18(b)	300,000	313,125
DISH DBS Corp. 4.25%, 4/1/18	176,000	179,740
6.75%, 6/1/21	450,000	497,250
DJO Finco, Inc. 8.13%, 6/15/21(a)	70,000	62,300
Dole Food Co., Inc. 7.25%, 5/1/19(a)	152,000	155,420
DuPont Fabros Technology L.P. 5.88%, 9/15/21	300,000	312,937
Dynegy, Inc. 6.75%, 11/1/19	100,000	103,500
Energen Corp. 4.63%, 9/1/21	250,000	250,312
Energy Transfer Equity L.P. 7.50%, 10/15/20	50,000	56,438
Enova International, Inc. 9.75%, 6/1/21	150,000	154,500
Ensco PLC 4.70%, 3/15/21(b)	85,000	83,173
EP Energy LLC 9.38%, 5/1/20	150,000	147,375
EV Energy Partners L.P. 8.00%, 4/15/19	100,000	80,750
FBM Finance, Inc. 8.25%, 8/15/21(a)	50,000	53,760
Fidelity & Guaranty Life Holdings, Inc. 6.38%, 4/1/21(a)	75,000	75,938
FirstEnergy Solutions Corp. 6.05%, 8/15/21	110,000	41,800
Forum Energy Technologies, Inc. 6.25%, 10/1/21	100,000	101,000
Freeport-McMoRan, Inc. 3.10%, 3/15/20	350,000	344,750
Frontier Communications Corp. 8.13%, 10/1/18	100,000	107,375
8.88%, 9/15/20	100,000	106,375
GameStop Corp. 6.75%, 3/15/21(a)(b)	100,000	103,500
Gastar Exploration, Inc. 8.63%, 5/15/18(b)	100,000	102,275
GenOn Energy, Inc. 7.88%, 6/15/17	60,000	47,400
9.50%, 10/15/18	100,000	76,250
Genworth Holdings, Inc. 7.20%, 2/15/21	150,000	145,500
7.63%, 9/24/21	125,000	120,625
GEO Group, Inc. (The) 5.88%, 1/15/22	50,000	52,313
GLP Capital L.P. 4.88%, 11/1/20	220,000	232,100
GrafTech International Ltd. 6.38%, 11/15/20	100,000	85,500
Great Lakes Dredge & Dock Corp. 7.38%, 2/1/19	$100,000	$100,250
Greif, Inc. 7.75%, 8/1/19	100,000	111,750
Harland Clarke Holdings Corp. 6.88%, 3/1/20(a)	75,000	75,938
HCA Holdings, Inc. 6.25%, 2/15/21	150,000	163,687
HCA, Inc. 6.50%, 2/15/20	200,000	220,058
Hecla Mining Co. 6.88%, 5/1/21	250,000	259,375
Hertz Corp. (The) 6.75%, 4/15/19	106,000	106,265
5.88%, 10/15/20(b)	100,000	98,000
Hexion, Inc. 8.88%, 2/1/18	69,000	69,104
6.63%, 4/15/20	267,000	249,645
Hornbeck Offshore Services, Inc. 5.88%, 4/1/20	175,000	117,250
Howard Hughes Corp. (The) 6.88%, 10/1/21(a)	100,000	105,625
HRG Group, Inc. 7.75%, 1/15/22	100,000	105,750
Hub Holdings LLC 8.13%, 7/15/19(a)	100,000	101,250
HUB International Ltd. 7.88%, 10/1/21(a)	150,000	159,000
Hughes Satellite Systems Corp. 6.50%, 6/15/19	150,000	162,982
7.63%, 6/15/21	300,000	333,750
Huntington Ingalls Industries, Inc. 5.00%, 12/15/21(a)	100,000	104,875
Huntsman International LLC 4.88%, 11/15/20(b)	100,000	104,000
IASIS Healthcare LLC 8.38%, 5/15/19	100,000	98,250
Icahn Enterprises L.P. 4.88%, 3/15/19	300,000	306,375
6.00%, 8/1/20	250,000	261,252
iHeartCommunications, Inc. 9.00%, 12/15/19	250,000	219,375
9.00%, 3/1/21	150,000	122,063
Immucor, Inc. 11.13%, 8/15/19(b)	50,000	48,000
Infor Software Parent LLC 7.13%, 5/1/21(a)	60,000	61,950
International Wire Group, Inc. 10.75%, 8/1/21(a)	50,000	48,625
Iron Mountain, Inc. 6.00%, 10/1/20(a)	175,000	184,238
iStar, Inc. 7.13%, 2/15/18	50,000	52,063
4.88%, 7/1/18	149,000	150,676
j2 Cloud Services, Inc. 8.00%, 8/1/20(b)	56,000	58,275
JC Penney Corp., Inc. 8.13%, 10/1/19(b)	140,000	149,800

See Notes to Financial Statements.

64	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2017

Investments	Principal Amount	Value
Jurassic Holdings III, Inc. 6.88%, 2/15/21(a)	$50,000	$42,125
K Hovnanian Enterprises, Inc. 8.00%, 11/1/19(a)	50,000	43,250
7.25%, 10/15/20(a)	200,000	196,500
KB Home 4.75%, 5/15/19	53,000	54,524
8.00%, 3/15/20	100,000	111,750
7.00%, 12/15/21	100,000	110,000
KCG Holdings, Inc. 6.88%, 3/15/20(a)	100,000	100,250
Kemet Corp. 10.50%, 5/1/18	200,000	200,875
Kindred Healthcare, Inc. 8.00%, 1/15/20	50,000	50,750
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/19	200,000	196,750
L Brands, Inc. 7.00%, 5/1/20	350,000	385,437
Laureate Education, Inc. 9.25%, 9/1/19(a)(b)	60,000	62,925
Lennar Corp. 4.75%, 12/15/17	236,000	240,720
4.50%, 6/15/19	350,000	363,125
4.75%, 4/1/21	100,000	104,625
M/I Homes, Inc. 6.75%, 1/15/21	169,000	178,295
Mallinckrodt International Finance S.A. 4.88%, 4/15/20(a)(b)	100,000	100,750
Manitowoc Co., Inc. (The) 12.75%, 8/15/21(a)	150,000	174,000
Martin Midstream Partners L.P. 7.25%, 2/15/21	140,000	142,975
Masco Corp. 7.13%, 3/15/20	125,000	142,712
McDermott International, Inc. 8.00%, 5/1/21(a)	305,000	316,437
MGM Resorts International 6.75%, 10/1/20	500,000	552,350
6.63%, 12/15/21	100,000	111,875
Momentive Performance Materials, Inc. 3.88%, 10/24/21	150,000	147,750
Monitronics International, Inc. 9.13%, 4/1/20	150,000	150,000
Nabors Industries, Inc. 5.00%, 9/15/20	225,000	235,573
Nationstar Mortgage LLC 7.88%, 10/1/20	240,000	250,350
6.50%, 7/1/21	100,000	102,750
Natural Resource Partners L.P. 9.13%, 10/1/18	50,000	51,563
Nature’s Bounty Co. (The) 7.63%, 5/15/21(a)	200,000	211,750
Navient Corp. 8.45%, 6/15/18, Series A	375,000	401,719
8.00%, 3/25/20, Series A	300,000	326,211
Navios Maritime Acquisition Corp. 8.13%, 11/15/21(a)	100,000	90,250
Navios Maritime Holdings, Inc. 8.13%, 2/15/19	$100,000	$85,125
7.38%, 1/15/22(a)	50,000	38,000
Navistar International Corp. 8.25%, 11/1/21	240,000	243,600
NCL Corp. Ltd. 4.75%, 12/15/21(a)	250,000	255,625
NCR Corp. 4.63%, 2/15/21	100,000	102,550
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(a)(b)	155,000	98,038
Netflix, Inc. 5.38%, 2/1/21	355,000	382,512
NFP Corp. 9.00%, 7/15/21(a)	50,000	53,053
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/21(a)	100,000	104,219
Northern Oil and Gas, Inc. 8.00%, 6/1/20	100,000	92,000
NuStar Logistics L.P. 4.80%, 9/1/20	380,000	393,300
Och-Ziff Finance Co. LLC 4.50%, 11/20/19(a)(b)	210,000	201,211
OneMain Financial Holdings LLC 6.75%, 12/15/19(a)	50,000	52,532
7.25%, 12/15/21(a)	100,000	105,000
Opal Acquisition, Inc. 8.88%, 12/15/21(a)	150,000	131,250
Orbital ATK, Inc. 5.25%, 10/1/21	300,000	310,500
Pacific Drilling S.A. 5.38%, 6/1/20(a)(b)	100,000	46,750
Pactiv LLC 8.13%, 6/15/17	153,000	155,869
Park-Ohio Industries, Inc. 8.13%, 4/1/21	100,000	103,250
Permian Resources LLC 7.38%, 11/1/21(a)(b)	100,000	85,000
Platform Specialty Products Corp. 10.38%, 5/1/21(a)	150,000	168,937
Prestige Brands, Inc. 5.38%, 12/15/21(a)	100,000	103,500
Production Resource Group, Inc. 8.88%, 5/1/19	50,000	38,750
PulteGroup, Inc. 7.63%, 10/15/17	50,000	51,750
QEP Resources, Inc. 6.88%, 3/1/21(b)	300,000	318,750
Radian Group, Inc. 5.50%, 6/1/19	337,000	355,114
Rent-A-Center, Inc. 6.63%, 11/15/20	75,000	66,469
Resolute Energy Corp. 8.50%, 5/1/20	175,000	179,156
Rite Aid Corp. 9.25%, 3/15/20	120,000	124,050
Rockies Express Pipeline LLC 6.85%, 7/15/18(a)	100,000	105,750

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2017

Investments	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.63%, 2/1/21	$150,000	$163,167
Sabra Health Care L.P. 5.50%, 2/1/21	200,000	208,000
Sanchez Energy Corp. 7.75%, 6/15/21	50,000	51,500
Scientific Games International, Inc. 6.63%, 5/15/21	50,000	47,250
Select Medical Corp. 6.38%, 6/1/21(b)	50,000	50,563
SESI LLC 7.13%, 12/15/21	100,000	103,250
Silgan Holdings, Inc. 5.00%, 4/1/20	200,000	203,750
Six Flags Entertainment Corp. 5.25%, 1/15/21(a)	200,000	205,650
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(a)	86,000	88,634
Springleaf Finance Corp. 5.25%, 12/15/19	200,000	201,750
7.75%, 10/1/21	250,000	267,500
Sprint Communications, Inc. 9.00%, 11/15/18(a)	450,000	493,312
7.00%, 3/1/20(a)	200,000	219,000
Sprint Corp. 7.25%, 9/15/21	100,000	109,250
Starwood Property Trust, Inc. 5.00%, 12/15/21(a)	150,000	156,187
Steel Dynamics, Inc. 5.13%, 10/1/21	400,000	414,500
SunCoke Energy Partners L.P. 7.38%, 2/1/20(a)	75,000	76,875
7.38%, 2/1/20	100,000	102,500
Sunoco L.P. 6.25%, 4/15/21	150,000	152,625
Syniverse Foreign Holdings Corp. 9.13%, 1/15/22(a)	100,000	97,250
Synovus Financial Corp. 5.75%, 12/15/25(c)	250,000	262,812
T-Mobile USA, Inc. 6.25%, 4/1/21	250,000	258,665
6.13%, 1/15/22	100,000	106,000
Talen Energy Supply LLC 4.63%, 7/15/19(a)(b)	200,000	195,500
4.60%, 12/15/21(b)	250,000	207,125
TEGNA, Inc. 5.13%, 10/15/19	100,000	102,750
Tenet Healthcare Corp. 5.00%, 3/1/19	205,000	206,164
4.75%, 6/1/20	200,000	205,000
4.38%, 10/1/21	100,000	101,250
Tesoro Logistics L.P. 5.50%, 10/15/19	103,000	109,695
TIBCO Software, Inc. 11.38%, 12/1/21(a)	100,000	109,000
Titan International, Inc. 6.88%, 10/1/20	300,000	309,750
TMX Finance LLC 8.50%, 9/15/18(a)	60,000	56,475
Toll Brothers Finance Corp. 4.00%, 12/31/18	$100,000	$102,875
TPC Group, Inc. 8.75%, 12/15/20(a)	175,000	165,375
Transocean, Inc. 6.50%, 11/15/20(b)	400,000	410,000
Triumph Group, Inc. 4.88%, 4/1/21	100,000	95,750
Tronox Finance LLC 6.38%, 8/15/20	70,000	71,575
TRU Taj LLC 12.00%, 8/15/21(a)	125,000	116,563
Unit Corp. 6.63%, 5/15/21	250,000	250,625
United Continental Holdings, Inc. 6.00%, 12/1/20(b)	400,000	429,500
United States Steel Corp. 7.38%, 4/1/20(b)	56,000	60,480
8.38%, 7/1/21(a)	200,000	225,500
Universal Hospital Services, Inc. 7.63%, 8/15/20	35,000	35,394
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18(a)(b)	425,000	420,750
5.38%, 3/15/20(a)	250,000	225,000
7.50%, 7/15/21(a)	100,000	92,250
Vanguard Natural Resources LLC 7.88%, 4/1/20(d)	75,000	52,969
Weatherford International Ltd. 5.13%, 9/15/20	50,000	50,375
WellCare Health Plans, Inc. 5.75%, 11/15/20	450,000	464,962
Western Refining, Inc. 6.25%, 4/1/21	150,000	155,156
Whiting Petroleum Corp. 5.00%, 3/15/19	175,000	177,406
Windstream Services LLC 7.75%, 10/15/20(b)	100,000	103,188
WPX Energy, Inc. 7.50%, 8/1/20	50,000	54,125
WR Grace & Co-Conn 5.13%, 10/1/21(a)	200,000	211,000
Yum! Brands, Inc. 3.88%, 11/1/20	100,000	103,125
TOTAL CORPORATE BONDS (Cost: $38,123,416)		38,562,263
FOREIGN CORPORATE BONDS – 11.3%
Bermuda – 0.1%
Teekay Corp. 8.50%, 1/15/20	50,000	50,250
Canada – 5.9%
Air Canada 7.75%, 4/15/21(a)(b)	300,000	338,250
Bombardier, Inc. 7.75%, 3/15/20(a)	100,000	108,375
8.75%, 12/1/21(a)	250,000	277,500
Brookfield Residential Properties, Inc. 6.50%, 12/15/20(a)	100,000	103,440

See Notes to Financial Statements.

66	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2017

Investments	Principal Amount	Value
Calfrac Holdings L.P. 7.50%, 12/1/20(a)	$110,000	$102,025
Cenovus Energy, Inc. 5.70%, 10/15/19	75,000	80,749
Cott Beverages, Inc. 6.75%, 1/1/20	50,000	51,750
Eldorado Gold Corp. 6.13%, 12/15/20(a)	200,000	206,500
First Quantum Minerals Ltd. 6.75%, 2/15/20(a)	300,000	309,000
Gibson Energy, Inc. 6.75%, 7/15/21(a)	150,000	156,375
Kinross Gold Corp. 5.13%, 9/1/21	300,000	317,250
Lundin Mining Corp. 7.50%, 11/1/20(a)	250,000	266,875
Precision Drilling Corp. 6.63%, 11/15/20	59,791	61,211
Seven Generations Energy Ltd. 8.25%, 5/15/20(a)	31,000	32,783
Teck Resources Ltd. 4.50%, 1/15/21	260,000	270,887

Total Canada		2,682,970
France – 0.5%
Credit Agricole S.A. 8.38%, 10/13/19(a)(c)(e)	200,000	222,000
Germany – 0.2%
Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 7/31/19(a)	100,000	107,375
Italy – 0.6%
Telecom Italia Capital S.A. 7.18%, 6/18/19	46,000	50,571
Wind Acquisition Finance S.A. 7.38%, 4/23/21(a)	200,000	208,750

Total Italy		259,321
Luxembourg – 1.7%
Accudyne Industries Borrower 7.75%, 12/15/20(a)(b)	150,000	132,375
ArcelorMittal 10.60%, 6/1/19	100,000	117,750
6.00%, 8/5/20(b)	50,000	54,875
Intelsat Jackson Holdings S.A. 7.25%, 4/1/19(b)	486,000	467,775

Total Luxembourg		772,775
Netherlands – 0.4%
NXP B.V. 4.13%, 6/1/21(a)	200,000	208,120
New Zealand – 0.6%
Reynolds Group Issuer, Inc. 5.75%, 10/15/20	250,000	257,813
United Kingdom – 1.3%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/18(a)	$200,000	$195,500
Anglo American Capital PLC 4.45%, 9/27/20(a)	200,000	210,400
CEVA Group PLC 4.00%, 5/1/18(a)(b)	75,000	71,625
Royal Bank of Scotland Group PLC 4.70%, 7/3/18	120,000	122,894

Total United Kingdom		600,419
TOTAL FOREIGN CORPORATE BONDS (Cost: $5,044,019)		5,161,043

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.6%
United States – 11.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%(f) (Cost: $5,285,435)(g)	5,285,435	5,285,435
TOTAL INVESTMENTS IN SECURITIES – 107.7% (Cost: $48,452,870)		49,008,741
Liabilities in Excess of Cash and Other Assets – (7.7)%		(3,507,549)

NET ASSETS – 100.0%		$45,501,192
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2017 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 28, 2017 on securities with variable or step rates.

(d)	Security in default on interest payments.

(e)	The security has a perpetual maturity; the date displayed is the next call date.

(f)	Rate shown represents annualized 7-day yield as of February 28, 2017.

(g)	At February 28, 2017, the total market value of the Fund’s securities on loan was $5,105,190 and the total market value of the collateral held by the Fund was $5,285,435.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS
Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	83	$(17,961,719)	Jun-17	$(8,797)
5 Year U.S. Treasury Note	130	(15,301,406)	Jun-17	(15,609)
				$(24,406)

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	67

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 84.1%
United States – 84.1%
ADT Corp. (The) 6.25%, 10/15/21	$125,000	$137,031
AES Corp. 7.38%, 7/1/21	80,000	90,600
Affinion Group, Inc. 7.88%, 12/15/18(a)	5,000	4,450
Aircastle Ltd. 5.13%, 3/15/21	100,000	107,125
Alere, Inc. 7.25%, 7/1/18	51,000	51,542
Aleris International, Inc. 9.50%, 4/1/21(b)	25,000	26,870
Allegheny Technologies, Inc. 5.95%, 1/15/21	100,000	100,941
Alliance One International, Inc. 9.88%, 7/15/21	50,000	43,437
Ally Financial, Inc. 7.50%, 9/15/20	200,000	229,500
American Airlines Group, Inc. 5.50%, 10/1/19(b)	50,000	52,125
American Axle & Manufacturing, Inc. 6.25%, 3/15/21(a)	50,000	51,562
American Midstream Partners L.P. 8.50%, 12/15/21(b)	50,000	51,250
Anixter, Inc. 5.63%, 5/1/19	36,000	38,115
APX Group, Inc. 6.38%, 12/1/19	10,000	10,338
Arconic, Inc. 6.15%, 8/15/20	100,000	109,875
Atwood Oceanics, Inc. 6.50%, 2/1/20(a)	50,000	45,375
Avon Products, Inc. 6.60%, 3/15/20	50,000	51,250
Beazer Homes USA, Inc. 5.75%, 6/15/19	17,000	17,734
BMC Software Finance, Inc. 8.13%, 7/15/21(b)	25,000	25,500
Boxer Parent Co., Inc. 9.00%, 10/15/19(b)	25,000	25,219
Cablevision Systems Corp. 7.75%, 4/15/18	158,000	166,295
Caesars Entertainment Resort Properties LLC 8.00%, 10/1/20	17,000	17,850
CalAtlantic Group, Inc. 8.38%, 5/15/18	59,000	63,204
Calumet Specialty Products Partners L.P. 6.50%, 4/15/21(a)	25,000	21,820
Centene Corp. 5.63%, 2/15/21	50,000	52,750
Cequel Communications Holdings I LLC 6.38%, 9/15/20(b)	25,000	25,828
Chesapeake Energy Corp. 6.63%, 8/15/20(a)	125,000	125,000
CIT Group, Inc. 5.00%, 5/15/17	$218,000	$219,624
Citgo Holding, Inc. 10.75%, 2/15/20(b)	50,000	54,500
Claire’s Stores, Inc. 9.00%, 3/15/19(b)	50,000	23,125
Clean Harbors, Inc. 5.13%, 6/1/21	50,000	51,187
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series A(a)	25,000	24,688
Cliffs Natural Resources, Inc. 8.25%, 3/31/20(b)	25,000	27,438
4.80%, 10/1/20(a)	80,000	79,800
Cloud Peak Energy Resources LLC 12.00%, 11/1/21	25,000	27,375
CNH Industrial Capital LLC 4.38%, 11/6/20(a)	30,000	31,275
Commercial Metals Co. 7.35%, 8/15/18	50,000	53,375
CommScope, Inc. 4.38%, 6/15/20(b)	36,000	37,035
Community Health Systems, Inc. 5.13%, 8/15/18(a)	50,000	50,317
8.00%, 11/15/19(a)	80,000	78,600
CoreCivic, Inc. 4.13%, 4/1/20(a)	50,000	51,500
Dana, Inc. 5.38%, 9/15/21	75,000	78,094
DCP Midstream Operating L.P. 2.50%, 12/1/17	44,000	44,110
5.35%, 3/15/20(b)	72,000	75,780
Dell, Inc. 5.65%, 4/15/18	150,000	156,562
DISH DBS Corp. 4.25%, 4/1/18	200,000	204,250
6.75%, 6/1/21	70,000	77,350
DJO Finco, Inc. 8.13%, 6/15/21(b)	25,000	22,250
Dole Food Co., Inc. 7.25%, 5/1/19(b)	88,000	89,980
Dollar Tree, Inc. 5.25%, 3/1/20	75,000	77,231
Dynegy, Inc. 6.75%, 11/1/19	50,000	51,750
Energen Corp. 4.63%, 9/1/21	75,000	75,094
Energy Transfer Equity L.P. 7.50%, 10/15/20	89,000	100,459
Enova International, Inc. 9.75%, 6/1/21	25,000	25,750
Ensco PLC 4.70%, 3/15/21(a)	50,000	48,925
EP Energy LLC 9.38%, 5/1/20	45,000	44,212
EV Energy Partners L.P. 8.00%, 4/15/19	25,000	20,188

See Notes to Financial Statements.

68	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2017

Investments	Principal Amount	Value
FBM Finance, Inc. 8.25%, 8/15/21(b)	$25,000	$26,880
FirstEnergy Solutions Corp. 6.05%, 8/15/21	75,000	28,500
Freeport-McMoRan, Inc. 3.10%, 3/15/20	100,000	98,500
Frontier Communications Corp. 8.13%, 10/1/18	50,000	53,687
8.88%, 9/15/20	30,000	31,913
Gastar Exploration, Inc. 8.63%, 5/15/18(a)	23,000	23,523
GenOn Energy, Inc. 7.88%, 6/15/17	30,000	23,700
Genworth Holdings, Inc. 7.63%, 9/24/21	150,000	144,750
GEO Group, Inc. (The) 5.88%, 1/15/22	75,000	78,469
GLP Capital L.P. 4.88%, 11/1/20	80,000	84,400
GrafTech International Ltd. 6.38%, 11/15/20	50,000	42,750
Harland Clarke Holdings Corp. 6.88%, 3/1/20(b)	50,000	50,625
HCA Holdings, Inc. 6.25%, 2/15/21	35,000	38,194
HCA, Inc. 3.75%, 3/15/19	100,000	102,750
6.50%, 2/15/20	79,000	86,923
Hertz Corp. (The) 6.75%, 4/15/19	31,000	31,078
Hexion, Inc. 6.63%, 4/15/20	58,000	54,230
Hornbeck Offshore Services, Inc. 5.88%, 4/1/20	50,000	33,500
HRG Group, Inc. 7.88%, 7/15/19	89,000	92,471
7.75%, 1/15/22	30,000	31,725
Hub Holdings LLC 8.13%, 7/15/19(b)	50,000	50,625
Hughes Satellite Systems Corp. 6.50%, 6/15/19	100,000	108,655
7.63%, 6/15/21	50,000	55,625
Huntington Ingalls Industries, Inc. 5.00%, 12/15/21(b)	75,000	78,656
Huntsman International LLC 4.88%, 11/15/20(a)	50,000	52,000
IASIS Healthcare LLC 8.38%, 5/15/19	25,000	24,563
Icahn Enterprises L.P. 4.88%, 3/15/19	83,000	84,764
iHeartCommunications, Inc. 9.00%, 12/15/19	81,000	71,077
9.00%, 3/1/21	50,000	40,688
Immucor, Inc. 11.13%, 8/15/19(a)	25,000	24,000
Infor Software Parent LLC 7.13%, 5/1/21(b)	$25,000	$25,813
Iron Mountain, Inc. 6.00%, 10/1/20(b)	55,000	57,903
iStar, Inc. 7.13%, 2/15/18	156,000	162,435
4.88%, 7/1/18	30,000	30,338
JC Penney Corp., Inc. 8.13%, 10/1/19(a)	85,000	90,950
Joy Global, Inc. 5.13%, 10/15/21	75,000	81,084
K Hovnanian Enterprises, Inc. 7.25%, 10/15/20(b)	72,000	70,740
KB Home 4.75%, 5/15/19	157,000	161,514
Kindred Healthcare, Inc. 8.00%, 1/15/20	100,000	101,500
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/19	25,000	24,594
Lennar Corp. 4.75%, 12/15/17	157,000	160,140
Martin Midstream Partners L.P. 7.25%, 2/15/21	30,000	30,638
Masco Corp. 7.13%, 3/15/20	89,000	101,611
McDermott International, Inc. 8.00%, 5/1/21(b)	50,000	51,875
MGM Resorts International 6.75%, 10/1/20	100,000	110,470
Momentive Performance Materials, Inc. 3.88%, 10/24/21	50,000	49,250
Monitronics International, Inc. 9.13%, 4/1/20	25,000	25,000
Nabors Industries, Inc. 5.00%, 9/15/20	50,000	52,349
Nationstar Mortgage LLC 7.88%, 10/1/20	25,000	26,078
Natural Resource Partners L.P. 9.13%, 10/1/18	25,000	25,781
Nature’s Bounty Co. (The) 7.63%, 5/15/21(b)	50,000	52,937
Navient Corp. 8.45%, 6/15/18, Series A	160,000	171,400
Navios Maritime Acquisition Corp. 8.13%, 11/15/21(b)	25,000	22,563
Navios Maritime Holdings, Inc. 8.13%, 2/15/19	25,000	21,281
Navistar International Corp. 8.25%, 11/1/21	100,000	101,500
NCL Corp. Ltd. 4.75%, 12/15/21(b)	50,000	51,125
NCR Corp. 4.63%, 2/15/21	50,000	51,275
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(a)(b)	50,000	31,625

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2017

Investments	Principal Amount	Value
Netflix, Inc. 5.38%, 2/1/21	$50,000	$53,875
NFP Corp. 9.00%, 7/15/21(b)	25,000	26,526
NGPL PipeCo LLC 7.12%, 12/15/17(b)	28,000	29,155
Northern Oil and Gas, Inc. 8.00%, 6/1/20	25,000	23,000
OneMain Financial Holdings LLC 6.75%, 12/15/19(b)	25,000	26,266
Pactiv LLC 8.13%, 6/15/17	150,000	152,812
Permian Resources LLC 7.38%, 11/1/21(a)(b)	50,000	42,500
QEP Resources, Inc. 6.88%, 3/1/21(a)	50,000	53,125
Radian Group, Inc. 5.50%, 6/1/19	96,000	101,160
Rent-A-Center, Inc. 6.63%, 11/15/20	25,000	22,156
Rockies Express Pipeline LLC 5.63%, 4/15/20(b)	28,000	29,680
SESI LLC 7.13%, 12/15/21	50,000	51,625
Six Flags Entertainment Corp. 5.25%, 1/15/21(b)	50,000	51,412
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(b)	69,000	71,113
Springleaf Finance Corp. 5.25%, 12/15/19	100,000	100,875
Sprint Communications, Inc. 9.00%, 11/15/18(b)	250,000	274,062
Sprint Corp. 7.25%, 9/15/21	40,000	43,700
Starwood Property Trust, Inc. 5.00%, 12/15/21(b)	50,000	52,062
Sunoco L.P. 6.25%, 4/15/21	75,000	76,312
T-Mobile USA, Inc. 6.25%, 4/1/21	100,000	103,466
6.13%, 1/15/22	100,000	106,000
Talen Energy Supply LLC 4.63%, 7/15/19(a)(b)	75,000	73,312
4.60%, 12/15/21	25,000	20,713
TEGNA, Inc. 4.88%, 9/15/21(b)	50,000	51,125
Tenet Healthcare Corp. 5.00%, 3/1/19	109,000	109,619
4.75%, 6/1/20	100,000	102,500
7.50%, 1/1/22(b)	50,000	54,250
Tesoro Logistics L.P. 5.50%, 10/15/19	25,000	26,625
TIBCO Software, Inc. 11.38%, 12/1/21(b)	50,000	54,500
Titan International, Inc. 6.88%, 10/1/20(a)	65,000	67,112
TMX Finance LLC 8.50%, 9/15/18(b)	$25,000	$23,531
Toll Brothers Finance Corp. 4.00%, 12/31/18	50,000	51,437
TPC Group, Inc. 8.75%, 12/15/20(b)	25,000	23,625
TransDigm, Inc. 5.50%, 10/15/20	89,000	90,669
Transocean, Inc. 6.50%, 11/15/20(a)	50,000	51,250
Tronox Finance LLC 6.38%, 8/15/20	15,000	15,338
TRU Taj LLC 12.00%, 8/15/21(b)	12,000	11,190
Unit Corp. 6.63%, 5/15/21	50,000	50,125
United Continental Holdings, Inc. 6.38%, 6/1/18	101,000	106,050
United States Steel Corp. 7.38%, 4/1/20(a)	24,000	25,920
Universal Hospital Services, Inc. 7.63%, 8/15/20	25,000	25,281
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18(a)(b)	175,000	173,250
5.38%, 3/15/20(b)	75,000	67,500
7.50%, 7/15/21(b)	25,000	23,063
Weatherford International Ltd. 5.13%, 9/15/20(a)	25,000	25,188
WESCO Distribution, Inc. 5.38%, 12/15/21	75,000	78,000
Whiting Petroleum Corp. 5.00%, 3/15/19	50,000	50,687
Windstream Services LLC 7.75%, 10/15/20	100,000	103,188
WPX Energy, Inc. 7.50%, 8/1/20	25,000	27,063
WR Grace & Co-Conn 5.13%, 10/1/21(b)	100,000	105,500
TOTAL CORPORATE BONDS (Cost: $10,396,291)		10,615,893
FOREIGN CORPORATE BONDS – 11.8%
Bermuda – 0.2%
Teekay Corp. 8.50%, 1/15/20	25,000	25,125
Canada – 3.2%
Bombardier, Inc. 7.75%, 3/15/20(b)	50,000	54,187
Calfrac Holdings L.P. 7.50%, 12/1/20(b)	25,000	23,188
Cenovus Energy, Inc. 5.70%, 10/15/19	50,000	53,833
First Quantum Minerals Ltd. 6.75%, 2/15/20(b)	125,000	128,750
Lundin Mining Corp. 7.50%, 11/1/20(b)	25,000	26,687

See Notes to Financial Statements.

70	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2017

Investments	Principal Amount	Value
Precision Drilling Corp. 6.50%, 12/15/21	$50,000	$51,625
Seven Generations Energy Ltd. 8.25%, 5/15/20(b)	18,000	19,035
Teck Resources Ltd. 4.50%, 1/15/21	50,000	52,094

Total Canada		409,399
Cyprus – 0.2%
Drill Rigs Holdings, Inc. 6.50%, 10/1/17(b)	54,000	27,000
France – 0.6%
Credit Agricole S.A. 8.38%, 10/13/19(b)(c)(d)	71,000	78,810
Germany – 0.4%
Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 7/31/19(b)	44,000	47,245
Italy – 1.8%
Telecom Italia Capital S.A. 7.18%, 6/18/19	22,000	24,186
Wind Acquisition Finance S.A. 4.75%, 7/15/20(b)	200,000	204,250

Total Italy		228,436
Luxembourg – 1.9%
ArcelorMittal 6.00%, 8/5/20(a)	100,000	109,750
Intelsat Jackson Holdings S.A. 7.25%, 4/1/19(a)	140,000	134,750

Total Luxembourg		244,500
Netherlands – 1.7%
NXP B.V. 4.13%, 6/1/21(b)	200,000	208,120
New Zealand – 0.4%
Reynolds Group Issuer, Inc. 5.75%, 10/15/20	50,000	51,563
United Kingdom – 1.4%
Anglo American Capital PLC 4.45%, 9/27/20(b)	100,000	105,200
Royal Bank of Scotland Group PLC 4.70%, 7/3/18	68,000	69,640

Total United Kingdom		174,840
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,498,092)		1,495,038
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.8%
United States – 10.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%(e)
(Cost: $1,357,873)(f)	1,357,873	$1,357,873
TOTAL INVESTMENTS IN SECURITIES – 106.7% (Cost: $13,252,256)		13,468,804
Liabilities in Excess of Cash and Other Assets – (6.7)%		(850,215)

NET ASSETS – 100.0%		$12,618,589
(a)	Security, or portion thereof, was on loan at February 28, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	The security has a perpetual maturity; the date displayed is the next call date.

(d)	Rate shown reflects the accrual rate as of February 28, 2017 on securities with variable or step rates.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2017.

(f)	At February 28, 2017, the total market value of the Fund’s securities on loan was $1,313,793 and the total market value of the collateral held by the Fund was $1,357,873.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS
Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	21	$(2,471,766)	Jun-17	$(2,625)
U.S. Treasury Ultra Long Term Bond	11	(1,779,594)	Jun-17	(22,687)
Ultra 10 Year U.S. Treasury Note	61	(8,170,187)	Jun-17	(50,516)
				$(75,828)

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	71

Schedule of Investments (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

February 28, 2017

Investments	Principal Amount†	Value

U.S. GOVERNMENT OBLIGATIONS – 0.7%
U.S. Treasury Bond – 0.7%
U.S. Treasury Bond 3.00%, 2/15/47
(Cost: $50,281)	50,000	$50,320
CORPORATE BONDS – 51.2%
United States – 51.2%
Abbott Laboratories 4.90%, 11/30/46	70,000	73,063
Actavis Funding SCS 4.55%, 3/15/35	20,000	20,212
Amgen, Inc. 3.63%, 5/22/24	150,000	154,786
Anadarko Petroleum Corp.
3.45%, 7/15/24	80,000	79,547
6.45%, 9/15/36	60,000	72,908
Arconic, Inc. 5.13%, 10/1/24(a)	70,000	72,835
AT&T, Inc. 3.90%, 3/11/24(a)	50,000	50,952
Bank of America Corp. 3.30%, 1/11/23	250,000	252,231
Calpine Corp. 7.88%, 1/15/23(b)	31,000	32,327
Caterpillar, Inc. 3.90%, 5/27/21	180,000	192,489
Celgene Corp. 5.00%, 8/15/45	20,000	21,307
Charter Communications Operating LLC 4.91%, 7/23/25	90,000	94,965
CIT Group, Inc. 5.00%, 8/1/23	70,000	74,200
Citigroup, Inc. 4.50%, 1/14/22	170,000	181,977
Comcast Corp. 3.13%, 7/15/22	110,000	112,662
Constellation Brands, Inc. 4.25%, 5/1/23	70,000	74,223
Devon Energy Corp.
5.85%, 12/15/25	50,000	57,590
5.00%, 6/15/45	40,000	40,900
Diamond 1 Finance Corp. 3.48%, 6/1/19(b)	70,000	71,621
Dollar Tree, Inc. 5.75%, 3/1/23	80,000	85,300
Ensco PLC 5.20%, 3/15/25(a)	90,000	80,100
Freeport-McMoRan, Inc. 3.10%, 3/15/20	40,000	39,400
General Electric Co. 6.88%, 1/10/39, Series A	140,000	201,239
General Motors Co. 6.25%, 10/2/43	100,000	114,308
Gilead Sciences, Inc. 4.50%, 2/1/45	30,000	30,098

Goldman Sachs Group, Inc. (The) 5.75%, 1/24/22	190,000	$214,057
Halliburton Co. 5.00%, 11/15/45	40,000	43,592
Harris Corp. 3.83%, 4/27/25	70,000	72,072
HCA, Inc. 5.25%, 4/15/25	70,000	74,812
International Lease Finance Corp. 5.88%, 8/15/22	70,000	79,176
Kraft Heinz Foods Co. 5.00%, 6/4/42	20,000	20,550
Lockheed Martin Corp.
3.10%, 1/15/23	10,000	10,132
4.50%, 5/15/36	60,000	64,636
Occidental Petroleum Corp. 3.40%, 4/15/26	40,000	40,180
Pacific Gas & Electric Co. 6.05%, 3/1/34	120,000	152,379
Packaging Corp. of America 4.50%, 11/1/23	40,000	42,490
Quicken Loans, Inc. 5.75%, 5/1/25(b)	40,000	39,600
Reynolds American, Inc. 6.88%, 5/1/20	100,000	113,297
Scientific Games International, Inc. 7.00%, 1/1/22(b)	70,000	74,550
Sprint Corp. 7.25%, 9/15/21	30,000	32,775
Taylor Morrison Communities, Inc. 5.25%, 4/15/21(b)	30,000	30,900
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/26	60,000	77,286
United Rentals North America, Inc. 7.63%, 4/15/22	18,000	18,827
Verizon Communications, Inc.
4.15%, 3/15/24	20,000	20,851
5.01%, 8/21/54	21,000	20,384
West Corp. 5.38%, 7/15/22(b)	82,000	79,068
Western Gas Partners L.P. 4.65%, 7/1/26	70,000	73,357
Williams Cos., Inc. (The) 8.75%, 3/15/32	60,000	77,325
XPO Logistics, Inc. 6.50%, 6/15/22(b)	66,000	69,547
TOTAL CORPORATE BONDS (Cost: $3,688,404)		3,823,083
FOREIGN CORPORATE BONDS – 40.8%
Belgium – 2.1%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	140,000	153,044
Brazil – 2.8%
Petrobras Global Finance B.V.
8.38%, 5/23/21	50,000	55,890
7.38%, 1/17/27	40,000	41,940

See Notes to Financial Statements.

72	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Strategic Corporate Bond Fund (CRDT)

February 28, 2017

Investments	Principal Amount†		Value

Vale Overseas Ltd. 4.38%, 1/11/22	110,000		$114,070

Total Brazil			211,900
Canada – 2.0%
Barrick Gold Corp. 4.10%, 5/1/23	70,000		75,265
Teck Resources Ltd. 4.75%, 1/15/22	70,000		73,063

Total Canada			148,328
Colombia – 0.9%
Ecopetrol S.A. 7.63%, 7/23/19	60,000		67,275
France – 3.7%
Electricite de France S.A. 4.63%, 9/11/24	50,000	EUR	66,311
SFR Group S.A. 6.00%, 5/15/22(b)	200,000		208,188

Total France			274,499
Germany – 4.3%
E.ON International Finance B.V. 5.50%, 10/2/17	50,000	EUR	54,934
Volkswagen Leasing GmbH 3.25%, 5/10/18	100,000	EUR	110,556
ZF North America Capital, Inc. 4.50%, 4/29/22(b)	150,000		156,375

Total Germany			321,865
Ireland – 1.0%
Park Aerospace Holdings Ltd. 5.50%, 2/15/24(b)	70,000		73,251
Italy – 2.9%
Intesa Sanpaolo SpA 5.02%, 6/26/24(b)	230,000		216,357
Luxembourg – 0.9%
ArcelorMittal 6.25%, 3/1/21(a)	50,000		55,250
Intelsat Jackson Holdings S.A. 7.25%, 10/15/20	10,000		9,300

Total Luxembourg			64,550
Mexico – 1.4%
Petroleos Mexicanos 5.50%, 1/21/21	100,000		105,800
Netherlands – 3.6%
Cooperatieve Rabobank UA 5.25%, 8/4/45	250,000		271,605
Russia – 2.9%
Lukoil International Finance B.V. 6.13%, 11/9/20(b)	200,000		218,850
Switzerland – 0.9%
Glencore Funding LLC 4.00%, 4/16/25(b)	70,000		70,764
United Kingdom – 11.4%
Anglo American Capital PLC 4.88%, 5/14/25(b)	200,000		208,500

Barclays Bank PLC 7.63%, 11/21/22	200,000		$215,215
HSBC Bank PLC 3.88%, 10/24/18, Reg S	160,000	EUR	181,570
Rio Tinto Finance USA PLC 4.13%, 8/21/42	30,000		30,572
Royal Bank of Scotland Group PLC 5.13%, 5/28/24	210,000		212,888

Total United Kingdom			848,745
TOTAL FOREIGN CORPORATE BONDS (Cost: $3,115,207)			3,046,833
FOREIGN GOVERNMENT OBLIGATIONS – 2.1%
Argentina – 2.1%
Argentine Republic Government International Bond 7.50%, 4/22/26(b) (Cost: $152,819)	150,000		157,125

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
United States – 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%(c)
(Cost: $227,655)(d)	227,655		227,655
TOTAL INVESTMENTS IN SECURITIES – 97.8% (Cost: $7,234,366)			7,305,016
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.2%			165,428

NET ASSETS – 100.0%			$7,470,444
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Security, or portion thereof, was on loan at February 28, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of February 28, 2017.

(d)	At February 28, 2017, the total market value of the Fund’s securities on loan was $218,957 and the total market value of the collateral held by the Fund was $227,655.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/20/2017	EUR	395,041	USD	421,606	$890
4/20/2017	GBP	61,170	USD	76,664	452
4/20/2017	USD	5,960	EUR	5,583	(14)
					$1,328

CURRENCY LEGEND

EUR – Euro

GBP – British pound

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	73

Schedule of Investments (unaudited)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

February 28, 2017

Investments	Principal Amount†	Value
U.S. GOVERNMENT AGENCIES – 6.0%
Federal Home Loan Mortgage Corporation – 6.0%
0.53%, 5/18/17, Series RB	200,000	$199,770
3.50%, 3/1/47(a)	100,000	102,496
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $301,297)		302,266
U.S. GOVERNMENT OBLIGATIONS – 20.7%
U.S. Treasury Bonds – 7.9%
U.S. Treasury Bond 3.13%, 8/15/44	220,000	226,334
3.00%, 5/15/45	80,000	80,294
2.25%, 8/15/46	10,000	8,553
3.00%, 2/15/47	50,000	50,320
U.S. Treasury Inflation Indexed Bond 0.75%, 2/15/45	20,505	19,902
1.00%, 2/15/46	10,189	10,541

Total U.S. Treasury Bonds		395,944
U.S. Treasury Notes – 12.8%
U.S. Treasury Floating Rate Note 0.69%, 7/31/18**	190,000	190,305
U.S. Treasury Inflation Indexed Note 0.13%, 4/15/21	71,306	72,347
0.13%, 7/15/26	10,072	9,906
U.S. Treasury Note 0.75%, 2/28/18	100,000	99,816
0.75%, 8/31/18	150,000	149,256
1.38%, 8/31/20	40,000	39,665
2.00%, 11/30/22	30,000	29,938
1.38%, 8/31/23	40,000	38,144
2.00%, 11/15/26	10,000	9,678

Total U.S. Treasury Notes		639,055
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,027,584)		1,034,999
CORPORATE BONDS – 27.6%
United States – 27.6%
AES Corp. 5.50%, 3/15/24	60,000	61,500
Ally Financial, Inc. 8.00%, 3/15/20	60,000	68,768
Bank of America Corp. 4.00%, 1/22/25	65,000	65,559
Celgene Corp. 5.00%, 8/15/45	10,000	10,653
Charter Communications Operating LLC 4.91%, 7/23/25	120,000	126,621
Chesapeake Energy Corp. 5.75%, 3/15/23(b)	40,000	36,600
Chubb INA Holdings, Inc. 4.35%, 11/3/45	10,000	10,721
CIT Group, Inc. 5.00%, 8/1/23	60,000	63,600
Citigroup, Inc. 4.30%, 11/20/26	65,000	66,295
Comcast Corp. 3.38%, 2/15/25	25,000	25,249
FirstEnergy Corp. 7.38%, 11/15/31, Series C	50,000	$66,067
Ford Motor Credit Co., LLC 8.13%, 1/15/20	100,000	115,563
General Electric Co.
5.88%, 1/14/38	10,000	12,845
6.88%, 1/10/39, Series A	40,000	57,497
General Motors Co. 6.25%, 10/2/43	35,000	40,008
Gilead Sciences, Inc. 3.70%, 4/1/24	20,000	20,594
Goldman Sachs Group, Inc. (The) 6.75%, 10/1/37	50,000	62,585
HCA, Inc. 5.00%, 3/15/24	60,000	63,375
JPMorgan Chase & Co. 3.63%, 12/1/27	10,000	9,779
Level 3 Financing, Inc. 5.38%, 8/15/22	60,000	62,355
Pacific Gas & Electric Co. 6.05%, 3/1/34	50,000	63,491
Sprint Corp. 7.88%, 9/15/23	60,000	66,900
United Rentals North America, Inc. 5.50%, 7/15/25	120,000	127,050
Verizon Communications, Inc. 6.55%, 9/15/43	15,000	18,427
Wells Fargo & Co. 4.10%, 6/3/26	60,000	61,461
TOTAL CORPORATE BONDS (Cost: $1,321,434)		1,383,563
FOREIGN CORPORATE BONDS – 10.6%
Brazil – 3.3%
Petrobras Global Finance B.V. 5.38%, 1/27/21	100,000	101,375
6.85%, 6/5/2115(b)	60,000	52,350
Vale Overseas Ltd. 4.38%, 1/11/22	10,000	10,370

Total Brazil		164,095
Colombia – 1.8%
Ecopetrol S.A. 7.63%, 7/23/19	80,000	89,700
Indonesia – 2.3%
Majapahit Holding B.V. 7.75%, 1/20/20, Reg S	100,000	113,700
Peru – 1.9%
Southern Copper Corp. 5.25%, 11/8/42	100,000	98,372
United Kingdom – 1.3%
BP Capital Markets PLC 3.51%, 3/17/25	65,000	65,867
TOTAL FOREIGN CORPORATE BONDS (Cost: $479,164)		531,734

See Notes to Financial Statements.

74	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

February 28, 2017

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS – 9.2%
Argentina – 3.8%
Argentine Republic Government International Bond 7.13%, 7/6/36(c)	200,000		$192,200
Brazil – 1.3%
Brazil Notas do Tesouro Nacional 10.00%, 1/1/23, Series F	200,000	BRL	64,026
Mexico – 2.4%
Mexican Bonos
10.00%, 12/5/24, Series M 20	1,700,000	MXN	99,041
7.75%, 11/13/42, Series M	370,000	MXN	18,367

Total Mexico			117,408
Poland – 1.7%
Republic of Poland Government International Bond 4.00%, 1/22/24	80,000		84,040
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $502,672)			457,674
COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.2%
United States – 7.2%
GS Mortgage Securities Trust 5.87%, 8/10/45, Series 2007-GG10, Class AM(d) (Cost: $366,307)	360,000		361,511
BANK LOANS – 6.0%
Canada – 0.8%
1011778 B.C. Unlimited Liability Co. (Burger King/Tim Hortons) 3.25% (LIBOR + 2.25%; LIBOR base rate 1.00%), 2/14/24, 2017 Term Loan B(d)	36,655		36,696
Netherlands – 0.6%
AerCap Holdings N.V. 3.25% (LIBOR + 2.25%; LIBOR base rate 1.00%), 10/6/23, A Deferred Principal(d)	30,000		30,322
United Kingdom – 0.4%
Virgin Media Investment Holdings Ltd. 3.52% (LIBOR + 2.52%; LIBOR base rate 1.00%), 1/31/25, USD Term Loan I(d)	20,467		20,579
United States – 4.2%
Berry Plastics Group, Inc. 3.28% (LIBOR + 2.28%; LIBOR base rate 1.00%), 10/3/22, Term Loan I(d)	23,747		23,944
First Data Corp. 3.78% (LIBOR + 2.78%; LIBOR base rate 1.00%), 3/24/21, 2016 USD Term Loan(d)	23,335		23,581
Hilton Worldwide Finance LLC
3.50%(LIBOR + 2.50%; LIBOR base rate 1.00%), 10/26/20, Term Loan B1(d)	2,398		2,418
3.28%(LIBOR + 2.70%; LIBOR base rate 0.584%), 10/25/23, Term Loan B2(d)	32,597		32,814
Jaguar Holding Co. II 4.25% (LIBOR + 3.25%; LIBOR base rate 1.00%), 8/18/22, 2015 Term Loan B(d)	24,874		$25,058
Petco Animal Supplies, Inc. 4.29% (LIBOR + 3.29%; LIBOR base rate 1.00%), 1/26/23, 2017 Term Loan B(d)	4,874		4,708
PetSmart, Inc. 4.00% (LIBOR + 3.00%; LIBOR base rate 1.00%), 3/11/22, Term Loan B2(d)	39,300		38,788
Scientific Games International, Inc. 5.00% (LIBOR + 4.00%; LIBOR base rate 1.00%), 10/1/21, 2017 Term Loan B3(d)	20,000		20,342
Univision Communications, Inc. 4.00% (LIBOR + 3.00%; LIBOR base rate 1.00%), 3/1/20, Term Loan C4(d)	39,264		39,466

Total United States			211,119
TOTAL BANK LOANS (Cost: $298,648)			298,716

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%(e)
(Cost: $83,115)(f)	83,115		83,115
TOTAL INVESTMENTS IN SECURITIES – 89.0% (Cost: $4,380,221)			4,453,578
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 11.0%			552,140

NET ASSETS – 100.0%			$5,005,718
†	Principal amount is reported in U.S. dollars unless otherwise noted.

**	Floating rate note. Coupon shown is in effect at February 28, 2017. Date represents the ultimate maturity date.

(a)	To-be-announced (“TBA”) security (See Note 2).

(b)	Security, or portion thereof, was on loan at February 28, 2017 (See Note 2).

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown reflects the accrual rate as of February 28, 2017 on securities with variable or step rates.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2017.

(f)	At February 28, 2017, the total market value of the Fund’s securities on loan was $80,055 and the total market value of the collateral held by the Fund was $83,115.

LIBOR - London Interbank Offered Rate

Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	75

Schedule of Investments (unaudited) (concluded)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

February 28, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/20/2017	AUD	130,000	USD	97,176	$(2,664)
4/20/2017	CNY	470,000	USD	66,766	(1,397)
4/20/2017	EUR	19,001	USD	20,275	39
4/20/2017	JPY	17,190,000	USD	150,269	(3,691)
4/20/2017	TWD	790,000	USD	25,091	(666)
4/20/2017	USD	24,091	IDR	324,560,000	112
4/20/2017	USD	79,632	INR	5,503,389	2,296
4/20/2017	USD	1,052	MXN	23,000	90
4/20/2017	USD	34,989	NOK	300,000	920
					$(4,961)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CNY – Chinese yuan

EUR – Euro

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

TWD – New Taiwan dollar

USD – U.S. dollar

TOTAL RETURN SWAP – LONG EXPOSURE TO REFERENCE ENTITY
Counterparty	Termination Date	Notional Amount	Fund Pays Fixed Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	2/15/46	$70,000	1.923%	U.S. CPI-U NSA	$7,053

CPI-U NSA – Consumer Price Index – All Urban Consumers – Not Seasonally Adjusted

FUTURES CONTRACTS
Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	9	$(1,121,203)	Jun-17	$(3,969)
German Euro Schatz	1	(119,691)	Mar-17	(600)
U.S. Treasury Long Bond	1	(151,656)	Jun-17	(1,524)
U.S. Treasury Ultra Long Term Bond	2	(323,563)	Jun-17	(2,953)
				$(9,046)

See Notes to Financial Statements.

76	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

February 28, 2017

Investments		Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 84.7%
U.S. Treasury Bill – 84.7%
U.S. Treasury Bill 0.51%, 5/18/17*		$40,500,000	$40,456,139
TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 84.7% (Cost: $40,455,522)			40,456,139

	Contracts	Notional Amount
WRITTEN OPTIONS – (0.6)%
S&P 500 Index, Put Strike Price $2,340 Expires 3/17/17**
(Premiums Received: $455,100)	206	(48,204,000)	(284,280)
Cash and Other Assets in Excess of Liabilities – 15.9%			7,618,349

NET ASSETS – 100.0%			$47,790,208
*	Interest rate shown reflects the discount rate at time of purchase.

**	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	77

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 28, 2017

Investments	Principal Amount†		Value
U.S. GOVERNMENT OBLIGATIONS – 34.7%
U.S. Treasury Bonds – 20.7%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	230,546		$268,157
3.38%, 4/15/32	340,040		483,585
0.75%, 2/15/45	92,273		89,560

Total U.S. Treasury Bonds			841,302
U.S. Treasury Notes – 14.0%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19	134,940		143,000
0.63%, 1/15/24	269,025		277,557
U.S. Treasury Note 0.75%, 7/31/18	150,000		149,364

Total U.S. Treasury Notes			569,921
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,372,275)			1,411,223
CORPORATE BONDS – 4.0%
United States – 4.0%
Freeport-McMoRan, Inc. 3.55%, 3/1/22(a)	20,000		18,675
HCA, Inc. 5.38%, 2/1/25	30,000		31,462
Sprint Corp. 7.88%, 9/15/23	100,000		111,500
TOTAL CORPORATE BONDS (Cost: $145,614)			161,637
FOREIGN CORPORATE BONDS – 5.2%
Brazil – 2.6%
Vale Overseas Ltd. 4.38%, 1/11/22	100,000		103,700
Mexico – 2.6%
America Movil S.A.B. de C.V. 5.00%, 3/30/20	100,000		107,377
TOTAL FOREIGN CORPORATE BONDS (Cost: $201,710)			211,077
FOREIGN GOVERNMENT OBLIGATIONS – 26.8%
Australia – 3.6%
Australia Inflation Linked Bond 4.00%, 8/20/20, Series 20CI, Reg S	169,687	AUD	145,907
Brazil – 1.5%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.00%, 8/15/22, Series B	92,197	BRL	30,382
6.00%, 8/15/50, Series B	89,223	BRL	32,715

Total Brazil			63,097
Canada – 3.8%
Canadian Government Inflation Linked Bond
4.25%, 12/1/26	80,414	CAD	85,701
3.00%, 12/1/36	62,339	CAD	68,617

Total Canada			154,318
Mexico – 4.7%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,478,600	MXN	$76,309
2.50%, 12/10/20, Series S	739,300	MXN	36,630
4.50%, 12/4/25, Series S	1,421,731	MXN	77,987

Total Mexico			190,926
South Africa – 2.1%
Republic of South Africa Inflation Linked Bond 5.50%, 12/7/23, Series R197	919,140	ZAR	85,540
Sweden – 3.7%
Sweden Inflation Linked Bond 4.00%, 12/1/20, Series 3102	1,095,057	SEK	150,288
Turkey – 1.9%
Turkey Government Inflation Linked Bond 4.00%, 4/1/20	267,063	TRY	77,172
United Kingdom – 5.5%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	68,802	GBP	117,904
1.25%, 11/22/32, Reg S	55,344	GBP	106,844

Total United Kingdom			224,748
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,471,373)			1,091,996

	Shares
EXCHANGE-TRADED FUNDS – 5.4%
United States – 5.4%
WisdomTree Emerging Markets High Dividend Fund(a)(b)	500		19,970
WisdomTree High Dividend Fund(a)(b)	2,910		201,081
TOTAL EXCHANGE-TRADED FUNDS (Cost: $201,053)			221,051
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
United States – 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%(c)
(Cost: $79,563)(d)	79,563		79,563
TOTAL INVESTMENTS IN SECURITIES – 78.1% (Cost: $3,471,588)			3,176,547
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 21.9%			891,407

NET ASSETS – 100.0%			$4,067,954
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Security, or portion thereof, was on loan at February 28, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of February 28, 2017.

(d)	At February 28, 2017, the total market value of the Fund’s securities on loan was $77,922 and the total market value of the collateral held by the Fund was $79,563.

Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

78	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 28, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/20/2017	AUD	116,190	USD	86,853	$(2,381)
4/20/2017	BRL	160,000	USD	48,840	(2,019)
4/20/2017	CAD	203,000	USD	154,702	1,373
4/20/2017	EUR	43,152	USD	46,046	89
4/20/2017	GBP	109,535	USD	133,976	(2,495)
4/20/2017	MXN	3,844,423	USD	175,817	(15,109)
4/20/2017	SEK	1,490,000	USD	165,266	(584)
4/20/2017	USD	56,826	JPY	6,540,000	1,749
4/20/2017	USD	86,420	ZAR	1,175,846	2,710
					$(16,667)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

EUR – Euro

GBP – British pound

JPY – Japanese yen

MXN – Mexican peso

SEK – Swedish krona

TRY – Turkish New lira

USD – U.S. dollar

ZAR – South African rand

FUTURES CONTRACTS
Long Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Copper	1	$68,163	Jul-17	$3,982
Corn	4	78,750	Dec-17	5,000
Gasoline RBOB	2	147,890	Jul-17	(4,427)
				$4,555

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	79

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

February 28, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 89.4%
U.S. Treasury Bills – 89.4%
U.S. Treasury Bills
0.48%, 3/16/17*(a)	$7,525,000	$7,523,766
0.51%, 4/27/17*	136,320,000	136,216,397
0.54%, 5/18/17*	30,020,000	29,987,488
TOTAL INVESTMENTS IN SECURITIES – 89.4%
(Cost: $173,721,564)		173,727,651
Cash and Other Assets in Excess of Liabilities – 10.6%		20,662,581

NET ASSETS – 100.0%		$194,390,232
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/15/2017	JPY	839,033,000	USD	7,381,085	$(121,326)
3/15/2017	JPY	15,189,000	USD	134,060	(1,756)
3/15/2017	JPY	20,217,000	USD	178,336	(2,439)
3/15/2017	JPY	17,963,000	USD	153,308	(7,313)
3/15/2017	JPY	18,493,000	USD	158,426	(6,934)
3/15/2017	USD	274,914	JPY	31,992,000	11,150
3/15/2017	USD	138,295	JPY	15,823,000	3,190
3/15/2017	USD	139,174	JPY	15,992,000	3,823
3/15/2017	USD	165,331	JPY	18,775,000	2,550
3/15/2017	USD	299,493	JPY	33,725,000	2,067
3/15/2017	USD	12,805	JPY	1,442,000	89
3/15/2017	USD	206,102	JPY	23,204,000	1,382
3/15/2017	USD	227,596	JPY	25,707,000	2,269
3/15/2017	USD	6,635,772	JPY	744,235,000	18,980
6/21/2017	JPY	744,235,000	USD	6,664,383	(19,428)
6/21/2017	JPY	30,727,000	USD	275,150	(802)
					$(114,498)

CURRENCY LEGEND

USD – U.S. dollar

JPY – Japanese yen

FUTURES CONTRACTS
Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	55	$(6,851,797)	Jun-17	$(36,938)
British Pound Currency	131	(10,180,338)	Jun-17	61,956
Cocoa	512	(9,830,400)	Jul-17	883,160
Coffee “C”	127	(6,900,862)	Jul-17	(1,143)
Euro Currency	77	(10,247,738)	Jun-17	43,106
Swiss Franc Currency	82	(10,268,450)	Jun-17	(59,050)
U.S. Treasury Long Bond	45	(6,824,531)	Jun-17	(93,852)
				$797,239
Long Exposure
Australian Dollar Currency	133	$10,174,500	Jun-17	$75,711
Canadian Dollar Currency	90	6,779,250	Jun-17	(140,679)
Copper	152	10,313,200	May-17	(93,075)
Cotton No. 2	264	10,227,360	Jul-17	170,719
Gasoline RBOB	137	10,155,810	Jun-17	(111,118)
Gold 100 Ounce	54	6,788,880	Jun-17	360
Live Cattle	161	6,926,220	Jun-17	175,498
NY Harbor ULSD	146	10,166,856	Jun-17	20,767
Silver	74	6,857,950	Jul-17	(1,949)
Soybean	132	6,893,700	Jul-17	14,399
WTI Crude	187	10,238,250	Jun-17	66,200
				$176,833
Total				$974,072

See Notes to Financial Statements.

80	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2017

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Indian Rupee Strategy Fund
ASSETS:

Investments, at cost	$190,513,162	$28,994,291	$29,237,958	$31,298,999	$7,252,904

Repurchase agreements, at cost	—	3,943,000	13,500,000	14,810,000	3,528,000

Foreign currency, at cost	—	—	60	—	—
Investments in securities, at value (Note 2)	190,519,236	28,994,573	29,238,473	31,299,900	7,252,913

Repurchase agreements, at value (Note 2)	—	3,943,000	13,500,000	14,810,000	3,528,000

Cash	2,260,966	10,451	245,615	281,745	66,108

Foreign currency, at value	—	—	61	—	—

Unrealized appreciation on foreign currency contracts	2,280,025	1,275,609	659,773	895,920	258,629

Receivables:

Investment securities sold	1,699,345	—	—	—	—

Interest	—	58	203	221	53
Total Assets	196,759,572	34,223,691	43,644,125	47,287,786	11,105,703
LIABILITIES:

Unrealized depreciation on foreign currency contracts	1,442,373	195,996	131,732	69,380	—

Payables:

Investment securities purchased	—	11,998,000	—	—	—

Capital shares redeemed	2,747,677	—	—	—	—

Cash collateral segregated for foreign currency contracts	160,000	—	—	—	—

Advisory fees (Note 3)	76,131	7,577	14,981	20,035	3,807

Service fees (Note 2)	670	75	147	160	37
Total Liabilities	4,426,851	12,201,648	146,860	89,575	3,844
NET ASSETS	$192,332,721	$22,022,043	$43,497,265	$47,198,211	$11,101,859
NET ASSETS:

Paid-in capital	$193,608,938	$120,209,817	$46,784,856	$95,342,762	$13,011,207

Accumulated net investment loss	(677,719)	(37,371)	(388,469)	(145,206)	(21,546)

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(1,442,224)	(99,230,298)	(3,427,679)	(48,826,786)	(2,146,440)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	843,726	1,079,895	528,557	827,441	258,638
NET ASSETS	$192,332,721	$22,022,043	$43,497,265	$47,198,211	$11,101,859
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,000,000	1,200,000	1,800,000	2,600,000	500,000
Net asset value per share	$27.48	$18.35	$24.17	$18.15	$22.20

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	81

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2017

	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund	WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund
ASSETS:

Investments, at cost	$16,055,495	$17,515,843	$23,713,879	$16,856,544	$124,373,204

Repurchase agreements, at cost	2,000,000	—	—	—	—

Foreign currency, at cost	119,061	37,951	—	—	—
Investments in securities, at value[1,3] (Note 2)	14,627,322	18,077,719	23,870,962	16,976,643	124,294,030

Repurchase agreements, at value (Note 2)	2,000,000	—	—	—	—

Cash	706,565	3,768	1,640,438	918,668	5,212,159

Deposits at broker for futures contracts	—	—	249,400	369,000	—

Foreign currency, at value	121,455	37,958	—	—	—

Unrealized appreciation on foreign currency contracts	145,880	—	—	—	—

Receivables:

Investment securities sold	—	—	1,196,404	306,155 [4]	7,293,065

Interest	160,749	206,658	136,499	97,808	964,604

Net variation margin on futures contracts	—	—	2,000	—	—
Total Assets	17,761,971	18,326,103	27,095,703	18,668,274	137,763,858
LIABILITIES:

Unrealized depreciation on foreign currency contracts	69,104	—	—	—	—

Securities sold short, at value[2]	—	—	311,883	—	222,051

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	—	—	8,100	360,375

Investment securities purchased	—	—	2,729,867	1,112,231	12,455,685

Advisory fees (Note 3)	7,430	4,196	3,755	3,778	11,201

Service fees (Note 2)	60	61	72	59	411

Net variation margin on futures contracts	—	—	—	22,036	—

Foreign capital gains tax	2,263	—	—	—	—

Interest on securities sold short	—	—	583	—	367
Total Liabilities	78,857	4,257	3,046,160	1,146,204	13,050,090
NET ASSETS	$17,683,114	$18,321,846	$24,049,543	$17,522,070	$124,713,768
NET ASSETS:

Paid-in capital	$29,270,727	$14,429,721	$26,611,747	$20,115,161	$125,114,025

Undistributed net investment income/(Accumulated net investment loss)	10,354	18,390	(21,027)	(6,557)	(91,969)

Accumulated net realized gain (loss) on investments, futures contracts, securities sold short, foreign currency contracts and foreign currency related transactions	(10,247,708)	3,307,189	(2,653,452)	(2,578,086)	(227,907)

Net unrealized appreciation (depreciation) on investments, futures contracts, securities sold short, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,350,259)	566,546	112,275	(8,448)	(80,381)
NET ASSETS	$17,683,114	$18,321,846	$24,049,543	$17,522,070	$124,713,768
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	400,000	1,000,000	500,000	400,000	2,500,000
Net asset value per share	$44.21	$18.32	$48.10	$43.81	$49.89
[1] Includes market value of securities out on loan of:	—	—	—	—	$351,822

[2] Proceeds received on securities sold short were as follows:	—	—	$311,133	—	$220,844

[3] Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

[4] Includes market value of securities out on loan of $7,823 which are in the process of recall from the borrower.

See Notes to Financial Statements.

82	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2017

	WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Negative Duration High Yield Bond Fund
ASSETS:

Investments, at cost	$1,247,521	$55,926,245	$259,263,269	$48,452,870	$13,252,256

Foreign currency, at cost	—	—	951,874	—	—
Investments in securities, at value[1,2] (Note 2)	1,248,616	56,636,555	226,895,071	49,008,741	13,468,804

Cash	3,027	1,642,058	5,815,267	119,858	181,472

Deposits at broker for futures contracts	—	80,004	—	160,400	219,000

Foreign currency, at value	—	—	950,698	—	—

Unrealized appreciation on foreign currency contracts	—	—	100,495	—	—

Receivables:

Investment securities sold	95,190	—	3,084,513	225,779	97,964

Capital shares sold	—	—	—	2,396,981	—

Interest	703	786,403	4,194,600	839,107	223,255

Foreign tax reclaims	—	—	1,678	—	—

Net variation margin on futures contracts	—	859	—	11,944	—
Total Assets	1,347,536	59,145,879	241,042,322	52,762,810	14,190,495
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	11,394	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	1,969,198	—	5,285,435	1,357,873

Investment securities purchased	95,071	—	—	1,963,221	198,950

Advisory fees (Note 3)	144	26,205	100,503	12,831	4,494

Service fees (Note 2)	4	192	804	131	41

Net variation margin on futures contracts	—	—	—	—	10,548

Foreign capital gains tax	—	—	30,090	—	—
Total Liabilities	95,219	1,995,595	142,791	7,261,618	1,571,906
NET ASSETS	$1,252,317	$57,150,284	$240,899,531	$45,501,192	$12,618,589
NET ASSETS:

Paid-in capital	$1,249,653	$65,834,634	$308,924,578	$46,306,374	$14,212,535

Undistributed net investment income/(Accumulated net investment loss)	97	65,529	479,086	(59,320)	(13,510)

Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	1,472	(9,462,056)	(36,210,421)	(1,277,327)	(1,721,156)

Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,095	712,177	(32,293,712)	531,465	140,720
NET ASSETS	$1,252,317	$57,150,284	$240,899,531	$45,501,192	$12,618,589
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	50,000	800,000	6,500,000	1,900,000	600,000
Net asset value per share	$25.05	$71.44	$37.06	$23.95	$21.03
[1] Includes market value of securities out on loan of:	—	$3,009,675	—	$5,105,190	$1,313,793

[2] Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	83

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2017

	WisdomTree Strategic Corporate Bond Fund	WisdomTree Western Asset Unconstrained Bond Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Global Real Return Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$7,234,366	$4,380,221	$40,455,522	$3,270,535	$173,721,564

Investment in affiliates, at cost (Note 3)	—	—	—	201,053	—

Foreign currency, at cost	91,120	29,795	—	47,994	—

Foreign currency deposits at broker for futures contracts, at cost	—	19,646	—	—	—

Investments in securities, at value[1,3] (Note 2)	7,305,016	4,453,578	40,456,139	2,955,496	173,727,651

Investment in affiliates, at value (Note 3)	—	—	—	221,051	—

Cash	80,601	647,236	8,297,218	901,368	20,344,704

Deposits at broker for futures contracts	—	35,006	—	19,524	—

Foreign currency, at value	91,082	32,045	—	48,203	—

Foreign currency deposits at broker for futures contracts, at value	—	19,546	—	—	—

Cash collateral segregated for written options	—	—	4,420,000	—	—

Unrealized appreciation on foreign currency contracts	1,342	3,457	—	5,921	45,500

Unrealized appreciation on swap contracts	—	7,053	—	—	—

Receivables:

Investment securities sold	186,883	19,313	—	—	—

Capital shares sold	—	—	1,406,090	—	—

Interest	86,129	35,300	—	19,566	—

Net variation margin on futures contracts	—	—	—	850	531,256
Total Assets	7,751,053	5,252,534	54,579,447	4,171,979	194,649,111
LIABILITIES:

Unrealized depreciation on foreign currency contracts	14	8,418	—	22,588	159,998

Written options, at value[2]	—	—	284,280	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	227,655	83,115	—	79,563	—

Investment securities purchased	50,348	151,998	6,493,092	—	—

Advisory fees (Note 3)	2,567	2,108	11,730	1,861	98,219

Service fees (Note 2)	25	17	137	13	662

Net variation margin on futures contracts	—	1,160	—	—	—
Total Liabilities	280,609	246,816	6,789,239	104,025	258,879
NET ASSETS	$7,470,444	$5,005,718	$47,790,208	$4,067,954	$194,390,232
NET ASSETS:

Paid-in capital	$7,523,305	$4,998,517	$46,156,753	$4,566,495	$204,617,308

Undistributed net investment income/(Accumulated net investment loss)	1,291	1,159	(12,117)	(6,097)	(3,035,210)

Accumulated net realized gain (loss) on investments, futures contracts, written options and swaptions, foreign currency contracts and foreign currency related transactions	(125,968)	(62,606)	1,474,135	(185,525)	(8,057,527)

Net unrealized appreciation (depreciation) on investments, swap contracts, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	71,816	68,648	171,437	(306,919)	865,661
NET ASSETS	$7,470,444	$5,005,718	$47,790,208	$4,067,954	$194,390,232
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	100,000	1,700,004	100,000	4,800,000
Net asset value per share	$74.70	$50.06	$28.11	$40.68	$40.50
[1] Includes market value of securities out on loan of:	$218,957	$80,055	—	$77,922	—

[2] Premiums received on written options were as follows:	—	—	$455,100	—	—

[3] Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

84	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2017

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Indian Rupee Strategy Fund
INVESTMENT INCOME:

Interest	$335,680	$43,811	$82,408	$82,570	$19,323
Total investment income	335,680	43,811	82,408	82,570	19,323
EXPENSES:

Advisory fees (Note 3)	524,299	54,539	104,036	129,053	24,250

Service fees (Note 2)	4,614	534	1,018	1,032	237
Total expenses	528,913	55,073	105,054	130,085	24,487
Net investment loss	(193,233)	(11,262)	(22,646)	(47,515)	(5,164)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(610)	24	(89)	(33)	—

Foreign currency contracts and foreign currency related transactions	9,683,186	1,338,211	(1,547,293)	18,054	134,436

Net realized gain (loss)	9,682,576	1,338,235	(1,547,382)	18,021	134,436

Net change in unrealized appreciation (depreciation) from:

Investment transactions	2,047	(190)	(163)	404	(151)

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(615,635)	401,035	918,588	477,232	192,900

Net change in unrealized appreciation (depreciation)	(613,588)	400,845	918,425	477,636	192,749
Net realized and unrealized gain (loss) on investments	9,068,988	1,739,080	(628,957)	495,657	327,185
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,875,755	$1,727,818	$(651,603)	$448,142	$322,021

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	85

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2017

	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund	WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund
INVESTMENT INCOME:

Interest[1]	$346,365	$585,436	$215,731	$149,084	$1,517,645

Securities lending income (Note 2)	201	—	66	156	1,519
Total investment income	346,566	585,436	215,797	149,240	1,519,164
EXPENSES:

Advisory fees (Note 3)	73,191	91,403	25,029	20,973	112,542

Service fees (Note 2)	586	894	479	330	2,476
Total expenses	73,777	92,297	25,508	21,303	115,018
Expense waivers (Note 3)	—	(30,468)	—	—	(45,017)
Net expenses	73,777	61,829	25,508	21,303	70,001
Net investment income	272,789	523,607	190,289	127,937	1,449,163
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,519,233)	25,864	(47,864)	(20,322)	(151,419)

In-kind redemptions	—	5,820,346	19,449	—	—

Futures contracts	—	—	733,800	979,798	—

Securities sold short	—	—	4,723	—	(2,293)

Foreign currency contracts and foreign currency related transactions	(40,133)	35,533	—	—	—
Net realized gain (loss)	(1,559,366)	5,881,743	710,108	959,476	(153,712)

Net change in unrealized appreciation (depreciation) from:

Investment transactions[2]	283,050	(4,726,164)	(596,304)	(364,385)	(3,897,579)

Futures contracts	—	—	(55,676)	(143,790)	—

Securities sold short	—	—	(774)	—	3,418

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	22,504	(2,589)	—	—	—
Net change in unrealized appreciation (depreciation)	305,554	(4,728,753)	(652,754)	(508,175)	(3,894,161)
Net realized and unrealized gain (loss) on investments	(1,253,812)	1,152,990	57,354	451,301	(4,047,873)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(981,023)	$1,676,597	$247,643	$579,238	$(2,598,710)
[1] Net of foreign withholding tax of:	$11,720	—	—	—	—

[2] Net of foreign capital gain tax credit of:	$575	—	—	—	—

See Notes to Financial Statements.

86	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2017

	WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Negative Duration High Yield Bond Fund
INVESTMENT INCOME:

Interest[1]	$3,805	$1,299,556	$7,694,392	$498,076	$248,283

Securities lending income (Note 2)	—	9,940	—	11,671	6,158
Total investment income	3,805	1,309,496	7,694,392	509,747	254,441
EXPENSES:

Advisory fees (Note 3)	1,242	168,528	708,232	38,024	21,953

Service fees (Note 2)	27	1,236	5,665	389	201
Total expenses	1,269	169,764	713,897	38,413	22,154
Expense waivers (Note 3)	(311)	—	—	—	—
Net expenses	958	169,764	713,897	38,413	22,154
Net investment income	2,847	1,139,732	6,980,495	471,334	232,287
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	1,700	(581,730)	(8,115,125)	12,760	46,976

In-kind redemptions	—	—	(7,377,850)	—	—

Futures contracts	—	110,673	—	69,998	548,090

Foreign currency contracts and foreign currency related transactions	—	—	(58,234)	—	—
Net realized gain (loss)	1,700	(471,057)	(15,551,209)	82,758	595,066

Net change in unrealized appreciation (depreciation) from:

Investment transactions[3]	(468)	21,090	9,119,002	381,517	145,036

Futures contracts	—	1,867	—	(29,219)	(83,533)

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	—	—	(9,464)	—	—
Net change in unrealized appreciation (depreciation)	(468)	22,957	9,109,538	352,298	61,503
Net realized and unrealized gain (loss) on investments	1,232	(448,100)	(6,441,671)	435,056	656,569
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,079	$691,632	$538,824	$906,390	$888,856
[1] Net of foreign withholding tax of:	—	—	$138,219	—	—

[2] Net of foreign capital gains tax withheld of:	—	—	$99,155	—	—

[3] Net of foreign capital gain tax credit of:	—	—	$184,903	—	—

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	87

Statements of Operations (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2017

	WisdomTree Strategic Corporate Bond Fund	WisdomTree Western Asset Unconstrained Bond Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Global Real Return Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$—	$—	$—	$3,827	$—

Interest	150,000	88,781	38,859	44,528	294,480

Securities lending income (Note 2)	1,834	513	—	2,973	—
Total investment income	151,834	89,294	38,859	51,328	294,480
EXPENSES:

Advisory fees (Note 3)	18,501	14,757	58,350	12,162	718,751

Service fees (Note 2)	163	108	583	89	4,214
Total expenses	18,664	14,865	58,933	12,251	722,965
Expense waivers (Note 3)	(1,850)	(1,230)	(7,957)	—	(95,833)
Net expenses	16,814	13,635	50,976	12,251	627,132
Net investment income (loss)	135,020	75,659	(12,117)	39,077	(332,652)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	17,773	25,692	12	(62,086)	447

Investment transactions in affiliates (Note 3)	—	—	—	(61,629)	—

Futures contracts	—	140,368	—	21,834	(5,722,723)

Written options and swaptions	—	4,920	1,560,045	—	—

Foreign currency contracts and foreign currency related transactions	29,517	(1,087)	—	31,279	771,452

Payments by sub-advisor (Note 3)	—	—	—	—	109,900
Net realized gain (loss)	47,290	169,893	1,560,057	(70,602)	(4,840,924)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(172,282)	(109,287)	(259)	87,313	2,310

Swap contracts	—	7,053	—	—	—

Futures contracts	—	(11,056)	—	21,296	3,328,526

Written options	—	—	176,520	—	—

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,570)	(3,173)	—	(11,239)	(1,618,271)
Net change in unrealized appreciation (depreciation)	(173,852)	(116,463)	176,261	97,370	1,712,565
Net realized and unrealized gain (loss) on investments	(126,562)	53,430	1,736,318	26,768	(3,128,359)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,458	$129,089	$1,724,201	$65,845	$(3,461,011)

See Notes to Financial Statements.

88	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Brazilian Real Strategy Fund		WisdomTree Chinese Yuan Strategy Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(193,233)	$(914,924)	$(11,262)	$(46,519)	$(22,646)	$150,165

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	9,682,576	(12,794,798)	1,338,235	2,069,057	(1,547,382)	(4,034,675)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(613,588)	3,108,928	400,845	2,470,588	918,425	3,424,897
Net increase (decrease) in net assets resulting from operations	8,875,755	(10,600,794)	1,727,818	4,493,126	(651,603)	(459,613)
DISTRIBUTIONS:

Capital gains	—	(15,774,360)	—	—	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,798,792	220,189,235	6,948,413	2,960,303	—	5,011,021

Cost of shares redeemed	(67,401,025)	(297,438,458)	(10,102,207)	—	(4,694,536)	(44,535,345)
Net increase (decrease) in net assets resulting from capital share transactions	(53,602,233)	(77,249,223)	(3,153,794)	2,960,303	(4,694,536)	(39,524,324)
Net Increase (Decrease) in Net Assets	(44,726,478)	(103,624,377)	(1,425,976)	7,453,429	(5,346,139)	(39,983,937)
NET ASSETS:

Beginning of period	$237,059,199	$340,683,576	$23,448,019	$15,994,590	$48,843,404	$88,827,341

End of period	$192,332,721	$237,059,199	$22,022,043	$23,448,019	$43,497,265	$48,843,404
Accumulated net investment loss included in net assets at end of period	$(677,719)	$(484,486)	$(37,371)	$(26,109)	$(388,469)	$(365,823)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,000,000	11,900,000	1,400,000	1,200,000	2,000,000	3,600,000

Shares created	500,000	8,100,000	400,000	200,000	—	200,000

Shares redeemed	(2,500,000)	(11,000,000)	(600,000)	—	(200,000)	(1,800,000)
Shares outstanding, end of period	7,000,000	9,000,000	1,200,000	1,400,000	1,800,000	2,000,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	89

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Emerging Currency Strategy Fund		WisdomTree Indian Rupee Strategy Fund		WisdomTree Asia Local Debt Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(47,515)	$(185,163)	$(5,164)	$(31,315)	$272,789	$697,538

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	18,021	(737,959)	134,436	50,334	(1,559,366)	(3,989,494)

Net change in unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	477,636	3,116,097	192,749	463,806	305,554	6,021,883
Net increase (decrease) in net assets resulting from operations	448,142	2,192,975	322,021	482,825	(981,023)	2,729,927
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	—	—	—	(233,500)	(297,000)

Return of capital	—	—	—	—	—	(396,500)
Total dividends and distributions	—	—	—	—	(233,500)	(693,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	8,951,583	22,466,752	—	2,096,836	4,539,731	—

Cost of shares redeemed	(5,331,140)	(34,248,709)	—	(4,154,598)	(13,008,768)	(13,243,438)
Net increase (decrease) in net assets resulting from capital share transactions	3,620,443	(11,781,957)	—	(2,057,762)	(8,469,037)	(13,243,438)
Net Increase (Decrease) in Net Assets	4,068,585	(9,588,982)	322,021	(1,574,937)	(9,683,560)	(11,207,011)
NET ASSETS:

Beginning of period	$43,129,626	$52,718,608	$10,779,838	$12,354,775	$27,366,674	$38,573,685

End of period	$47,198,211	$43,129,626	$11,101,859	$10,779,838	$17,683,114	$27,366,674
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$(145,206)	$(97,691)	$(21,546)	$(16,382)	$10,354	$(28,935)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,400,000	3,100,000	500,000	600,000	600,000	900,000

Shares created	500,000	1,300,000	—	100,000	100,000	—

Shares redeemed	(300,000)	(2,000,000)	—	(200,000)	(300,000)	(300,000)
Shares outstanding, end of period	2,600,000	2,400,000	500,000	500,000	400,000	600,000

See Notes to Financial Statements.

90	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Australia & New Zealand Debt Fund		WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund		WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$523,607	$3,644,553	$190,289	$407,836	$127,937	$228,138

Net realized gain (loss) on investments, futures contracts, securities sold short, foreign currency contracts and foreign currency related transactions	5,881,743	(771,571)	710,108	(858,097)	959,476	(1,043,009)

Net change in unrealized appreciation (depreciation) on investments, futures contracts, securities sold short and translation of assets and liabilities denominated in foreign currencies	(4,728,753)	18,163,823	(652,754)	770,325	(508,175)	415,583
Net increase (decrease) in net assets resulting from operations	1,676,597	21,036,805	247,643	320,064	579,238	(399,288)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(385,000)	(2,012,444)	(218,108)	(448,000)	(136,080)	(265,500)

Return of capital	—	(806,556)	—	—	—	—
Total dividends and distributions	(385,000)	(2,819,000)	(218,108)	(448,000)	(136,080)	(265,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,761,428	92,614,246	4,815,282	—	4,400,309	4,463,963

Cost of shares redeemed	(140,881,714)	(58,053,513)	(4,800,679)	(4,790,072)	—	(8,887,513)
Net increase (decrease) in net assets resulting from capital share transactions	(139,120,286)	34,560,733	14,603	(4,790,072)	4,400,309	(4,423,550)
Net Increase (Decrease) in Net Assets	(137,828,689)	52,778,538	44,138	(4,918,008)	4,843,467	(5,088,338)
NET ASSETS:

Beginning of period	$156,150,535	$103,371,997	$24,005,405	$28,923,413	$12,678,603	$17,766,941

End of period	$18,321,846	$156,150,535	$24,049,543	$24,005,405	$17,522,070	$12,678,603
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$18,390	$(120,217)	$(21,027)	$6,792	$(6,557)	$1,586
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,400,000	6,200,000	500,000	600,000	300,000	400,000

Shares created	100,000	5,600,000	100,000	—	100,000	100,000

Shares redeemed	(7,500,000)	(3,400,000)	(100,000)	(100,000)	—	(200,000)
Shares outstanding, end of period	1,000,000	8,400,000	500,000	500,000	400,000	300,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	91

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Bloomberg Floating Rate Treasury Fund		WisdomTree Emerging Markets Corporate Bond Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,449,163	$1,352,264	$2,847	$2,455	$1,139,732	$2,735,297

Net realized gain (loss) on investments, futures contracts and securities sold short	(153,712)	525,692	1,700	35	(471,057)	(6,207,867)

Net change in unrealized appreciation (depreciation) on investments, futures contracts and securities sold short	(3,894,161)	3,862,385	(468)	757	22,957	7,727,411
Net increase (decrease) in net assets resulting from operations	(2,598,710)	5,740,341	4,079	3,247	691,632	4,254,841
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(1,548,630)	(1,443,500)	(3,094)	(1,550)	(1,084,000)	(2,725,500)

Capital gains	(502,964)	—	—	—	—	—
Total dividends and distributions	(2,051,594)	(1,443,500)	(3,094)	(1,550)	(1,084,000)	(2,725,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	20,079,148	100,024,193	—	—	—	—

Cost of shares redeemed	—	(100)	—	—	—	(26,942,577)
Net increase (decrease) in net assets resulting from capital share transactions	20,079,148	100,024,093	—	—	—	(26,942,577)
Net Increase (Decrease) in Net Assets	15,428,844	104,320,934	985	1,697	(392,368)	(25,413,236)
NET ASSETS:

Beginning of period	$109,284,924	$4,963,990	$1,251,332	$1,249,635	$57,542,652	$82,955,888

End of period	$124,713,768	$109,284,924	$1,252,317	$1,251,332	$57,150,284	$57,542,652
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$(91,969)	$7,498	$97	$344	$65,529	$9,797
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,100,000	100,002	50,000	50,000	800,000	1,200,000

Shares created	400,000	2,000,000	—	—	—	—

Shares redeemed	—	(2)	—	—	—	(400,000)
Shares outstanding, end of period	2,500,000	2,100,000	50,000	50,000	800,000	800,000

See Notes to Financial Statements.

92	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Emerging Markets Local Debt Fund		WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Negative Duration High Yield Bond Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,980,495	$23,214,143	$471,334	$679,592	$232,287	$500,323

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(15,551,209)	(110,449,091)	82,758	(778,226)	595,066	(1,344,692)

Net change in unrealized appreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	9,109,538	122,615,061	352,298	837,275	61,503	439,434
Net increase (decrease) in net assets resulting from operations	538,824	35,380,113	906,390	738,641	888,856	(404,935)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(6,003,000)	(7,711,000)	(537,500)	(676,500)	(248,232)	(499,500)

Return of capital	—	(12,542,500)	—	—	—	—
Total dividends and distributions	(6,003,000)	(20,253,500)	(537,500)	(676,500)	(248,232)	(499,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	29,207,337	125,325,367	33,431,558	—	4,224,990	2,067,862

Cost of shares redeemed	(109,877,202)	(292,684,937)	(2,336,232)	(6,883,821)	(1,959,249)	(3,949,815)
Net increase (decrease) in net assets resulting from capital share transactions	(80,669,865)	(167,359,570)	31,095,326	(6,883,821)	2,265,741	(1,881,953)
Net Increase (Decrease) in Net Assets	(86,134,041)	(152,232,957)	31,464,216	(6,821,680)	2,906,365	(2,786,388)
NET ASSETS:

Beginning of period	$327,033,572	$479,266,529	$14,036,976	$20,858,656	$9,712,224	$12,498,612

End of period	$240,899,531	$327,033,572	$45,501,192	$14,036,976	$12,618,589	$9,712,224
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$479,086	$(498,409)	$(59,320)	$6,846	$(13,510)	$2,435
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,700,000	13,400,000	600,000	900,000	500,000	600,000

Shares created	800,000	3,500,000	1,400,000	—	200,000	100,000

Shares redeemed	(3,000,000)	(8,200,000)	(100,000)	(300,000)	(100,000)	(200,000)
Shares outstanding, end of period	6,500,000	8,700,000	1,900,000	600,000	600,000	500,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	93

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Strategic Corporate Bond Fund		WisdomTree Western Asset Unconstrained Bond Fund		WisdomTree CBOE S&P 500 PutWrite Strategy Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Period February 24, 2016* through August 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$135,020	$257,018	$75,659	$175,506	$(12,117)	$(7,402)

Net realized gain (loss) on investments, futures contracts, written options and swaptions, foreign currency contracts and foreign currency related transactions	47,290	(71,555)	169,893	(133,477)	1,560,057	549,705

Net change in unrealized appreciation (depreciation) on investments, swap contracts, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(173,852)	373,557	(116,463)	198,550	176,261	(4,824)
Net increase in net assets resulting from operations	8,458	559,020	129,089	240,579	1,724,201	537,479
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(136,500)	(254,500)	(74,500)	(180,515)	—	—

Capital gains	—	—	—	—	(620,193)	—

Return of capital	—	—	—	(1,486)	—	—
Total dividends and distributions	(136,500)	(254,500)	(74,500)	(182,001)	(620,193)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	—	—	37,285,355	16,975,517

Cost of shares redeemed	—	—	—	(97)	(6,828,637)	(1,283,614)
Net increase (decrease) in net assets resulting from capital share transactions	—	—	—	(97)	30,456,718	15,691,903
Net Increase (Decrease) in Net Assets	(128,042)	304,520	54,589	58,481	31,560,726	16,229,382
NET ASSETS:

Beginning of period	$7,598,486	$7,293,966	$4,951,129	$4,892,648	$16,229,482	$100

End of period	$7,470,444	$7,598,486	$5,005,718	$4,951,129	$47,790,208	$16,229,482
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$1,291	$2,771	$1,159	$—	$(12,117)	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	100,000	100,000	100,002	600,004	4

Shares created	—	—	—	—	1,350,000	650,000

Shares redeemed	—	—	—	(2)	(250,000)	(50,000)
Shares outstanding, end of period	100,000	100,000	100,000	100,000	1,700,004	600,004
*	Commencement of operations.

See Notes to Financial Statements.

94	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Global Real Return Fund (consolidated)		WisdomTree Managed Futures Strategy Fund (consolidated)
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$39,077	$82,062	$(332,652)	$(1,554,571)

Net realized gain (loss) on investments, payments by sub-advisor, futures contracts, foreign currency contracts and foreign currency related transactions	(70,602)	2,109	(4,840,924)	4,506,830

Net change in unrealized appreciation (depreciation) on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	97,370	118,134	1,712,565	(2,698,738)
Net increase (decrease) in net assets resulting from operations	65,845	202,305	(3,461,011)	253,521
DIVIDENDS:

Net investment income	(131,460)	(177,301)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	41,339,232	8,361,498

Cost of shares redeemed	—	—	(24,428,521)	(41,757,098)
Net increase in net assets resulting from capital share transactions	—	—	16,910,711	(33,395,600)
Net Increase (Decrease) in Net Assets	(65,615)	25,004	13,449,700	(33,142,079)
NET ASSETS:

Beginning of period	$4,133,569	$4,108,565	$180,940,532	$214,082,611

End of period	$4,067,954	$4,133,569	$194,390,232	$180,940,532
Undistributed net investment income/(Accumulated net investment loss) included in net assets at end of period	$(6,097)	$86,286	$(3,035,210)	$(2,702,558)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	100,000	4,400,000	5,200,000

Shares created	—	—	1,000,000	200,000

Shares redeemed	—	—	(600,000)	(1,000,000)
Shares outstanding, end of period	100,000	100,000	4,800,000	4,400,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	95

Financial Highlights

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$26.34	$28.63	$25.11	$25.12
Investment operations:
Net investment loss[1]	(0.02)	(0.10)	(0.13)	(0.08)
Net realized and unrealized gain (loss)	1.16	(0.42)[2]	4.08	0.07
Total from investment operations	1.14	(0.52)	3.95	(0.01)
Distributions to shareholders:
Capital gains	—	(1.77)	(0.43)	—
Net asset value, end of period	$27.48	$26.34	$28.63	$25.11

TOTAL RETURN[3]	4.33%	(2.05)%[4]	15.83%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$192,333	$237,059	$340,684	$55,245
Ratios to average net assets of:
Expenses	0.50%[5]	0.50%	0.50%	0.51%[5,6]
Net investment loss	(0.18)%[5]	(0.35)%	(0.48)%	(0.48)%[5]
Portfolio turnover rate[7]	0%	0%	0%	0%

WisdomTree Brazilian Real Strategy Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Net asset value, beginning of period	$16.75	$13.33	$19.48	$16.83	$18.81	$28.99
Investment operations:
Net investment loss[1]	(0.01)	(0.04)	(0.07)	(0.07)	(0.07)	(0.09)
Net realized and unrealized gain (loss)	1.61	3.46	(6.08)	2.72	(1.91)	(4.36)
Total from investment operations	1.60	3.42	(6.15)	2.65	(1.98)	(4.45)
Distributions to shareholders:
Capital gains	—	—	—	—	—	(5.73)
Net asset value, end of period	$18.35	$16.75	$13.33	$19.48	$16.83	$18.81

TOTAL RETURN[3]	9.55%	25.66%	(31.57)%	15.75%	(10.53)%	(16.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,022	$23,448	$15,995	$31,163	$40,397	$63,942
Ratios to average net assets of:
Expenses	0.45%[5]	0.45%	0.45%	0.46%[8]	0.45%	0.45%
Net investment loss	(0.09)%[5]	(0.26)%	(0.40)%	(0.40)%	(0.39)%	(0.38)%
Portfolio turnover rate[7]	0%	0%	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Includes a voluntary reimbursement from the sub-advisor of $0.01 per share for investment losses on certain foreign exchange transactions during the period.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.50%.

[7]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation as well.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.45%.

See Notes to Financial Statements.

96	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Net asset value, beginning of period	$24.42	$24.67	$25.35	$26.22	$25.22	$25.81
Investment operations:
Net investment income (loss)[1]	(0.01)	0.06	0.06	(0.03)	0.00[2]	(0.06)
Net realized and unrealized gain (loss)	(0.24)	(0.31)	(0.64)	0.20	1.20	0.02
Total from investment operations	(0.25)	(0.25)	(0.58)	0.17	1.20	(0.04)
Dividends and distributions to shareholders:
Net investment income	—	—	—	(0.21)	—	—
Capital gains	—	—	(0.10)	(0.83)	(0.20)	(0.55)
Total dividends and distributions to shareholders	—	—	(0.10)	(1.04)	(0.20)	(0.55)
Net asset value, end of period	$24.17	$24.42	$24.67	$25.35	$26.22	$25.22

TOTAL RETURN[3]	(1.02)%	(1.01)%	(2.30)%	0.63%	4.78%	(0.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$43,497	$48,843	$88,827	$152,119	$215,015	$267,383
Ratios to average net assets of:
Expenses	0.45%[4]	0.45%	0.45%	0.46%[5]	0.45%	0.45%
Net investment income (loss)	(0.10)%[4]	0.26%	0.24%	(0.11)%	0.02%	(0.22)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Net asset value, beginning of period	$17.97	$17.01	$20.43	$19.66	$20.33	$22.87
Investment operations:
Net investment loss[1]	(0.02)	(0.07)	(0.10)	(0.11)	(0.10)	(0.10)
Net realized and unrealized gain (loss)	0.20	1.03	(3.32)	0.88	(0.57)	(1.38)
Total from investment operations	0.18	0.96	(3.42)	0.77	(0.67)	(1.48)
Distributions to shareholders:
Capital gains	—	—	—	—	—	(1.06)
Net asset value, end of period	$18.15	$17.97	$17.01	$20.43	$19.66	$20.33

TOTAL RETURN[3]	1.00%	5.64%	(16.74)%	3.92%	(3.30)%	(6.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$47,198	$43,130	$52,719	$102,148	$192,628	$274,521
Ratios to average net assets of:
Expenses	0.55%[4]	0.55%	0.55%	0.56%[5]	0.55%	0.55%
Net investment loss	(0.20)%[4]	(0.41)%	(0.52)%	(0.53)%	(0.48)%	(0.47)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.45% for the WisdomTree Chinese Yuan Strategy Fund and 0.55% for the WisdomTree Emerging Currency Strategy Fund.

[6]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	97

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Indian Rupee Strategy Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Net asset value, beginning of period	$21.56	$20.59	$21.39	$17.91	$20.30	$26.78
Investment operations:
Net investment loss[1]	(0.01)	(0.06)	(0.09)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	0.65	1.03	(0.71)	3.57	(2.31)	(3.12)
Total from investment operations	0.64	0.97	(0.80)	3.48	(2.39)	(3.20)
Distributions to shareholders:
Capital gains	—	—	—	—	—	(3.28)
Net asset value, end of period	$22.20	$21.56	$20.59	$21.39	$17.91	$20.30

TOTAL RETURN[2]	2.97%	4.71%	(3.74)%	19.43%	(11.77)%	(11.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,102	$10,780	$12,355	$25,663	$32,230	$18,273
Ratios to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.46%[4]	0.45%	0.45%
Net investment loss	(0.10)%[3]	(0.29)%	(0.42)%	(0.43)%	(0.39)%	(0.37)%
Portfolio turnover rate[5]	0%	0%	0%	0%	0%	0%

WisdomTree Asia Local Debt Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Net asset value, beginning of period	$45.61	$42.86	$49.93	$47.41	$51.57	$53.23
Investment operations:
Net investment income[1]	0.45	0.99	1.29	1.15	1.20	1.29
Net realized and unrealized gain (loss)	(1.45)	2.74	(7.28)	2.00	(3.74)	(2.37)
Total from investment operations	(1.00)	3.73	(5.99)	3.15	(2.54)	(1.08)
Dividends and distributions to shareholders:
Net investment income	(0.40)	(0.36)	(1.08)	(0.47)	(1.34)	(0.58)
Capital gains	—	—	—	—	(0.28)	—
Return of capital	—	(0.62)	—	(0.16)	—	—
Total dividends and distributions to shareholders	(0.40)	(0.98)	(1.08)	(0.63)	(1.62)	(0.58)
Net asset value, end of period	$44.21	$45.61	$42.86	$49.93	$47.41	$51.57

TOTAL RETURN[2]	(2.19)%	8.81%	(12.15)%	6.69%	(5.14)%	(2.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,683	$27,367	$38,574	$339,553	$493,089	$422,871
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.55%	0.56%[4]	0.55%	0.55%
Net investment income	2.05%[3]	2.24%	2.68%	2.36%	2.34%	2.51%
Portfolio turnover rate[6]	21%	26%	10%	62%	52%	62%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.45% for the WisdomTree Indian Rupee Strategy Fund and 0.55% for the WisdomTree Asia Local Debt Fund.

[5]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation as well.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

98	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia & New Zealand Debt Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012[1]
Net asset value, beginning of period	$18.59	$16.67	$21.25	$19.44	$22.54	$26.31
Investment operations:
Net investment income[2]	0.24	0.41	0.46	0.64	0.72	0.67
Net realized and unrealized gain (loss)	(0.31)	1.83	(4.51)	1.46	(3.22)	(0.70)
Total from investment operations	(0.07)	2.24	(4.05)	2.10	(2.50)	(0.03)
Dividends and distributions to shareholders:
Net investment income	(0.20)	(0.23)	(0.51)	(0.24)	(0.47)	(0.69)
Capital gains	—	—	—	—	—	(3.05)
Return of capital	—	(0.09)	(0.02)	(0.05)	(0.13)	—
Total dividends and distributions to shareholders	(0.20)	(0.32)	(0.53)	(0.29)	(0.60)	(3.74)
Net asset value, end of period	$18.32	$18.59	$16.67	$21.25	$19.44	$22.54

TOTAL RETURN[3]	(0.35)%	13.58%	(19.32)%	10.91%	(11.42)%	0.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,322	$156,151	$103,372	$33,998	$40,831	$45,079
Ratios to average net assets of:
Expenses, net of expense waivers	0.30%[4]	0.32%	0.45%	0.46%[5]	0.45%	0.45%
Expenses, prior to expense waivers	0.45%[4]	0.45%	0.45%	0.46%[5]	0.45%	0.45%
Net investment income	2.58%[4]	2.35%	2.54%	3.13%	3.29%	2.99%
Portfolio turnover rate[6]	3%	47%	9%	27%	42%	9%
[1]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Notes 2 and 3).

[4]	Annualized.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.45% and the expense ratio (prior to expense waivers) would have been 0.45%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	99

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$48.01	$48.21	$49.78	$49.98
Investment operations:
Net investment income[1]	0.42	0.77	0.68	0.54
Net realized and unrealized gain (loss)	0.14	(0.13)	(1.50)	(0.11)
Total from investment operations	0.56	0.64	(0.82)	0.43
Dividends and distributions to shareholders:
Net investment income	(0.47)	(0.84)	(0.75)	(0.63)
Return of capital	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.47)	(0.84)	(0.75)	(0.63)
Net asset value, end of period	$48.10	$48.01	$48.21	$49.78

TOTAL RETURN[3]	1.18%	1.35%	(1.66)%	0.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,050	$24,005	$28,923	$4,978
Ratios to average net assets of:
Expenses	0.23%[4]	0.23%	0.23%	0.24%[4,5]
Net investment income	1.75%[4]	1.60%	1.39%	1.52%[4]
Portfolio turnover rate[6,7]	125%	226%	359%	243%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.23%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2017, August 31, 2016, August 31, 2015 and August 31, 2014 were 26%, 33%, 95% and 87%, respectively.

See Notes to Financial Statements.

100	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$42.26	$44.42	$46.65	$50.05
Investment operations:
Net investment income[1]	0.37	0.70	0.62	0.51
Net realized and unrealized gain (loss)	1.57	(2.07)	(2.18)	(3.30)
Total from investment operations	1.94	(1.37)	(1.56)	(2.79)
Dividends to shareholders:
Net investment income	(0.39)	(0.79)	(0.67)	(0.61)
Net asset value, end of period	$43.81	$42.26	$44.42	$46.65

TOTAL RETURN[2]	4.60%	(3.11)%	(3.36)%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,522	$12,679	$17,767	$4,665
Ratios to average net assets of:
Expenses	0.28%[3]	0.28%	0.28%	0.29%[3,4]
Net investment income	1.71%[3]	1.61%	1.38%	1.48%[3]
Portfolio turnover rate[5,6]	105%	226%	424%	257%

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Period July 9, 2015* through August 31, 2015
Net asset value, beginning of period	$52.04	$49.64	$49.78
Investment operations:
Net investment income[1]	0.64	1.31	0.16
Net realized and unrealized gain (loss)	(1.89)	2.50	(0.18)
Total from investment operations	(1.25)	3.81	(0.02)
Dividends and distributions to shareholders:
Net investment income	(0.68)	(1.41)	(0.12)
Capital gains	(0.22)	—	—
Total dividends and distributions to shareholders	(0.90)	(1.41)	(0.12)
Net asset value, end of period	$49.89	$52.04	$49.64

TOTAL RETURN[2]	(2.40)%	7.81%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$124,714	$109,285	$4,964
Ratios to average net assets of:
Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%[3]
Expenses, prior to expense waivers	0.20%[3]	0.20%	0.20%[3]
Net investment income	2.58%[3]	2.59%	2.21%[3]
Portfolio turnover rate[5,7]	77%	141%	51%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.28%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]	The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2017, August 31, 2016, August 31, 2015 and August 31, 2014 were 18%, 56%, 163% and 96%, respectively.

[7]	The portfolio turnover rate excluding TBA roll transactions for the periods ended February 28, 2017, August 31, 2016 and August 31, 2015, were 39%, 51% and 6%, respectively.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	101

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg Floating Rate Treasury Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 4, 2014* through August 31, 2014
Net asset value, beginning of period	$25.03	$24.99	$24.99	$25.00
Investment operations:
Net investment income (loss)[1]	0.06	0.05	(0.01)	(0.01)
Net realized and unrealized gain	0.02	0.02	0.01	0.00 [2]
Total from investment operations	0.08	0.07	(0.00)[2]	(0.01)
Dividends to shareholders:
Net investment income	(0.06)	(0.03)	—	—
Net asset value, end of period	$25.05	$25.03	$24.99	$24.99

TOTAL RETURN[3]	0.33%	0.28%	0.00%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,252	$1,251	$1,250	$2,499
Ratios to average net assets of:
Expenses, net of expense waivers	0.15%[4]	0.15%	0.15%	0.15%[4]
Expenses, prior to expense waivers	0.20%[4]	0.20%	0.20%	0.20%[4]
Net investment income (loss)	0.46%[4]	0.20%	(0.06)%	(0.06)%[4]
Portfolio turnover rate[5]	86%	157%	118%	65%

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Period March 8, 2012* through August 31, 2012
Net asset value, beginning of period	$71.93	$69.13	$77.82	$72.97	$77.63	$75.03
Investment operations:
Net investment income[1]	1.42	2.97	3.51	3.47	3.29	1.63
Net realized and unrealized gain (loss)	(0.55)	2.82	(8.61)	5.56	(4.69)	2.54
Total from investment operations	0.87	5.79	(5.10)	9.03	(1.40)	4.17
Dividends and distributions to shareholders:
Net investment income	(1.36)	(2.99)	(3.56)	(3.45)	(3.26)	(1.57)
Capital gains	—	—	—	(0.73)	—	—
Return of capital	—	—	(0.03)	—	—	—
Total dividends and distributions to shareholders	(1.36)	(2.99)	(3.59)	(4.18)	(3.26)	(1.57)
Net asset value, end of period	$71.44	$71.93	$69.13	$77.82	$72.97	$77.63

TOTAL RETURN[3]	1.24%	8.71%	(6.69)%	12.71%	(2.00)%	5.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$57,150	$57,543	$82,956	$116,737	$116,746	$62,103
Ratios to average net assets of:
Expenses	0.60%[4]	0.60%	0.60%	0.61%[6]	0.60%	0.60%[4]
Net investment income	4.06%[4]	4.35%	4.79%	4.59%	4.22%	4.47%[4]
Portfolio turnover rate[5]	22%	21%	25%	40%	37%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Bloomberg Floating Rate Treasury Fund (Note 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.60%.

See Notes to Financial Statements.

102	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Net asset value, beginning of period	$37.59	$35.77	$47.13	$45.93	$51.16	$53.83
Investment operations:
Net investment income[1]	0.99	2.00	2.17	2.26	2.22	2.41
Net realized and unrealized gain (loss)	(0.65)	1.57	(11.46)	0.64	(5.29)	(3.26)
Total from investment operations	0.34	3.57	(9.29)	2.90	(3.07)	(0.85)
Dividends and distributions to shareholders:
Net investment income	(0.87)	(0.59)	(1.95)	(1.02)	(2.01)	(1.77)
Capital gains	—	—	—	(0.14)	(0.15)	(0.05)
Return of capital	—	(1.16)	(0.12)	(0.54)	—	—
Total dividends and distributions to shareholders	(0.87)	(1.75)	(2.07)	(1.70)	(2.16)	(1.82)
Net asset value, end of period	$37.06	$37.59	$35.77	$47.13	$45.93	$51.16

TOTAL RETURN[2]	0.95%	10.34%	(20.19)%	6.43%	(6.41)%	(1.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$240,900	$327,034	$479,267	$838,859	$1,442,209	$1,197,084
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.55%	0.56%[4]	0.55%	0.55%
Net investment income	5.42%[3]	5.59%	5.22%	4.84%	4.31%	4.76%
Portfolio turnover rate[5]	8%	46%	22%	78%	57%	43%

WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$23.39	$23.18	$24.86	$24.99
Investment operations:
Net investment income[1]	0.62	1.10	0.90	0.58
Net realized and unrealized gain (loss)	0.62	0.20	(1.67)	(0.08)
Total from investment operations	1.24	1.30	(0.77)	0.50
Dividends to shareholders:
Net investment income	(0.68)	(1.09)	(0.91)	(0.63)
Net asset value, end of period	$23.95	$23.39	$23.18	$24.86

TOTAL RETURN[2]	5.36%	5.92%	(3.15)%	1.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$45,501	$14,037	$20,859	$14,916
Ratios to average net assets of:
Expenses	0.43%[3]	0.43%	0.43%	0.44%[3,4]
Net investment income	5.33%[3]	4.90%	3.75%	3.30%[3]
Portfolio turnover rate[5]	37%	44%	55%	131%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.55% for the WisdomTree Emerging Markets Local Debt Fund and 0.43% for the WisdomTree Interest Rate Hedged High Yield Bond Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	103

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Negative Duration High Yield Bond Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$19.42	$20.83	$22.99	$25.02
Investment operations:
Net investment income[1]	0.52	0.93	0.83	0.56
Net realized and unrealized gain (loss)	1.64	(1.41)	(2.17)	(1.96)
Total from investment operations	2.16	(0.48)	(1.34)	(1.40)
Dividends to shareholders:
Net investment income	(0.55)	(0.93)	(0.82)	(0.63)
Net asset value, end of period	$21.03	$19.42	$20.83	$22.99

TOTAL RETURN[2]	11.24%	(2.22)%	(5.91)%	(5.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,619	$9,712	$12,499	$4,597
Ratios to average net assets of:
Expenses	0.48%[3]	0.48%	0.48%	0.49%[3,4]
Net investment income	5.08%[3]	4.78%	3.82%	3.28%[3]
Portfolio turnover rate[5]	43%	43%	34%	182%

WisdomTree Strategic Corporate Bond Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Period January 31, 2013* through August 31, 2013
Net asset value, beginning of period	$75.98	$72.94	$76.10	$72.78	$74.76
Investment operations:
Net investment income[1]	1.35	2.57	2.58	2.49	1.37
Net realized and unrealized gain (loss)	(1.26)	3.02	(2.71)	3.81	(2.08)
Total from investment operations	0.09	5.59	(0.13)	6.30	(0.71)
Dividends and distributions to shareholders:
Net investment income	(1.37)	(2.55)	(3.03)	(2.64)	(1.27)
Capital gains	—	—	—	(0.34)	—
Total dividends and distributions to shareholders	(1.37)	(2.55)	(3.03)	(2.98)	(1.27)
Net asset value, end of period	$74.70	$75.98	$72.94	$76.10	$72.78

TOTAL RETURN[2]	0.13%	7.85%	(0.19)%	8.81%	(0.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,470	$7,598	$7,294	$7,610	$14,555
Ratios to average net assets of:
Expenses, net of expense waivers	0.45%[3]	0.45%	0.45%	0.46%[6]	0.45%[3]
Expenses, prior to expense waivers	0.50%[3]	0.50%	0.50%	0.51%[6]	0.50%[3]
Net investment income	3.65%[3]	3.51%	3.43%	3.34%	3.18%[3]
Portfolio turnover rate[5]	21%	36%	15%	36%	5%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Strategic Corporate Bond Fund (Note 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.48%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.45% and the expense ratio (prior to expense waivers) would have been 0.50%.

See Notes to Financial Statements.

104	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Western Asset Unconstrained Bond Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Period June 11, 2015* through August 31, 2015
Net asset value, beginning of period	$49.51	$48.93	$50.02
Investment operations:
Net investment income[1]	0.76	1.76	0.41
Net realized and unrealized gain (loss)	0.54	0.64	(1.15)
Total from investment operations	1.30	2.40	(0.74)
Dividends and distributions to shareholders:
Net investment income	(0.75)	(1.81)	(0.35)
Return of capital	—	(0.01)	—
Total dividends and distributions to shareholders	(0.75)	(1.82)	(0.35)
Net asset value, end of period	$50.06	$49.51	$48.93

TOTAL RETURN[2]	2.64%	5.09%	(1.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,006	$4,951	$4,893
Ratios to average net assets of:
Expenses, net of expense waivers	0.55%[3]	0.55%	0.55%[3]
Expenses, prior to expense waivers	0.60%[3]	0.60%	0.60%[3]
Net investment income	3.08%[3]	3.65%	3.65%[3]
Portfolio turnover rate[4]	18%[5]	33%	3%

WisdomTree CBOE S&P 500 PutWrite Strategy Fund	For the Six Months Ended February 28, 2017 (unaudited)	For the Period February 24, 2016* through August 31, 2016
Net asset value, beginning of period	$27.05	$25.10
Investment operations:
Net investment loss[1]	(0.01)	(0.02)
Net realized and unrealized gain	1.69	1.97
Total from investment operations	1.68	1.95
Distributions to shareholders:
Capital gains	(0.62)	—
Net asset value, end of period	$28.11	$27.05

TOTAL RETURN[2]	6.28%	7.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$47,790	$16,229
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]	0.38%[3]
Expenses, prior to expense waivers	0.44%[3]	0.44%[3]
Net investment loss	(0.09)%[3]	(0.18)%[3]
Portfolio turnover rate[4]	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	The portfolio turnover rate excluding TBA roll transactions for the period ended February 28, 2017 was 11%.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	105

Financial Highlights (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Real Return Fund (consolidated)	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Net asset value, beginning of period	$41.34	$41.09	$47.06	$45.39	$48.68	$50.66
Investment operations:
Net investment income[1]	0.39	0.82	0.91	1.29	0.73	0.79
Net realized and unrealized gain (loss)	0.26	1.20	(5.74)	1.26	(3.25)	(2.10)
Total from investment operations	0.65	2.02	(4.83)	2.55	(2.52)	(1.31)
Dividends and distributions to shareholders:
Net investment income	(1.31)	(1.77)	(0.71)	(0.80)	(0.77)	(0.62)
Capital gains	—	—	(0.43)	(0.08)	—	(0.05)
Total dividends and distributions to shareholders	(1.31)	(1.77)	(1.14)	(0.88)	(0.77)	(0.67)
Net asset value, end of period	$40.68	$41.34	$41.09	$47.06	$45.39	$48.68

TOTAL RETURN[2]	1.66%	5.29%	(10.38)%	5.67%	(5.25)%	(2.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,068	$4,134	$4,109	$4,706	$4,539	$4,868
Ratios to average net assets[3] of:
Expenses	0.60%[4]	0.60%	0.60%	0.61%[5]	0.60%	0.60%
Net investment income	1.93%[4]	2.05%	2.10%	2.80%	1.53%	1.65%
Portfolio turnover rate[6]	3%	4%	8%	33%	1%	3%

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Net asset value, beginning of period	$41.12	$41.17	$42.15	$41.92	$41.47	$49.90
Investment operations:
Net investment loss[1]	(0.07)	(0.33)	(0.40)	(0.39)	(0.37)	(0.40)
Net realized and unrealized gain (loss)	(0.55)	0.28	(0.58)	0.62	0.82	(7.25)
Total from investment operations	(0.62)	(0.05)	(0.98)	0.23	0.45	(7.65)
Distributions to shareholders:
Capital gains	—	—	—	—	—	(0.78)
Net asset value, end of period	$40.50	$41.12	$41.17	$42.15	$41.92	$41.47

TOTAL RETURN[2]	(1.51)%[7]	(0.12)%	(2.33)%	0.55%	1.09%	(15.47)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$194,390	$180,941	$214,083	$177,043	$142,531	$149,288
Ratios to average net assets of:
Expenses, net of expense waivers	0.65%[4]	0.91%	0.95%	0.96%[8]	0.95%	0.95%
Expenses, prior to expense waivers	0.75%[4]	0.92%	0.95%	0.96%[8]	0.95%	0.95%
Net investment loss	(0.35)%[4]	(0.80)%	(0.93)%	(0.94)%	(0.90)%	(0.91)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Managed Futures Strategy Fund (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.60%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.05% lower.

[8]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.95% and the expense ratio (prior to expense waivers) would have been 0.95%.

See Notes to Financial Statements.

106	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of February 28, 2017, the Trust consisted of 94 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”) (formerly, WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund)

December 18, 2013

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”) (formerly, WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund)

December 18, 2013
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”) (formerly, WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund)	July 9, 2015
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010

WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”) (formerly, WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund)

December 18, 2013

WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund” and also referred to herein as “Duration Funds”) (formerly, WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund)

December 18, 2013
WisdomTree Strategic Corporate Bond Fund (“Strategic Corporate Bond Fund”)	January 31, 2013
WisdomTree Western Asset Unconstrained Bond Fund (“Unconstrained Bond Fund”)	June 11, 2015
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”), include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	107

Notes to Financial Statements (unaudited) (continued)

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less, to-be-announced (‘‘TBA’’) securities, and bank loans) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Indian Rupee Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, and the Strategic Corporate Bond Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the closing price on the primary exchange on which they trade. Swap and swaption contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the

108	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$190,519,236	$—
Total	$—	$190,519,236	$—
Unrealized Appreciation on Foreign Currency Contracts	—	2,280,025	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,442,373)	—
Total - Net	$—	$191,356,888	$—

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Notes to Financial Statements (unaudited) (continued)

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$28,994,573	$—
Repurchase Agreement	—	3,943,000	—
Total	$—	$32,937,573	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1,275,609	—
Unrealized Depreciation on Foreign Currency Contracts	—	(195,996)	—
Total - Net	$—	$34,017,186	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$29,238,473	$—
Repurchase Agreement	—	13,500,000	—
Total	$—	$42,738,473	$—
Unrealized Appreciation on Foreign Currency Contracts	—	659,773	—
Unrealized Depreciation on Foreign Currency Contracts	—	(131,732)	—
Total - Net	$—	$43,266,514	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$31,299,900	$—
Repurchase Agreement	—	14,810,000	—
Total	$—	$46,109,900	$—
Unrealized Appreciation on Foreign Currency Contracts	—	895,920	—
Unrealized Depreciation on Foreign Currency Contracts	—	(69,380)	—
Total - Net	$—	$46,936,440	$—

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$7,252,913	$—
Repurchase Agreement	—	3,528,000	—
Total	$—	$10,780,913	$—
Unrealized Appreciation on Foreign Currency Contracts	—	258,629	—
Total - Net	$—	$11,039,542	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$2,397,292	$—
Foreign Government Obligations	—	9,917,971	—
Supranational Bonds	—	2,312,059	—
Repurchase Agreement	—	2,000,000	—
Total	$—	$16,627,322	$—
Unrealized Appreciation on Foreign Currency Contracts	—	145,880	—
Unrealized Depreciation on Foreign Currency Contracts	—	(69,104)	—
Total - Net	$—	$16,704,098	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$7,261,612	$—
Foreign Government Obligations	—	5,991,390	—
Supranational Bonds	—	4,824,717	—
Total	$—	$18,077,719	$—

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Notes to Financial Statements (unaudited) (continued)

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$7,413,787	$—
U.S. Government Obligations	—	7,942,353	—
Corporate Bonds	—	5,765,221	—
Foreign Corporate Bonds	—	741,380	—
Foreign Government Agencies	—	105,476	—
Foreign Government Obligations	—	337,193	—
Supranational Bond	—	412,385	—
Commercial Mortgage-Backed Securities	—	975,671	—
Municipal Bond	—	177,496	—
Total	$—	$23,870,962	$—
Unrealized Appreciation on Futures Contracts	9,864	—	—
Unrealized Depreciation on Futures Contracts	(53,922)	—	—
U.S. Government Agencies Sold Short	—	(311,883)	—
Total - Net	$(44,058)	$23,559,079	$—

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$4,733,623	$—
U.S. Government Obligations	—	6,181,820	—
Corporate Bonds	—	4,134,557	—
Foreign Corporate Bonds	—	550,721	—
Foreign Government Agencies	—	177,036	—
Foreign Government Obligations	—	195,648	—
Supranational Bond	—	198,675	—
Commercial Mortgage-Backed Securities	—	566,645	—
Municipal Bond	—	140,517	—
Asset-Backed Securities	—	89,301	—
Investment of Cash Collateral for Securities Loaned	—	8,100	—
Total	$—	$16,976,643	$—
Unrealized Depreciation on Futures Contracts	(128,547)	—	—
Total - Net	$(128,547)	$16,976,643	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$35,247,719	$—
U.S. Government Obligations	—	19,506,789	—
Corporate Bonds	—	46,952,266	—
Foreign Corporate Bonds	—	9,511,429	—
Foreign Government Obligations	—	3,526,367	—
Commercial Mortgage-Backed Securities	—	8,817,699	—
Municipal Bonds	—	371,386	—
Investment of Cash Collateral for Securities Loaned	—	360,375	—
Total	$—	$124,294,030	$—
U.S. Government Agencies Sold Short	—	(222,051)	—
Total - Net	$—	$124,071,979	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,248,616	$—

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Notes to Financial Statements (unaudited) (continued)

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$50,884,434	$—
Foreign Government Agencies	—	1,801,060	—
Foreign Government Obligations	—	1,740,411	—
Common Stocks	241,452	—	—
Investment of Cash Collateral for Securities Loaned	—	1,969,198	—
Total	$241,452	$56,395,103	$—
Unrealized Appreciation on Futures Contracts	1,867	—	—
Total - Net	$243,319	$56,395,103	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$5,944,988	$—
Foreign Government Obligations	—	213,528,703	—
Supranational Bonds	—	7,421,380	—
Total	$—	$226,895,071	$—
Unrealized Appreciation on Foreign Currency Contracts	—	100,495	—
Unrealized Depreciation on Foreign Currency Contracts	—	(11,394)	—
Total - Net	$—	$226,984,172	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$38,562,263	$—
Foreign Corporate Bonds	—	5,161,043	—
Investment of Cash Collateral for Securities Loaned	—	5,285,435	—
Total	$—	$49,008,741	$—
Unrealized Depreciation on Futures Contracts	(24,406)	—	—
Total - Net	$(24,406)	$49,008,741	$—

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$10,615,893	$—
Foreign Corporate Bonds	—	1,495,038	—
Investment of Cash Collateral for Securities Loaned	—	1,357,873	—
Total	$—	$13,468,804	$—
Unrealized Depreciation on Futures Contracts	(75,828)	—	—
Total - Net	$(75,828)	$13,468,804	$—

Strategic Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$50,320	$—
Corporate Bonds	—	3,823,083	—
Foreign Corporate Bonds	—	3,046,833	—
Foreign Government Obligations	—	157,125	—
Investment of Cash Collateral for Securities Loaned	—	227,655	—
Total	$—	$7,305,016	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1,342	—
Unrealized Depreciation on Foreign Currency Contracts	—	(14)	—
Total - Net	$—	$7,306,344	$—

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Notes to Financial Statements (unaudited) (continued)

Unconstrained Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$302,266	$—
U.S. Government Obligations	—	1,034,999	—
Corporate Bonds	—	1,383,563	—
Foreign Corporate Bonds	—	531,734	—
Foreign Government Obligations	—	457,674	—
Commercial Mortgage-Backed Securities	—	361,511	—
Bank Loans	—	298,716	—
Investment of Cash Collateral for Securities Loaned	—	83,115	—
Total	$—	$4,453,578	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3,457	—
Unrealized Depreciation on Foreign Currency Contracts	—	(8,418)	—
Unrealized Appreciation on Swap Contracts	—	7,053	—
Unrealized Depreciation on Futures Contracts	(9,046)	—	—
Total - Net	$(9,046)	$4,455,670	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$40,456,139	$—
Total	$—	$40,456,139	$—
Written Options	(284,280)	—	—
Total - Net	$(284,280)	$40,456,139	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,411,223	$—
Corporate Bonds	—	161,637	—
Foreign Corporate Bonds	—	211,077	—
Foreign Government Obligations	—	1,091,996	—
Exchange-Traded Funds	221,051	—	—
Investment of Cash Collateral for Securities Loaned	—	79,563	—
Total	$221,051	$2,955,496	$—
Unrealized Appreciation on Foreign Currency Contracts	—	5,921	—
Unrealized Depreciation on Foreign Currency Contracts	—	(22,588)	—
Unrealized Appreciation on Futures Contracts	8,982	—	—
Unrealized Depreciation on Futures Contracts	(4,427)	—	—
Total - Net	$225,606	$2,938,829	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$173,727,651	$—
Total	$—	$173,727,651	$—
Unrealized Appreciation on Foreign Currency Contracts	—	45,500	—
Unrealized Depreciation on Foreign Currency Contracts	—	(159,998)	—
Unrealized Appreciation on Futures Contracts	1,511,876	—	—
Unrealized Depreciation on Futures Contracts	(537,804)	—	—
Total - Net	$974,072	$173,613,153	$—

There were no Level 3 securities at or during the six months ended February 28, 2017.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the six months ended February 28, 2017.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	113

Notes to Financial Statements (unaudited) (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts, swap contracts and options contracts during the period ended February 28, 2017 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at February 28, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 123. At February 28, 2017, no event occurred that triggered a credit-risk-related contingent feature.

As of February 28, 2017, collateral for derivative instruments was as follows:

	Value of Collateral Posted			Value of Collateral Received
Fund	Cash	Securities†	Total	Cash	Securities		Total
U.S. Dollar Bullish Fund	$—	$—	$—	$160,000	$—		$160,000
Emerging Currency Strategy Fund	—	—	—	—	264,971	*	264,971
Interest Rate Hedged U.S. Aggregate Bond Fund	249,400	—	249,400	—	—		—
Negative Duration U.S. Aggregate Bond Fund	369,000	—	369,000	—	—		—
Emerging Markets Corporate Bond Fund	80,004	—	80,004	—	—		—
Interest Rate Hedged High Yield Bond Fund	160,400	—	160,400	—	—		—
Negative Duration High Yield Bond Fund	219,000	—	219,000	—	—		—
Unconstrained Bond Fund	54,552	—	54,552	—	—		—
CBOE S&P 500 PutWrite Strategy Fund	4,420,000	—	4,420,000	—	—		—
Global Real Return Fund (consolidated)	19,524	—	19,524	—	—		—
Managed Futures Strategy Fund (consolidated)	—	7,523,766	7,523,766	—	—		—
†	Securities collateral posted is reflected on the Schedules of Investments.

*	The securities collateral received is comprised entirely of U.S. Treasury securities.

As of February 28, 2017, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$2,280,025	Unrealized depreciation on foreign currency contracts	$1,442,373
Brazilian Real Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,275,609	Unrealized depreciation on foreign currency contracts	195,996
Chinese Yuan Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	659,773	Unrealized depreciation on foreign currency contracts	131,732
Emerging Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	895,920	Unrealized depreciation on foreign currency contracts	69,380
Indian Rupee Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	258,629	Unrealized depreciation on foreign currency contracts	—
Asia Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	145,880	Unrealized depreciation on foreign currency contracts	69,104
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	9,864	Unrealized depreciation on futures contracts*	53,922

114	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$128,547
Emerging Markets Corporate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	1,867	Unrealized depreciation on futures contracts*	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	100,495	Unrealized depreciation on foreign currency contracts	11,394
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	24,406
Negative Duration High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	75,828
Strategic Corporate Bond Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,342	Unrealized depreciation on foreign currency contracts	14
Unconstrained Bond Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3,457	Unrealized depreciation on foreign currency contracts	8,418
Inflation rate contracts	Unrealized appreciation on swap contracts	7,053	Unrealized depreciation on swap contracts	—
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	9,046
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts			Written options, at value	284,280
Global Real Return Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	5,921	Unrealized depreciation on foreign currency contracts	22,588
Commodity contracts	Unrealized appreciation on futures contracts*	8,982	Unrealized depreciation on futures contracts*	4,427
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	45,500	Unrealized depreciation on foreign currency contracts	159,998
	Unrealized appreciation on futures contracts*	180,773	Unrealized depreciation on futures contracts*	199,729
Commodity contracts	Unrealized appreciation on futures contracts*	1,331,103	Unrealized depreciation on futures contracts*	207,285
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	130,790
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 119 for additional information regarding balance sheet location of balances associated with futures contracts.

For the six months ended February 28, 2017, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign exchange contracts	$9,683,186	$(615,635)
Brazilian Real Strategy Fund
Foreign exchange contracts	1,338,211	401,035
Chinese Yuan Strategy Fund
Foreign exchange contracts	(1,547,290)	918,586

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Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Emerging Currency Strategy Fund
Foreign exchange contracts	$18,054	$477,232
Indian Rupee Strategy Fund
Foreign exchange contracts	134,436	192,900
Asia Local Debt Fund
Foreign exchange contracts	(35,697)	20,752
Australia & New Zealand Debt Fund
Foreign exchange contracts	2,841	2,754
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	733,800	(55,676)
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	979,798	(143,790)
Emerging Markets Corporate Bond Fund
Interest rate contracts	110,673	1,867
Emerging Markets Local Debt Fund
Foreign exchange contracts	(63,019)	(40,869)
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	69,998	(29,219)
Negative Duration High Yield Bond Fund
Interest rate contracts	548,090	(83,533)
Strategic Corporate Bond Fund
Foreign exchange contracts	29,240	(1,613)
Unconstrained Bond Fund
Foreign exchange contracts	(794)	(6,328)
Inflation rate contracts	—	7,053
Interest rate contracts	165,932	(11,056)
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	1,560,045	176,520
Global Real Return Fund (consolidated)
Foreign exchange contracts	31,015	(12,644)
Commodity contracts	21,834	21,296
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	1,510,323	(1,615,553)
Commodity contracts	(5,092,611)	3,199,457
Interest rate contracts	(1,368,983)	126,351
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity contracts	Net realized gain (loss) from written options
Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts, foreign currency related transactions and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts
Interest rate contracts	Net realized gain (loss) from investment transactions*, futures contracts, written options and swaptions
*	Includes the net realized gain (loss) on purchased options and swaptions.

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Equity contracts	Net change in unrealized appreciation (depreciation) from written options
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
Commodity contracts	Net change in unrealized appreciation (depreciation) from futures contracts
Inflation rate contracts	Net change in unrealized appreciation (depreciation) from swap contracts
Interest rate contracts	Net change in unrealized appreciation (depreciation) from investment transactions, futures contracts and written options

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During the six months ended February 28, 2017, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional					Average Market Value
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)	Purchased options/ swaptions	Written options/ swaptions
U.S. Dollar Bullish Fund
Foreign exchange contracts	$223,506,834	$439,666,010	$—	$—	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	33,717,050	9,885,709	—	—	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	59,187,059	11,947,490	—	—	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	61,438,680	14,192,410	—	—	—	—	—
Indian Rupee Strategy Fund
Foreign exchange contracts	13,948,837	3,112,254	—	—	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	4,739,713	883,137	—	—	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	43,238	339,507	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	—	20,142,944	—	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	—	15,385,233	—	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	—	—	2,846,708	—	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	8,798,706	4,623,257	—	—	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	—	14,939,953	—	—
Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	—	9,460,647	—	—
Strategic Corporate Bond Fund
Foreign exchange contracts	75,335	601,999	—	—	—	—	—
Unconstrained Bond Fund
Foreign exchange contracts	154,902	201,397	—	—	—	—	—
Inflation rate contracts	—	—	63,978	—	—	—	—
Interest rate contracts	—	—	—	—	1,451,601	20,939	6,267
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	—	—	271,070
Global Real Return Fund (consolidated)
Commodity contracts	—	—	—	275,606	—	—	—
Foreign exchange contracts	74,830	841,670	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	—	60,235,390	33,069,546	—	—
Foreign exchange contracts	11,124,396	11,332,126	—	13,470,999	33,316,841	—	—
Interest rate contracts	—	—	—	6,955,105	9,164,804	—	—

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums, net of any foreign taxes withheld and discounts is accrued daily. Dividend income is recognized on the ex-dividend date. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and

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unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (‘‘Forward Contract’’) to obtain net long exposure to foreign currencies consistent with each Currency Strategy

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Fund’s investment objective. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Global Real Return Fund and Strategic Corporate Bond Fund utilized Forward Contracts as hedges to offset some of its currency risk from positions in international securities. The Asia Local Debt Fund, Emerging Markets Local Debt Fund and the Unconstrained Bond Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with each Fund’s investment objective. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Total Return Swap Contracts — The Unconstrained Bond Fund utilized total return swap contracts to manage inflation rate risk. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Futures Contracts — The Duration Funds, Emerging Markets Corporate Bond Fund and the Unconstrained Bond Fund utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Global Real Return Fund utilized futures contracts to obtain long exposure to commodities to hedge inflation risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The prior variation margins on both open and closed futures contracts are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Cash”, “Deposits at broker for futures contracts”, and/or “Foreign currency deposits at broker for futures contracts”. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect

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to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts — (a) Purchased/Written Options: The CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) utilized option contracts by writing put options on the S&P 500 Index consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Fund.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 — Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At February 28, 2017, the CBOE S&P PutWrite Strategy Fund’s maximum payout for written put options was $48,204,000. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered. At February 28, 2017, the Fund did not have any open written call options.

The Fund’s risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Fund’s use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

(b) Swaptions: The Unconstrained Bond Fund utilized purchased swaptions and written swaptions on interest rate swap contracts to manage interest rate risk. A purchased swaption contract grants a Fund, in return for payment of a premium, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When a Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives a Fund the

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obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When a Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver (call) or a fixed-rate payer (put) upon exercise. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. A Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve the risk that the issuer or counterparty will fail to perform its contractual obligations. At February 28, 2017, the Fund did not have any open swaptions.

For the six months ended February 28, 2017, transactions for written options and swaptions were as follows:

	Unconstrained Bond Fund		CBOE S&P 500 PutWrite Strategy Fund
	Amount of Premiums	Contracts	Amount of Premiums	Contracts
Balance at August 31, 2016	$—	—	$163,050	75
Options/swaptions written	14,579	870,000	2,257,975	906
Options/swaptions closed	(14,579)	(870,000)	—	—
Options/swaptions expired	—	—	(1,965,925)	(775)
Options/swaptions exercised	—	—	—	—
Balance at February 28, 2017	$—	—	$455,100	206

Bank Loans — The Unconstrained Bond Fund (the “Fund”) may invest in bank loans (including senior loans). Bank loans are typically arranged through private negotiations in connection with recapitalizations, acquisitions, and refinancings. Bank loans between a company or a non-U.S. government and one or more financial institutions (lenders) may include institutionally traded floating and fixed rate debt obligations. Bank loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from other holders of loan interests. Bank loans are subject to the credit risk of the underlying borrower and the risk of default in the payment of interest or principal on a loan. These loans typically involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Such loans may be vulnerable to adverse changes in economic or market conditions. Bank loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. If, however, bank loans are uncollateralized and/or subordinate to more senior creditors then the bank loans will be subject to a greater risk of nonpayment.

The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the bank loan interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the bank loan interest.

In addition, loans are generally subject to liquidity risk. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Other risks associated with investing in bank loans include prepayment risk, extension risk, restrictions on resale, and the lack of publicly available information.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any

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dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

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Notes to Financial Statements (unaudited) (continued)

The Funds’ futures contracts and option contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and option contracts are excluded from the master netting table below.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$2,280,025	$(1,123,564)	$(160,000)	$996,461	$1,442,373	$(1,123,564)	$—	$318,809
Brazilian Real Strategy Fund
Repurchase Agreements	3,943,000	—	(3,943,000)[1]	—	—	—	—	—
Foreign Currency Contracts	1,275,609	(195,996)	—	1,079,613	195,996	(195,996)	—	—
Chinese Yuan Strategy Fund
Repurchase Agreements	13,500,000	—	(13,500,000)[1]	—	—	—	—	—
Foreign Currency Contracts	659,773	—	—	659,773	131,732	—	—	131,732
Emerging Currency Strategy Fund
Repurchase Agreements	14,810,000	—	(14,810,000)[1]	—	—	—	—	—
Foreign Currency Contracts	895,920	(67,958)	(264,971)	562,991	69,380	(67,958)	—	1,422
Indian Rupee Strategy Fund
Repurchase Agreements	3,528,000	—	(3,528,000)[1]	—	—	—	—	—
Foreign Currency Contracts	258,629	—	—	258,629	—	—	—	—
Asia Local Debt Fund
Repurchase Agreements	2,000,000	—	(2,000,000)[1]	—	—	—	—	—
Foreign Currency Contracts	145,880	—	—	145,880	69,104	—	—	69,104
Negative Duration U.S. Aggregate Bond Fund
Securities Lending	7,823	—	(7,823)[1]	—	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	351,822	—	(351,822)[1]	—	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	3,009,675	—	(3,009,675)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Foreign Currency Contracts	100,495	(4,719)	—	95,776	11,394	(4,719)	—	6,675
Interest Rate Hedged High Yield Bond Fund
Securities Lending	5,105,190	—	(5,105,190)[1]	—	—	—	—	—
Negative Duration High Yield Bond Fund
Securities Lending	1,313,793	—	(1,313,793)[1]	—	—	—	—	—
Strategic Corporate Bond Fund
Securities Lending	218,957	—	(218,957)[1]	—	—	—	—	—
Foreign Currency Contracts	1,342	—	—	1,342	14	—	—	14
Unconstrained Bond Fund
Securities Lending	80,055	—	(80,055)[1]	—	—	—	—	—
Foreign Currency Contracts	3,457	—	—	3,457	8,418	—	—	8,418
Swap Contracts	7,053	—	—	7,053	—	—	—	—
Global Real Return Fund (consolidated)
Securities Lending	77,922	—	(77,922)[1]	—	—	—	—	—
Foreign Currency Contracts	5,921	(3,211)	—	2,710	22,588	(3,211)	—	19,377
Managed Futures Strategy Fund (consolidated)
Foreign Currency Contracts	45,500	(41,477)	—	4,023	159,998	(41,477)	—	118,521
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	123

Notes to Financial Statements (unaudited) (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Unconstrained Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Unconstrained Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions — Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. Any interest or dividends that accrue on the securities borrowed are shown as an interest expense or dividend expense in the Statement of Operations of the Fund. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds, except for Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund, Strategic Corporate Bond Fund, Unconstrained Bond Fund, and Global Real Return Fund which are sub-advised by Western Asset Management Company and certain affiliates (‘‘WAMCO’’). MCM and WAMCO are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related

124	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
U.S. Dollar Bullish Fund	0.50%	—	—
Brazilian Real Strategy Fund	0.45%	—	—
Chinese Yuan Strategy Fund	0.45%	—	—
Emerging Currency Strategy Fund	0.55%	—	—
Indian Rupee Strategy Fund	0.45%	—	—
Asia Local Debt Fund	0.55%	—	—
Australia & New Zealand Debt Fund	0.45%	(0.15)%	—
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—	—
Negative Duration U.S. Aggregate Bond Fund	0.28%	—	—
Yield Enhanced U.S. Aggregate Bond Fund	0.20%	(0.08)%	December 31, 2017
Floating Rate Treasury Fund	0.20%	(0.05)%	December 31, 2017
Emerging Markets Corporate Bond Fund	0.60%	—	—
Emerging Markets Local Debt Fund	0.55%	—	—
Interest Rate Hedged High Yield Bond Fund	0.43%	—	—
Negative Duration High Yield Bond Fund	0.48%	—	—
Strategic Corporate Bond Fund	0.50%	(0.05)%	December 31, 2017
Unconstrained Bond Fund	0.60%	(0.05)%	December 31, 2017
CBOE S&P 500 PutWrite Strategy Fund	0.44%	(0.06)%	December 31, 2017
Global Real Return Fund (consolidated)	0.60%	—	—
Managed Futures Strategy Fund (consolidated)	0.75%	(0.10)%	December 31, 2017
[1]

Except for the Australia & New Zealand Debt Fund, WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. With respect to the Australia & New Zealand Debt Fund, WTAM has voluntarily agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets. The voluntary advisory fee waiver for the Australia & New Zealand Debt Fund may be reduced or discontinued at any time without notice.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended February 28, 2017 are as follows:

Fund	Value at 8/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 2/28/2017	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets High Dividend Fund	$18,825	$—	$—	$19,970	$538
WisdomTree Global Natural Resources Fund	98,850	—	100,097	—	—
WisdomTree High Dividend Fund	201,011	—	7,438	201,081	3,289
Total	$318,686	$—	$107,535	$221,051	$3,827

During the six month ended February 28, 2017, the Managed Futures Strategy Fund received a voluntary reimbursement of $109,900 from MCM for investment losses on certain futures transactions.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	125

Notes to Financial Statements (unaudited) (continued)

WTAM or its affiliates may from time to time own shares of a Fund, including over 25% (generally the threshold for control). As of February 28, 2017, WTAM held shares purchased in the secondary market of the following Funds:

Fund	% of Fund Shares Outstanding held by WTAM
Barclays Yield Enhanced U.S. Aggregate Bond Fund	0.04%
Emerging Markets Local Debt Fund	0.00%*
Strategic Corporate Bond Fund	0.64%
CBOE S&P 500 PutWrite Strategy Fund	0.01%
Managed Futures Strategy Fund	0.00%*
*	Less than 0.01%.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2017, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended February 28, 2017 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$—	$—	$—	$—	$—	$—
Brazilian Real Strategy Fund	—	—	—	—	—	—
Chinese Yuan Strategy Fund	—	—	—	—	—	—
Emerging Currency Strategy Fund	—	—	—	—	—	—
Indian Rupee Strategy Fund	—	—	—	—	—	—
Asia Local Debt Fund	4,515,949	11,300,197	—	—	—	—
Australia & New Zealand Debt Fund	3,435,538	1,303,989	—	—	—	139,222,742
Interest Rate Hedged U.S. Aggregate Bond Fund	1,523,703	349,477	29,193,294	26,374,751	—	3,314,507
Negative Duration U.S. Aggregate Bond Fund	1,787,498	351,692	18,465,115	14,708,676	—	—
Yield Enhanced U.S. Aggregate Bond Fund	22,918,755	23,376,300	71,563,512	63,639,345	12,049,687	—
Floating Rate Treasury Fund	—	—	1,071,628	1,071,836	—	—
Emerging Markets Corporate Bond Fund	11,760,831	12,666,973	—	—	—	—
Emerging Markets Local Debt Fund	18,807,389	63,907,987	—	—	10,070,630	44,800,336
Interest Rate Hedged High Yield Bond Fund	36,745,069	6,931,557	—	—	—	—
Negative Duration High Yield Bond Fund	6,622,672	3,865,381	—	—	—	—
Strategic Corporate Bond Fund	1,261,901	1,390,992	238,683	184,345	—	—
Unconstrained Bond Fund	240,138	393,602	788,892	356,789	—	—
CBOE S&P 500 PutWrite Strategy Fund	—	—	—	—	—	—
Global Real Return Fund (consolidated)	—	186,543	99,789	—	—	—
Managed Futures Strategy Fund (consolidated)	—	—	—	—	—	—

126	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At February 28, 2017, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$190,513,162	$6,074	$—	$6,074
Brazilian Real Strategy Fund	32,937,291	282	—	282
Chinese Yuan Strategy Fund	42,737,958	515	—	515
Emerging Currency Strategy Fund	46,108,999	901	—	901
Indian Rupee Strategy Fund	10,780,904	9	—	9
Asia Local Debt Fund	18,084,430	58,134	(1,515,242)	(1,457,108)
Australia & New Zealand Debt Fund	17,528,756	748,368	(199,405)	548,963
Interest Rate Hedged U.S. Aggregate Bond Fund	23,716,630	204,660	(50,328)	154,332
Negative Duration U.S. Aggregate Bond Fund	16,880,282	163,142	(66,781)	96,361
Yield Enhanced U.S. Aggregate Bond Fund	124,373,204	1,378,704	(1,457,878)	(79,174)
Floating Rate Treasury Fund	1,247,547	1,095	(26)	1,069
Emerging Markets Corporate Bond Fund	55,936,282	1,757,802	(1,057,529)	700,273
Emerging Markets Local Debt Fund	$259,658,343	$7,232,552	$(39,995,824)	$(32,763,272)
Interest Rate Hedged High Yield Bond Fund	48,457,637	710,393	(159,289)	551,104
Negative Duration High Yield Bond Fund	13,261,410	322,051	(114,657)	207,394
Strategic Corporate Bond Fund	7,234,366	192,924	(122,274)	70,650
Unconstrained Bond Fund	4,380,221	136,489	(63,132)	73,357
CBOE S&P 500 PutWrite Strategy Fund	40,455,522	617	—	617
Global Real Return Fund (consolidated)	4,704,239	91,123	(1,618,815)	(1,527,692)
Managed Futures Strategy Fund (consolidated)	228,811,077	6,087	(55,089,513)	(55,083,426)
7. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 (“ASU 2014-15”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess an entity’s ability to continue as a going concern and to provide related disclosures in certain circumstances. Under the new standard, disclosures are required when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new standard is effective for the annual period ending after December 15, 2016, and all annual and interim periods thereafter. WTAM has evaluated the impact that ASU 2014-15 will have on financial statement disclosures and determined that ASU 2014-15 will not have a significant impact on the Trust’s financial statements.

In October 2016, the SEC adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information provided by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. The effective date of the Regulation S-X amendments is August 1, 2017. WTAM is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Trust’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Board of Trustees, after careful consideration, has determined to close and liquidate the WisdomTree Indian Rupee Strategy Fund and the WisdomTree Australia & New Zealand Debt Fund.

The last day of secondary market trading of shares of the Funds on their respective exchanges was March 22, 2017. Shareholders were able to sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. Each Fund was closed to new investors after the close of business on March 22, 2017. Beginning on or about this date, each Fund was in the process of liquidating its portfolio assets. This caused each Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders that remained in the Funds had their shares automatically redeemed and received cash in an amount equal to the net asset value of their shares as of the close of business on March 29, 2017 and were not charged any transacton fees by the Funds. This amount included any accrued capital gains and dividends.

Whether an investor sold their shares or were automatically redeemed, an investor generally would have recognized a capital gain (or loss) equal to the amount received above (or below) their adjusted cost basis in such shares.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	127

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2016 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of each series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds, except WisdomTree Brazilian Real Strategy Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Global Real Return Fund, WisdomTree Strategic Corporate Bond Fund and WisdomTree Western Asset Unconstrained Bond Fund, and the Investment Sub-Advisory Agreement (together with the MCM Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the MCM Sub-Advisory Agreement, the “Agreements”), pursuant to which Western Asset Management Company, Western Asset Management Company Ltd., and Western Asset Management Company Pte., Ltd. (collectively with MCM, the “Sub-Advisers”) coordinate the investment and reinvestment of the assets of WisdomTree Brazilian Real Strategy Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Global Real Return Fund, WisdomTree Strategic Corporate Bond Fund and WisdomTree Western Asset Unconstrained Bond Fund.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 4, 2016, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature. Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended June 30, 2016, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group

128	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included a mix of pure-index and actively-managed ETFs. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, with certain Funds generally ranking above the relevant Performance Group medians for the various periods and other Funds generally ranking below the relevant Performance Group medians for the various periods. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median and average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data (including actively-managed Funds with a peer group that included index-based funds) and/or the unique attributes of a Fund or certain comparison funds.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	129

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-investment advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*  *  *  *  *  *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers.

The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

130	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	131

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of February 28, 2017:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Managed Futures Strategy Fund (WDTI) and the Global Real Return Fund (RRF) is the complexity of the different factors which contribute to each Fund’s performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WDTI is speculative and involves a substantial degree of risk. WDTI should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WDTI may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds, WDTI or RRF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund

WisdomTree Brazilian Real Strategy Fund

WisdomTree Chinese Yuan Strategy Fund

WisdomTree Emerging Currency Strategy Fund

WisdomTree Indian Rupee Strategy Fund

Fixed Income Funds

WisdomTree Asia Local Debt Fund

WisdomTree Australia & New Zealand Debt Fund

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund

(formerly, WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund

(formerly, WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund

(formerly, WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund)

WisdomTree Bloomberg Floating Rate Treasury Fund

WisdomTree Emerging Markets Corporate Bond Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Interest Rate Hedged High Yield Bond Fund

(formerly, WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund)

WisdomTree Negative Duration High Yield Bond Fund

(formerly, WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund)

WisdomTree Strategic Corporate Bond Fund

WisdomTree Western Asset Unconstrained Bond Fund

Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund

WisdomTree Global Real Return Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2451

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 5, 2017

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 5, 2017